UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2011

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Consumer Discretionary Portfolio

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listings, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.94%
Actual		$ 1,000.00	$ 1,041.40	$ 4.76
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71
Investor Class	1.02%
Actual		$ 1,000.00	$ 1,041.50	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,019.74	$ 5.11

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Lowe's Companies, Inc.	5.6	5.7
Amazon.com, Inc.	5.2	4.6
McDonald's Corp.	4.8	5.2
The Walt Disney Co.	3.8	5.4
Target Corp.	3.8	4.2
DIRECTV	3.3	2.7
Time Warner, Inc.	3.3	0.0
News Corp. Class A	3.2	2.9
Bed Bath & Beyond, Inc.	2.6	2.9
Starbucks Corp.	2.5	2.3
	38.1
Top Industries (% of fund's net assets)
As of June 30, 2011
Specialty Retail	22.7%
Media	22.7%
Hotels, Restaurants & Leisure	21.1%
Internet & Catalog Retail	8.2%
Multiline Retail	5.2%
All Others*	20.1%

As of December 31, 2010
Media	24.0%
Hotels, Restaurants & Leisure	21.9%
Specialty Retail	20.4%
Textiles, Apparel & Luxury Goods	7.0%
Internet & Catalog Retail	5.6%
All Others*	21.1%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
AUTO COMPONENTS - 4.2%
Auto Parts & Equipment - 4.2%
Autoliv, Inc.	4,965	$ 389,504
Gentex Corp.	11,500	347,645
TRW Automotive Holdings Corp. (a)	6,425	379,268
		1,116,417
AUTOMOBILES - 2.6%
Automobile Manufacturers - 1.5%
Bayerische Motoren Werke AG (BMW)	2,858	285,215
Honda Motor Co. Ltd.	3,400	130,959
		416,174
Motorcycle Manufacturers - 1.1%
Harley-Davidson, Inc.	6,984	286,134
TOTAL AUTOMOBILES		702,308
DIVERSIFIED CONSUMER SERVICES - 2.8%
Education Services - 1.0%
DeVry, Inc.	4,400	260,172
Specialized Consumer Services - 1.8%
Sotheby's Class A (Ltd. vtg.)	6,480	281,880
Steiner Leisure Ltd. (a)	3,021	137,999
Weight Watchers International, Inc.	900	67,923
		487,802
TOTAL DIVERSIFIED CONSUMER SERVICES		747,974
ELECTRONIC EQUIPMENT & COMPONENTS - 0.2%
Technology Distributors - 0.2%
Funtalk China Holdings Ltd. (a)(d)	9,600	63,936
FOOD & STAPLES RETAILING - 1.3%
Drug Retail - 0.1%
Droga Raia SA	2,000	33,310
Hypermarkets & Super Centers - 1.2%
Costco Wholesale Corp.	3,968	322,360
TOTAL FOOD & STAPLES RETAILING		355,670
HOTELS, RESTAURANTS & LEISURE - 21.1%
Casinos & Gaming - 4.5%
Betfair Group PLC (d)	4,000	48,564
Las Vegas Sands Corp. (a)	11,828	499,260
Las Vegas Sands Corp. unit	373	265,531
MGM Mirage, Inc. (a)(d)	20,800	274,768
Pinnacle Entertainment, Inc. (a)	4,856	72,354
WMS Industries, Inc. (a)	1,733	53,238
		1,213,715

	Shares	Value
Hotels, Resorts & Cruise Lines - 2.7%
Royal Caribbean Cruises Ltd. (a)	3,900	$ 146,796
Starwood Hotels & Resorts Worldwide, Inc.	10,286	576,427
		723,223
Restaurants - 13.9%
Ajisen (China) Holdings Ltd.	57,000	118,076
Arcos Dorados Holdings, Inc.	3,400	71,706
BJ's Restaurants, Inc. (a)(d)	4,916	257,402
Bravo Brio Restaurant Group, Inc.	3,800	92,834
Darden Restaurants, Inc.	7,627	379,520
Einstein Noah Restaurant Group, Inc.	1,171	17,530
McDonald's Corp.	15,272	1,287,735
Panera Bread Co. Class A (a)	1,607	201,936
Ruth's Hospitality Group, Inc. (a)	37,358	209,578
Starbucks Corp.	16,582	654,823
Texas Roadhouse, Inc. Class A	23,195	406,724
		3,697,864
TOTAL HOTELS, RESTAURANTS & LEISURE		5,634,802
HOUSEHOLD DURABLES - 2.7%
Home Furnishings - 1.3%
Tempur-Pedic International, Inc. (a)	5,000	339,100
Homebuilding - 1.4%
Lennar Corp. Class A	14,100	255,915
Toll Brothers, Inc. (a)	5,694	118,094
		374,009
TOTAL HOUSEHOLD DURABLES		713,109
INTERNET & CATALOG RETAIL - 8.2%
Internet Retail - 8.2%
Amazon.com, Inc. (a)	6,806	1,391,759
Blue Nile, Inc. (a)(d)	2,912	128,070
Ocado Group PLC (a)(d)	21,100	61,733
Priceline.com, Inc. (a)	1,024	524,216
Start Today Co. Ltd.	3,500	69,874
		2,175,652
INTERNET SOFTWARE & SERVICES - 0.8%
Internet Software & Services - 0.8%
Google, Inc. Class A (a)	240	121,531
XO Group, Inc. (a)	10,452	103,997
		225,528
LEISURE EQUIPMENT & PRODUCTS - 0.8%
Leisure Products - 0.8%
Hasbro, Inc.	4,944	217,190
MEDIA - 22.7%
Advertising - 2.4%
Dentsu, Inc.	3,500	103,576
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Advertising - continued
National CineMedia, Inc.	16,368	$ 276,783
WPP PLC	20,754	259,995
		640,354
Broadcasting - 0.8%
Discovery Communications, Inc. (a)	5,100	208,896
Cable & Satellite - 7.3%
DIRECTV (a)	17,543	891,535
Kabel Deutschland Holding AG (a)	1,851	113,823
Time Warner Cable, Inc.	7,870	614,175
Virgin Media, Inc.	11,100	332,223
		1,951,756
Movies & Entertainment - 12.2%
News Corp. Class A	47,416	839,263
The Walt Disney Co.	26,246	1,024,644
Time Warner, Inc.	24,405	887,610
Viacom, Inc. Class B (non-vtg.)	9,723	495,873
		3,247,390
TOTAL MEDIA		6,048,396
MULTILINE RETAIL - 5.2%
Department Stores - 0.4%
Marisa Lojas SA	6,500	99,097
General Merchandise Stores - 4.8%
Dollar Tree, Inc. (a)	3,986	265,547
Target Corp.	21,621	1,014,241
		1,279,788
TOTAL MULTILINE RETAIL		1,378,885
PROFESSIONAL SERVICES - 0.2%
Research & Consulting Services - 0.2%
Nielsen Holdings B.V. (a)	1,300	40,508
SPECIALTY RETAIL - 22.7%
Apparel Retail - 8.4%
Body Central Corp.	1,500	35,295
Chico's FAS, Inc.	15,700	239,111
Citi Trends, Inc. (a)	10,717	161,612
H&M Hennes & Mauritz AB (B Shares)	3,652	125,941
Inditex SA	1,565	142,629
Limited Brands, Inc.	12,960	498,312
rue21, Inc. (a)	2,200	71,500
TJX Companies, Inc.	12,278	644,963
Urban Outfitters, Inc. (a)	11,513	324,091
Workman Co. Ltd.	100	2,007
		2,245,461
Automotive Retail - 2.0%
Advance Auto Parts, Inc.	8,170	477,863

	Shares	Value
Asbury Automotive Group, Inc. (a)	100	$ 1,853
Penske Automotive Group, Inc.	2,600	59,124
		538,840
Computer & Electronics Retail - 0.9%
Best Buy Co., Inc.	7,340	230,549
Home Improvement Retail - 6.5%
Lowe's Companies, Inc.	64,011	1,492,100
Lumber Liquidators Holdings, Inc. (a)	9,500	241,300
		1,733,400
Homefurnishing Retail - 2.6%
Bed Bath & Beyond, Inc. (a)	11,800	688,766
Specialty Stores - 2.3%
Hengdeli Holdings Ltd.	164,000	86,618
OfficeMax, Inc. (a)	10,110	79,364
Tractor Supply Co.	5,571	372,588
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,400	90,412
		628,982
TOTAL SPECIALTY RETAIL		6,065,998
TEXTILES, APPAREL & LUXURY GOODS - 2.8%
Apparel, Accessories & Luxury Goods - 2.8%
Phillips-Van Heusen Corp.	4,983	326,237
Polo Ralph Lauren Corp. Class A	555	73,599
Titan Industries Ltd.	16,400	78,748
Trinity Ltd.	64,000	64,397
VF Corp.	2,000	217,120
		760,101
TOTAL COMMON STOCKS (Cost $22,998,407)		26,246,474
Nonconvertible Preferred Stocks - 1.0%

AUTOMOBILES - 1.0%
Automobile Manufacturers - 1.0%
Volkswagen AG (Cost $254,837)	1,300	268,385
Money Market Funds - 3.1%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	215,112	$ 215,112
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	616,260	616,260
TOTAL MONEY MARKET FUNDS (Cost $831,372)		831,372
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $24,084,616)	27,346,231
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(642,181)
NET ASSETS - 100%	$ 26,704,050
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 105
Fidelity Securities Lending Cash Central Fund	1,784
Total	$ 1,889
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 26,246,474	$ 25,414,532	$ 831,942	$ -
Nonconvertible Preferred Stocks	268,385	268,385	-	-
Money Market Funds	831,372	831,372	-	-
Total Investments in Securities:	$ 27,346,231	$ 26,514,289	$ 831,942	$ -
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $1,260,189 of which $171,972 and $1,088,217 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $599,302) - See accompanying schedule: Unaffiliated issuers (cost $23,253,244)	$ 26,514,859
Fidelity Central Funds (cost $831,372)	831,372
Total Investments (cost $24,084,616)		$ 27,346,231
Receivable for investments sold		1,078,299
Receivable for fund shares sold		22,731
Dividends receivable		25,776
Distributions receivable from Fidelity Central Funds		896
Other receivables		1,516
Total assets		28,475,449

Liabilities
Payable for investments purchased	$ 1,057,048
Payable for fund shares redeemed	45,367
Accrued management fee	15,589
Other affiliated payables	3,451
Other payables and accrued expenses	33,684
Collateral on securities loaned, at value	616,260
Total liabilities		1,771,399

Net Assets		$ 26,704,050
Net Assets consist of:
Paid in capital		$ 22,813,023
Undistributed net investment income		38,295
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		593,858
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,258,874
Net Assets		$ 26,704,050

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($10,026,725 ÷ 766,426 shares)	$ 13.08

Investor Class: Net Asset Value, offering price and redemption price per share ($16,677,325 ÷ 1,277,171 shares)	$ 13.06

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 193,979
Income from Fidelity Central Funds		1,889
Total income		195,868

Expenses
Management fee	$ 90,968
Transfer agent fees	22,851
Accounting and security lending fees	6,389
Custodian fees and expenses	19,779
Independent trustees' compensation	87
Audit	20,163
Legal	22
Miscellaneous	120
Total expenses before reductions	160,379
Expense reductions	(2,806)	157,573
Net investment income (loss)		38,295
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $3,774)	2,029,805
Foreign currency transactions	(4,678)
Total net realized gain (loss)		2,025,127
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $198)	(793,723)
Assets and liabilities in foreign currencies	(604)
Total change in net unrealized appreciation (depreciation)		(794,327)
Net gain (loss)		1,230,800
Net increase (decrease) in net assets resulting from operations		$ 1,269,095

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,295	$ 34,434
Net realized gain (loss)	2,025,127	809,414
Change in net unrealized appreciation (depreciation)	(794,327)	3,250,944
Net increase (decrease) in net assets resulting from operations	1,269,095	4,094,792
Distributions to shareholders from net investment income	-	(46,369)
Share transactions - net increase (decrease)	(16,974,922)	29,996,122
Redemption fees	15,766	27,571
Total increase (decrease) in net assets	(15,690,061)	34,072,116

Net Assets
Beginning of period	42,394,111	8,321,995
End of period (including undistributed net investment income of $38,295 and undistributed net investment income of $0, respectively)	$ 26,704,050	$ 42,394,111

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.56	$ 9.58	$ 6.96	$ 10.72	$ 12.84	$ 11.45
Income from Investment Operations
Net investment income (loss) E	.02	.02	.04	.04	(.01)	.11 H
Net realized and unrealized gain (loss)	.49	2.96	2.62	(3.68)	(1.02)	1.33
Total from investment operations	.51	2.98	2.66	(3.64)	(1.03)	1.44
Distributions from net investment income	-	(.02)	(.05)	(.05)	(.02)	(.06)
Distributions from net realized gain	-	-	-	(.09)	(1.08)	-
Total distributions	-	(.02)	(.05)	(.13) J	(1.10)	(.06)
Redemption fees added to paid in capital E	.01	.02	.01	.01	.01	.01
Net asset value, end of period	$ 13.08	$ 12.56	$ 9.58	$ 6.96	$ 10.72	$ 12.84
Total Return B,C,D	4.14%	31.29%	38.32%	(34.10)%	(8.14)%	12.63%
Ratios to Average Net Assets F,I
Expenses before reductions	.94% A	1.08%	1.43%	1.40%	1.10%	1.20%
Expenses net of fee waivers, if any	.94% A	1.00%	1.00%	1.00%	1.01%	1.15%
Expenses net of all reductions	.93% A	.98%	.99%	1.00%	1.01%	1.14%
Net investment income (loss)	.28% A	.23%	.57%	.48%	(.07)%	.90% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,027	$ 18,113	$ 4,098	$ 3,212	$ 6,989	$ 13,866
Portfolio turnover rate G	159% A	191%	166%	81%	114%	189%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.09 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been .13%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.13 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.085 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.54	$ 9.57	$ 6.96	$ 10.72	$ 12.83	$ 11.44
Income from Investment Operations
Net investment income (loss) E	.01	.02	.04	.04	(.03)	.10 H
Net realized and unrealized gain (loss)	.50	2.94	2.61	(3.68)	(1.02)	1.33
Total from investment operations	.51	2.96	2.65	(3.64)	(1.05)	1.43
Distributions from net investment income	-	(.01)	(.05)	(.05)	(.02)	(.05)
Distributions from net realized gain	-	-	-	(.09)	(1.05)	-
Total distributions	-	(.01)	(.05)	(.13) J	(1.07)	(.05)
Redemption fees added to paid in capital E	.01	.02	.01	.01	.01	.01
Net asset value, end of period	$ 13.06	$ 12.54	$ 9.57	$ 6.96	$ 10.72	$ 12.83
Total Return B,C,D	4.15%	31.16%	38.17%	(34.10)%	(8.29)%	12.62%
Ratios to Average Net Assets F,I
Expenses before reductions	1.02% A	1.14%	1.51%	1.54%	1.24%	1.41%
Expenses net of fee waivers, if any	1.02% A	1.08%	1.08%	1.09%	1.15%	1.25%
Expenses net of all reductions	1.00% A	1.06%	1.08%	1.09%	1.15%	1.24%
Net investment income (loss)	.21% A	.15%	.48%	.39%	(.21)%	.80% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,677	$ 24,281	$ 4,224	$ 1,313	$ 2,352	$ 4,256
Portfolio turnover rate G	159% A	191%	166%	81%	114%	189%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.09 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been .03%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.13 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Consumer Discretionary Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on realized short term capital gains on securities of certain issuers domiciled in India. An estimated deferred tax liability for net unrealized gains on these securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,151,763
Gross unrealized depreciation	(981,038)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,170,725

Tax cost	$ 24,175,506

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Initial Class shares and Investor Class shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities short-term securities, aggregated $26,239,076 and $43,101,078, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 5,954
Investor Class	16,897
$ 22,851

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,132 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $58 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security

Semiannual Report

7. Security Lending - continued

lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,784. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,806 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ -	$ 24,605
Investor Class	-	21,764
Total	$ -	$ 46,369

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	112,125	1,403,892	$ 1,445,258	$ 16,356,186
Reinvestment of distributions	-	1,962	-	24,605
Shares redeemed	(787,995)	(391,168)	(10,054,175)	(4,016,992)
Net increase (decrease)	(675,870)	1,014,686	$ (8,608,917)	$ 12,363,799
Investor Class
Shares sold	253,309	1,964,116	$ 3,217,966	$ 22,469,975
Reinvestment of distributions	-	1,738	-	21,764
Shares redeemed	(912,553)	(470,793)	(11,583,971)	(4,859,416)
Net increase (decrease)	(659,244)	1,495,061	$ (8,366,005)	$ 17,632,323

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VCONIC-SANN-0811
1.817358.106

Fidelity® Variable Insurance Products:
Consumer Staples Portfolio

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.92%
Actual		$ 1,000.00	$ 1,062.90	$ 4.71
HypotheticalA		$ 1,000.00	$ 1,020.23	$ 4.61
Investor Class	.98%
Actual		$ 1,000.00	$ 1,063.00	$ 5.01
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	15.3	15.0
The Coca-Cola Co.	10.9	11.5
British American Tobacco PLC sponsored ADR	7.6	5.6
CVS Caremark Corp.	7.2	6.2
Altria Group, Inc.	4.9	5.0
PepsiCo, Inc.	4.0	4.6
Colgate-Palmolive Co.	3.0	4.1
Molson Coors Brewing Co. Class B	2.8	2.7
Diageo PLC sponsored ADR	2.8	2.9
Constellation Brands, Inc. Class A (sub. vtg.)	2.8	2.2
	61.3
Top Industries (% of fund's net assets)
As of June 30, 2011
Beverages	30.8%
Household Products	18.5%
Tobacco	15.9%
Food & Staples Retailing	11.5%
Food Products	9.7%
All Others*	13.6%

As of December 31, 2010
Beverages	28.7%
Household Products	19.1%
Food & Staples Retailing	16.7%
Tobacco	13.2%
Food Products	12.7%
All Others*	9.6%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
BEVERAGES - 30.8%
Brewers - 5.7%
Anheuser-Busch InBev SA NV	13,931	$ 808,603
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	4,700	158,531
Molson Coors Brewing Co. Class B	21,513	962,492
		1,929,626
Distillers & Vintners - 8.3%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	45,278	942,688
Diageo PLC sponsored ADR	11,587	948,628
Pernod-Ricard SA	6,755	665,887
Remy Cointreau SA	3,054	257,072
		2,814,275
Soft Drinks - 16.8%
Coca-Cola Bottling Co. Consolidated	1,793	121,314
Coca-Cola FEMSA SAB de CV sponsored ADR	1,670	155,327
Coca-Cola Icecek AS	8,173	120,598
Embotelladora Andina SA sponsored ADR	5,700	164,445
Fomento Economico Mexicano SAB de CV sponsored ADR	985	65,493
PepsiCo, Inc.	19,498	1,373,244
The Coca-Cola Co.	55,410	3,728,539
		5,728,960
TOTAL BEVERAGES		10,472,861
FOOD & STAPLES RETAILING - 11.5%
Drug Retail - 9.8%
CVS Caremark Corp.	64,642	2,429,246
Drogasil SA	10,284	70,159
Walgreen Co.	19,515	828,607
		3,328,012
Food Distributors - 0.2%
United Natural Foods, Inc. (a)	1,600	68,272
Food Retail - 0.3%
Fresh Market, Inc.	200	7,736
Susser Holdings Corp. (a)	6,054	95,169
		102,905
Hypermarkets & Super Centers - 1.2%
Wal-Mart Stores, Inc.	8,014	425,864
TOTAL FOOD & STAPLES RETAILING		3,925,053
FOOD PRODUCTS - 9.7%
Agricultural Products - 3.4%
Archer Daniels Midland Co.	7,686	231,733
Bunge Ltd.	10,628	732,801
Cresud S.A.C.I.F. y A. sponsored ADR	1,319	21,421

	Shares	Value
Origin Agritech Ltd. (a)	1,500	$ 5,970
SLC Agricola SA	6,400	75,803
Viterra, Inc.	7,400	80,415
		1,148,143
Packaged Foods & Meats - 6.3%
Brasil Foods SA	200	3,395
Calavo Growers, Inc.	4,068	85,672
Cermaq ASA	3,400	54,362
Cosan Ltd. Class A	1,700	20,893
Danone	1,454	108,494
Green Mountain Coffee Roasters, Inc. (a)	1,894	169,058
Mead Johnson Nutrition Co. Class A	4,684	316,404
Nestle SA	7,924	492,481
Unilever NV unit	24,909	818,261
Want Want China Holdings Ltd.	71,000	68,886
		2,137,906
TOTAL FOOD PRODUCTS		3,286,049
HOUSEHOLD DURABLES - 0.1%
Household Appliances - 0.1%
SodaStream International Ltd.	600	36,486
HOUSEHOLD PRODUCTS - 18.5%
Household Products - 18.5%
Colgate-Palmolive Co.	11,857	1,036,420
Procter & Gamble Co.	81,822	5,201,422
Spectrum Brands Holdings, Inc. (a)	2,273	72,736
		6,310,578
PERSONAL PRODUCTS - 4.7%
Personal Products - 4.7%
Avon Products, Inc.	24,944	698,432
Hypermarcas SA	6,100	57,440
L'Oreal SA	4,800	623,467
Natura Cosmeticos SA	2,900	72,449
Nu Skin Enterprises, Inc. Class A	3,700	138,935
		1,590,723
PHARMACEUTICALS - 2.7%
Pharmaceuticals - 2.7%
Johnson & Johnson	13,784	916,912
TOBACCO - 15.9%
Tobacco - 15.9%
Altria Group, Inc.	62,776	1,657,914
British American Tobacco PLC sponsored ADR	29,632	2,607,616
KT&G Corp.	1,157	72,001
Lorillard, Inc.	1,000	108,870
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
Philip Morris International, Inc.	13,163	$ 878,894
Souza Cruz Industria Comerico	7,700	97,958
		5,423,253
TOTAL COMMON STOCKS (Cost $29,203,148)		31,961,915
Money Market Funds - 7.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b) (Cost $2,580,890)	2,580,890	$ 2,580,890
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $31,784,038)	34,542,805
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(500,753)
NET ASSETS - 100%	$ 34,042,052
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 910
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 31,961,915	$ 31,153,312	$ 808,603	$ -
Money Market Funds	2,580,890	2,580,890	-	-
Total Investments in Securities:	$ 34,542,805	$ 33,734,202	$ 808,603	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	72.2%
United Kingdom	10.4%
France	4.8%
Netherlands	2.4%
Belgium	2.4%
Bermuda	2.3%
Brazil	1.6%
Switzerland	1.4%
Others (Individually Less Than 1%)	2.5%
100.0%
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $453,672 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $29,203,148)	$ 31,961,915
Fidelity Central Funds (cost $2,580,890)	2,580,890
Total Investments (cost $31,784,038)		$ 34,542,805
Cash		20,835
Foreign currency held at value (cost $4,113)		4,193
Receivable for investments sold		1,986
Receivable for fund shares sold		79,181
Dividends receivable		58,943
Distributions receivable from Fidelity Central Funds		281
Other receivables		186
Total assets		34,708,410

Liabilities
Payable for investments purchased	$ 563,942
Payable for fund shares redeemed	58,957
Accrued management fee	14,653
Other affiliated payables	4,315
Other payables and accrued expenses	24,491
Total liabilities		666,358

Net Assets		$ 34,042,052
Net Assets consist of:
Paid in capital		$ 31,589,154
Undistributed net investment income		255,737
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(561,374)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,758,535
Net Assets		$ 34,042,052

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($9,959,802 ÷ 806,897 shares)	$ 12.34

Investor Class: Net Asset Value, offering price and redemption price per share ($24,082,250 ÷ 1,954,874 shares)	$ 12.32

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 383,771
Interest		1
Income from Fidelity Central Funds		910
Total income		384,682

Expenses
Management fee	$ 73,882
Transfer agent fees	19,834
Accounting fees and expenses	5,168
Custodian fees and expenses	10,390
Independent trustees' compensation	64
Audit	18,684
Legal	15
Miscellaneous	112
Total expenses before reductions	128,149
Expense reductions	(91)	128,058
Net investment income (loss)		256,624
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	82,449
Foreign currency transactions	(2,541)
Total net realized gain (loss)		79,908
Change in net unrealized appreciation (depreciation) on: Investment securities	1,248,504
Assets and liabilities in foreign currencies	10
Total change in net unrealized appreciation (depreciation)		1,248,514
Net gain (loss)		1,328,422
Net increase (decrease) in net assets resulting from operations		$ 1,585,046

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 256,624	$ 312,808
Net realized gain (loss)	79,908	656,019
Change in net unrealized appreciation (depreciation)	1,248,514	1,857,779
Net increase (decrease) in net assets resulting from operations	1,585,046	2,826,606
Distributions to shareholders from net investment income	-	(318,633)
Share transactions - net increase (decrease)	8,813,341	2,147,026
Redemption fees	2,547	8,532
Total increase (decrease) in net assets	10,400,934	4,663,531

Net Assets
Beginning of period	23,641,118	18,977,587
End of period (including undistributed net investment income of $255,737 and distributions in excess of net investment income of $887, respectively)	$ 34,042,052	$ 23,641,118

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.61	$ 10.22	$ 8.60	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.12	.17	.15	.15	.08
Net realized and unrealized gain (loss)	.61	1.39	1.63	(2.53)	1.11
Total from investment operations	.73	1.56	1.78	(2.38)	1.19
Distributions from net investment income	-	(.17)	(.16)	(.11)	(.04)
Distributions from net realized gain	-	-	-	-	(.07)
Total distributions	-	(.17)	(.16)	(.11)	(.11)
Redemption fees added to paid in capitalE	-J	-J	-J	.01	-J
Net asset value, end of period	$ 12.34	$ 11.61	$ 10.22	$ 8.60	$ 11.08
Total ReturnB,C,D	6.29%	15.23%	20.73%	(21.35)%	11.92%
Ratios to Average Net AssetsF,I
Expenses before reductions	.92%A	1.03%	1.12%	1.12%	1.66%A
Expenses net of fee waivers, if any	.92%A	1.00%	1.00%	1.00%	1.00%A
Expenses net of all reductions	.92%A	.99%	1.00%	1.00%	1.00%A
Net investment income (loss)	1.97%A	1.61%	1.68%	1.47%	1.05%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,960	$ 8,106	$ 8,532	$ 9,706	$ 7,964
Portfolio turnover rateG	30%A	60%	71%	91%	35%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 24, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 10.21	$ 8.59	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.11	.16	.14	.14	.07
Net realized and unrealized gain (loss)	.62	1.38	1.63	(2.52)	1.11
Total from investment operations	.73	1.54	1.77	(2.38)	1.18
Distributions from net investment income	-	(.16)	(.15)	(.11)	(.04)
Distributions from net realized gain	-	-	-	-	(.07)
Total distributions	-	(.16)	(.15)	(.11)	(.11)
Redemption fees added to paid in capitalE	-J	-J	-J	.01	-J
Net asset value, end of period	$ 12.32	$ 11.59	$ 10.21	$ 8.59	$ 11.07
Total ReturnB,C,D	6.30%	15.09%	20.68%	(21.41)%	11.82%
Ratios to Average Net AssetsF,I
Expenses before reductions	.98%A	1.10%	1.22%	1.22%	1.79%A
Expenses net of fee waivers, if any	.98%A	1.08%	1.08%	1.08%	1.15%A
Expenses net of all reductions	.98%A	1.07%	1.08%	1.08%	1.15%A
Net investment income (loss)	1.91%A	1.53%	1.60%	1.39%	.90%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,082	$ 15,536	$ 10,446	$ 13,518	$ 7,018
Portfolio turnover rateG	30%A	60%	71%	91%	35%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 24, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Consumer Staples Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,423,852
Gross unrealized depreciation	(807,953)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,615,899

Tax cost	$ 31,926,906

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Trading (Redemption) Fees. Shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $11,798,877 and $3,928,549, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 4,410
Investor Class	15,424
$ 19,834

Accounting Fees. Fidelity Service Company, Inc.(FSC),an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $320 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $40 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $89 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ -	$ 114,030
Investor Class	-	204,603
Total	$ -	$ 318,633

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	237,437	208,392	$ 2,876,602	$ 2,240,019
Reinvestment of distributions	-	9,881	-	114,030
Shares redeemed	(128,862)	(354,465)	(1,511,075)	(3,773,876)
Net increase (decrease)	108,575	(136,192)	$ 1,365,527	$ (1,419,827)
Investor Class
Shares sold	840,511	656,909	$ 10,090,197	$ 7,132,294
Reinvestment of distributions	-	17,761	-	204,603
Shares redeemed	(226,276)	(357,080)	(2,642,383)	(3,770,044)
Net increase (decrease)	614,235	317,590	$ 7,447,814	$ 3,566,853

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VCSP-SANN-0811
1.850997.104

Fidelity® Variable Insurance Products:
Emerging Markets Portfolio

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	1.10%
Actual		$ 1,000.00	$ 997.00	$ 5.45
Hypothetical A		$ 1,000.00	$ 1,019.34	$ 5.51
Service Class	1.20%
Actual		$ 1,000.00	$ 996.00	$ 5.94
Hypothetical A		$ 1,000.00	$ 1,018.84	$ 6.01
Service Class 2	1.35%
Actual		$ 1,000.00	$ 995.00	$ 6.68
Hypothetical A		$ 1,000.00	$ 1,018.10	$ 6.76
Initial Class R	1.10%
Actual		$ 1,000.00	$ 996.00	$ 5.44
Hypothetical A		$ 1,000.00	$ 1,019.34	$ 5.51
Service Class 2R	1.35%
Actual		$ 1,000.00	$ 995.00	$ 6.68
Hypothetical A		$ 1,000.00	$ 1,018.10	$ 6.76
Investor Class R	1.18%
Actual		$ 1,000.00	$ 996.00	$ 5.84
Hypothetical A		$ 1,000.00	$ 1,018.94	$ 5.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2011
Korea (South)	19.5%
Brazil	15.2%
Taiwan	10.4%
China	9.4%
Russia	7.6%
Indonesia	4.1%
Cayman Islands	3.9%
South Africa	3.7%
India	3.7%
Other*	22.5%

* Includes short term investments and other assets. Percentages are adjusted for the effect of futures contracts, if applicable.
As of December 31, 2010
Brazil	13.4%
Korea (South)	12.9%
Russia	8.7%
Taiwan	8.4%
China	8.2%
India	6.6%
South Africa	6.4%
Indonesia	5.5%
Hong Kong	3.7%
Other*	26.2%

* Includes short term investments and other assets. Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.8	99.0
Short-Term Investments and Net Other Assets	2.2	1.0
Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.9	2.4
Vale SA (PN-A) sponsored ADR (Brazil, Metals & Mining)	2.5	2.0
OAO Gazprom sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	2.4	0.6
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.2	0.5
Hyundai Motor Co. (Korea (South), Automobiles)	1.9	1.2
Banco Bradesco SA (PN) sponsored ADR (Brazil, Commercial Banks)	1.8	1.7
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Commercial Banks)	1.6	1.7
CNOOC Ltd. (Hong Kong, Oil, Gas & Consumable Fuels)	1.6	2.0
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	1.5	1.8
Kia Motors Corp. (Korea (South), Automobiles)	1.2	0.7
	19.6
Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.0	24.3
Energy	14.1	13.8
Materials	13.4	17.0
Information Technology	13.4	10.9
Consumer Discretionary	10.0	10.6
Consumer Staples	7.0	5.5
Industrials	6.9	7.1
Telecommunication Services	6.3	6.6
Utilities	4.0	1.8
Health Care	0.7	1.4

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Bailiwick of Jersey - 0.6%
Randgold Resources Ltd. sponsored ADR	5,200	$ 437,060
West China Cement Ltd.	510,000	183,506
TOTAL BAILIWICK OF JERSEY		620,566
Bermuda - 1.9%
Alliance Oil Co. Ltd. (depositary receipt) (a)(d)	12,749	221,138
Cheung Kong Infrastructure Holdings Ltd.	63,000	327,073
China Glass Holdings Ltd.	324,000	128,239
China Yurun Food Group Ltd.	185,000	520,641
CNPC (Hong Kong) Ltd.	152,000	261,350
GP Investments Ltd. (depositary receipt) (a)	47,469	183,357
Great Eagle Holdings Ltd.	67,431	223,997
TOTAL BERMUDA		1,865,795
Brazil - 15.2%
Arezzo Industria e Comercio SA	10,000	139,965
Banco Bradesco SA (PN) sponsored ADR (d)	84,740	1,736,323
Banco do Estado do Rio Grande do Sul SA	30,800	353,161
BR Malls Participacoes SA	16,700	190,952
BR Properties SA	13,400	150,215
Brasil Foods SA	33,500	568,670
Cia.Hering SA	5,600	128,781
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	33,400	1,126,582
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	18,500	550,817
Companhia de Saneamento de Minas Gerais	5,300	106,265
Eletropaulo Metropolitana SA (PN-B)	24,400	529,232
Even Construtora e Incorporadora SA	28,900	145,879
Hypermarcas SA	35,000	329,575
Itau Unibanco Banco Multiplo SA sponsored ADR	31,726	747,147
Light SA	18,300	344,173
Localiza Rent A Car SA	11,300	201,954
Marcopolo SA (PN)	36,300	162,770
Mills Estruturas e Servicos de Engenharia SA	11,700	168,631
OGX Petroleo e Gas Participacoes SA (a)	93,000	869,176
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	11,200	170,177
(PN) sponsored ADR (non-vtg.)	42,448	1,302,305
Qualicorp SA	11,000	104,990
Tecnisa SA	19,700	164,682
Tegma Gestao Logistica	17,200	278,201
Telecomunicacoes de Sao Paulo SA sponsored ADR	25,885	768,785
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	16,900	831,649

	Shares	Value
Ultrapar Participacoes SA	16,000	$ 283,390
Vale SA (PN-A) sponsored ADR	82,974	2,402,927
TOTAL BRAZIL		14,857,374
British Virgin Islands - 0.5%
Arcos Dorados Holdings, Inc.	6,800	143,412
Camelot Information Systems, Inc. ADR	3,471	51,891
Mail.ru Group Ltd.:
GDR (a)(e)	7,300	242,506
GDR (Reg. S)	800	26,576
TOTAL BRITISH VIRGIN ISLANDS		464,385
Canada - 0.9%
Eldorado Gold Corp.	25,094	370,269
First Quantum Minerals Ltd.	3,100	452,014
Pacific Rubiales Energy Corp.	3,500	93,815
TOTAL CANADA		916,098
Cayman Islands - 3.9%
Central China Real Estate Ltd.	460,106	110,566
Changyou.com Ltd. (A Shares) ADR (a)(d)	5,800	255,374
China Shangshui Cement Group Ltd.	552,000	637,707
Country Garden Holdings Co. Ltd.	587,000	257,981
Eurasia Drilling Co. Ltd. GDR (Reg. S)	14,385	424,358
EVA Precision Industrial Holdings Ltd.	624,000	190,847
Gourmet Master Co. Ltd.	11,000	99,311
Haitian International Holdings Ltd.	102,000	132,125
JA Solar Holdings Co. Ltd. ADR (a)	8,900	49,395
Kaisa Group Holdings Ltd. (a)	463,000	169,570
Kingboard Chemical Holdings Ltd.	84,000	388,602
Minth Group Ltd.	1,000	1,617
Shenguan Holdings Group Ltd.	540,000	381,662
SOHO China Ltd.	260,500	232,657
TPK Holdings Co.	12,000	364,602
Trina Solar Ltd. (a)	3,700	82,954
TOTAL CAYMAN ISLANDS		3,779,328
Chile - 0.3%
CFR Pharmaceuticals SA	1,262,026	342,949
China - 9.4%
Agricultural Bank China Ltd. (H Shares)	878,000	461,467
Anhui Conch Cement Co. Ltd. (H Shares)	54,000	252,591
Anhui Expressway Co. Ltd. (H Shares)	174,000	145,340
Baidu.com, Inc. sponsored ADR (a)	3,050	427,397
China Communications Construction Co. Ltd. (H Shares)	554,000	476,276
China Communications Services Corp. Ltd. (H Shares)	678,000	400,784
China Construction Bank Corp. (H Shares)	943,000	781,617
China Datang Corp. Renewable Power Co. Ltd. (a)	354,000	86,888
China Minsheng Banking Corp. Ltd. (H Shares)	632,500	582,777
Common Stocks - continued
	Shares	Value
China - continued
China National Building Materials Co. Ltd. (H Shares)	242,000	$ 474,562
China Telecom Corp. Ltd. (H Shares)	638,000	416,503
Comba Telecom Systems Holdings Ltd.	137,750	145,154
Digital China Holdings Ltd. (H Shares)	159,000	257,449
Dongfeng Motor Group Co. Ltd. (H Shares)	130,000	245,575
Great Wall Motor Co. Ltd. (H Shares)	172,500	283,741
Guangzhou R&F Properties Co. Ltd. (H Shares)	154,400	210,318
Harbin Power Equipment Co. Ltd. (H Shares)	414,000	472,428
Industrial & Commercial Bank of China Ltd. (H Shares)	2,082,070	1,581,268
Shenzhen Expressway Co. Ltd. (H Shares)	152,000	86,335
SINA Corp. (a)	2,680	278,988
Yantai Changyu Pioneer Wine Co. (B Shares)	31,999	357,996
Yanzhou Coal Mining Co. Ltd. (H Shares)	110,000	423,816
ZTE Corp. (H Shares)	80,680	292,373
TOTAL CHINA		9,141,643
Czech Republic - 0.7%
Ceske Energeticke Zavody AS	12,500	643,607
Egypt - 0.5%
Commercial International Bank Ltd. sponsored GDR	89,430	452,516
Georgia - 0.2%
Bank of Georgia GDR (Reg. S) (a)	9,448	153,908
Hong Kong - 3.0%
China Insurance International Holdings Co. Ltd. (a)	129,400	292,332
China Overseas Land & Investment Ltd.	288,000	617,321
China Power International Development Ltd.	1,312,000	332,141
CNOOC Ltd.	648,000	1,526,277
Galaxy Entertainment Group Ltd. (a)	81,000	173,205
TOTAL HONG KONG		2,941,276
India - 3.7%
Bank of Baroda	28,703	573,756
Bharti Airtel Ltd.	65,309	577,874
Grasim Industries Ltd.	1,456	71,736
HCL Technologies Ltd.	21,862	242,353
Indian Overseas Bank	110,486	363,418
Jain Irrigation Systems Ltd.	41,031	156,613
Mahindra & Mahindra Financial Services Ltd.	6,437	90,425
Sintex Industries Ltd.	58,912	239,450
Tata Consultancy Services Ltd.	35,482	941,470

	Shares	Value
Tata Motors Ltd. Class A	16,321	$ 198,280
Thermax Ltd.	10,838	144,648
TOTAL INDIA		3,600,023
Indonesia - 4.1%
PT Astra International Tbk	117,500	870,652
PT Bank Rakyat Indonesia Tbk	1,289,000	976,916
PT Bank Tabungan Negara Tbk	950,000	187,198
PT Bumi Serpong Damai Tbk	1,288,000	135,160
PT Ciputra Development Tbk	1,939,500	97,241
PT Gadjah Tunggal Tbk	219,000	79,797
PT Indofood Sukses Makmur Tbk	956,500	641,274
PT Indosat Tbk	357,500	212,587
PT Indosat Tbk sponsored ADR	1,688	50,589
PT Summarecon Agung Tbk	486,500	64,666
PT Tower Bersama Infrastructure Tbk	874,500	242,167
PT XL Axiata Tbk	654,000	468,969
TOTAL INDONESIA		4,027,216
Kazakhstan - 0.4%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	22,400	445,760
Korea (South) - 19.5%
BS Financial Group, Inc. (a)	26,160	370,212
Cheil Worldwide, Inc.	11,930	177,217
CJ CGV Co. Ltd.	7,290	202,576
CJ Corp.	6,494	442,468
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	5,870	248,939
Dong-A Pharmaceutical Co. Ltd.	1,240	110,287
Doosan Co. Ltd.	3,352	392,690
GS Holdings Corp.	8,132	595,229
Hankook Tire Co. Ltd.	5,490	234,367
Honam Petrochemical Corp.	1,205	446,652
Hyundai Department Store Co. Ltd.	3,772	613,348
Hyundai Engineering & Construction Co. Ltd.	5,012	404,436
Hyundai Fire & Marine Insurance Co. Ltd.	5,590	166,600
Hyundai Heavy Industries Co. Ltd.	2,562	1,064,899
Hyundai Hysco Co. Ltd.	5,000	239,456
Hyundai Mobis	2,249	843,111
Hyundai Motor Co.	8,154	1,811,151
Hyundai Steel Co.	4,556	552,954
Industrial Bank of Korea	45,060	787,600
Kia Motors Corp.	17,130	1,160,730
Korea Gas Corp.	7,390	256,261
Korea Zinc Co. Ltd.	643	246,775
KT&G Corp.	11,322	704,574
LG Chemical Ltd.	2,129	973,713
LIG Non-Life Insurance Co. Ltd.	7,450	190,614
Lotte Samkang Co. Ltd.	687	244,667
Meritz Fire & Marine Insurance Co. Ltd.	24,246	298,814
Nong Shim Co. Ltd.	1,497	341,630
Common Stocks - continued
	Shares	Value
Korea (South) - continued
OCI Co. Ltd.	1,216	$ 459,276
Paradise Co. Ltd.	45,433	295,080
Samsung Card Co. Ltd.	4,066	220,258
Samsung Electronics Co. Ltd.	3,705	2,868,156
Samsung Heavy Industries Ltd.	5,790	258,298
Shinsegae Co. Ltd.	786	250,091
SK Chemicals Co. Ltd.	4,450	298,613
SKC Co. Ltd.	1,380	87,430
Sungwoo Hitech Co. Ltd.	7,606	179,992
TOTAL KOREA (SOUTH)		19,039,164
Luxembourg - 0.5%
Millicom International Cellular SA	400	41,500
Millicom International Cellular SA unit	4,300	448,738
TOTAL LUXEMBOURG		490,238
Malaysia - 0.8%
Axiata Group Bhd	321,000	532,608
RHB Capital Bhd	83,629	253,698
TOTAL MALAYSIA		786,306
Mauritius - 0.3%
Golden Agri-Resources Ltd.	455,000	251,893
Mexico - 0.9%
America Movil SAB de CV Series L sponsored ADR	15,644	842,899
Netherlands - 0.1%
Yandex NV	2,600	92,326
Nigeria - 0.5%
Diamond Bank PLC	182,987	6,180
Guaranty Trust Bank PLC GDR (Reg. S)	74,394	371,970
Guinness Nigeria PLC	42,130	67,684
TOTAL NIGERIA		445,834
Peru - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	12,390	470,572
Poland - 0.7%
Polska Grupa Energetyczna SA	32,900	287,678
Polski Koncern Naftowy Orlen SA (a)	22,700	428,349
TOTAL POLAND		716,027
Portugal - 0.2%
Jeronimo Martins SGPS SA	12,100	232,344
Russia - 7.6%
Cherkizovo Group OJSC GDR (a)	10,200	189,908
Magnit OJSC GDR (Reg. S)	18,000	565,020
Mostotrest OAO (a)	6,000	49,655
OAO Gazprom sponsored ADR	158,122	2,300,675
OAO NOVATEK GDR	6,422	886,878
OAO Tatneft sponsored ADR	13,807	595,082
Rosneft Oil Co. OJSC GDR (Reg. S)	103,700	873,154

	Shares	Value
Sberbank (Savings Bank of the Russian Federation) (a)	322,800	$ 1,156,616
Sistema JSFC sponsored GDR	5,700	146,490
Uralkali JSC GDR (Reg. S)	14,000	630,000
TOTAL RUSSIA		7,393,478
Singapore - 0.8%
Keppel Corp. Ltd.	48,300	435,695
Straits Asia Resources Ltd.	146,000	355,402
TOTAL SINGAPORE		791,097
South Africa - 3.7%
Absa Group Ltd.	23,647	471,450
African Bank Investments Ltd.	96,000	488,675
Barloworld Ltd.	24,255	247,149
Foschini Ltd.	41,923	546,900
Life Healthcare Group Holdings Ltd.	113,400	294,996
Murray & Roberts Holdings Ltd.	11,100	49,247
PSG Group Ltd.	7,337	52,029
Sanlam Ltd.	111,000	452,418
Sasol Ltd.	4,900	258,496
Sasol Ltd. sponsored ADR	9,536	504,359
Steinhoff International Holdings Ltd.	87,200	296,478
TOTAL SOUTH AFRICA		3,662,197
Taiwan - 10.4%
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	127,653	719,963
Catcher Technology Co. Ltd.	63,000	395,958
Chroma ATE, Inc.	85,170	270,311
Formosa Chemicals & Fibre Corp.	145,000	538,743
Formosa Plastics Corp.	208,000	747,539
Fubon Financial Holding Co. Ltd.	630,329	966,336
Hon Hai Precision Industry Co. Ltd. (Foxconn)	329,000	1,125,284
HTC Corp.	27,150	910,704
Huaku Development Co. Ltd.	54,586	161,871
Kinsus Interconnect Technology Corp.	53,000	215,324
Leofoo Development Co. Ltd. (a)	70,000	57,607
President Chain Store Corp.	67,000	386,201
SIMPLO Technology Co. Ltd.	20,000	160,772
Taishin Financial Holdings Co. Ltd.	1,205,850	713,917
Taiwan Cement Corp.	466,825	693,790
Taiwan Semiconductor Manufacturing Co. Ltd.	564,609	1,419,256
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (d)	51,021	643,375
TOTAL TAIWAN		10,126,951
Thailand - 3.2%
Advanced Info Service PCL (For. Reg.)	173,900	588,820
Asian Property Development PCL (For. Reg.)	1,166,060	187,541
Banpu PCL (For. Reg.)	6,500	151,522
Glow Energy PCL (For. Reg.)	108,500	176,624
Common Stocks - continued
	Shares	Value
Thailand - continued
PTT PCL (For. Reg.)	60,700	$ 662,038
Siam Cement PCL (For. Reg.)	40,400	536,650
Siam Commercial Bank PCL (For. Reg.)	199,800	722,051
Thai Petrochemical Industry PCL	867,700	151,138
Total Access Communication PCL (For. Reg.)	400	713
TOTAL THAILAND		3,177,097
Turkey - 1.3%
Aygaz AS	32,000	207,011
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	86,000	145,179
Turkiye Garanti Bankasi AS	121,000	548,678
Turkiye Vakiflar Bankasi TAO	173,000	391,171
TOTAL TURKEY		1,292,039
United Arab Emirates - 0.0%
First Gulf Bank PJSC	2,707	13,119
United Kingdom - 0.3%
3Legs Resources PLC	18,600	64,329
Kazakhmys PLC	12,300	272,416
TOTAL UNITED KINGDOM		336,745
United States of America - 1.2%
Cognizant Technology Solutions Corp. Class A (a)	2,700	198,018
CTC Media, Inc.	20,570	438,552
Freeport-McMoRan Copper & Gold, Inc.	9,750	515,775
TOTAL UNITED STATES OF AMERICA		1,152,345
TOTAL COMMON STOCKS (Cost $79,024,672)		95,565,115
Money Market Funds - 6.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	1,977,676	$ 1,977,676
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	4,313,325	4,313,325
TOTAL MONEY MARKET FUNDS (Cost $6,291,001)		6,291,001
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $85,315,673)		101,856,116
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(4,177,482)
NET ASSETS - 100%		$ 97,678,634
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $242,506 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,031
Fidelity Securities Lending Cash Central Fund	8,679
Total	$ 9,710
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Korea (South)	$ 19,039,164	$ 19,039,164	$ -	$ -
Brazil	14,857,374	14,857,374	-	-
Taiwan	10,126,951	8,707,695	1,419,256	-
China	9,141,643	8,301,324	840,319	-
Russia	7,393,478	7,393,478	-	-
Indonesia	4,027,216	4,027,216	-	-
Cayman Islands	3,779,328	3,779,328	-	-
South Africa	3,662,197	3,403,701	258,496	-
India	3,600,023	2,954,531	645,492	-
Other	19,937,741	18,411,464	1,526,277	-
Money Market Funds	6,291,001	6,291,001	-	-
Total Investments in Securities:	$ 101,856,116	$ 97,166,276	$ 4,689,840	$ -
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $3,598,173 of which $773,916 and $2,824,257 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,248,124) - See accompanying schedule: Unaffiliated issuers (cost $79,024,672)	$ 95,565,115
Fidelity Central Funds (cost $6,291,001)	6,291,001
Total Investments (cost $85,315,673)		$ 101,856,116
Cash		34,410
Foreign currency held at value (cost $156,674)		157,125
Receivable for investments sold		951,068
Receivable for fund shares sold		69,887
Dividends receivable		512,206
Distributions receivable from Fidelity Central Funds		858
Receivable from investment adviser for expense reductions		21,492
Other receivables		17,555
Total assets		103,620,717

Liabilities
Payable for investments purchased	$ 1,427,174
Payable for fund shares redeemed	47,358
Accrued management fee	64,904
Distribution and service plan fees payable	433
Other affiliated payables	13,108
Other payables and accrued expenses	75,781
Collateral on securities loaned, at value	4,313,325
Total liabilities		5,942,083

Net Assets		$ 97,678,634
Net Assets consist of:
Paid in capital		$ 79,675,022
Undistributed net investment income		723,782
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		739,248
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,540,582
Net Assets		$ 97,678,634

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($21,967,454 ÷ 2,223,739 shares)	$ 9.88

Service Class: Net Asset Value, offering price and redemption price per share ($96,135 ÷ 9,708 shares)	$ 9.90

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,026,763 ÷ 204,710 shares)	$ 9.90

Initial Class R: Net Asset Value, offering price and redemption price per share ($21,270,206 ÷ 2,152,729 shares)	$ 9.88

Service Class 2R: Net Asset Value, offering price and redemption price per share ($95,816 ÷ 9,661 shares)	$ 9.92

Investor Class R: Net Asset Value, offering price and redemption price per share ($52,222,260 ÷ 5,300,165 shares)	$ 9.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 1,498,218
Income from Fidelity Central Funds		9,710
Income before foreign taxes withheld		1,507,928
Less foreign taxes withheld		(129,324)
Total income		1,378,604

Expenses
Management fee	$ 399,459
Transfer agent fees	61,235
Distribution and service plan fees	2,231
Accounting and security lending fees	25,919
Custodian fees and expenses	128,037
Independent trustees' compensation	254
Audit	46,230
Legal	60
Miscellaneous	446
Total expenses before reductions	663,871
Expense reductions	(135,295)	528,576
Net investment income (loss)		850,028
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,991,176
Foreign currency transactions	(65,577)
Total net realized gain (loss)		4,925,599
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $4,803)	(6,526,931)
Assets and liabilities in foreign currencies	(8,465)
Total change in net unrealized appreciation (depreciation)		(6,535,396)
Net gain (loss)		(1,609,797)
Net increase (decrease) in net assets resulting from operations		$ (759,769)

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 850,028	$ 817,833
Net realized gain (loss)	4,925,599	1,482,603
Change in net unrealized appreciation (depreciation)	(6,535,396)	11,348,605
Net increase (decrease) in net assets resulting from operations	(759,769)	13,649,041
Distributions to shareholders from net investment income	-	(839,007)
Distributions to shareholders from net realized gain	-	(380,090)
Total distributions	-	(1,219,097)
Share transactions - net increase (decrease)	(5,377,951)	19,330,340
Redemption fees	47,877	21,709
Total increase (decrease) in net assets	(6,089,843)	31,781,993

Net Assets
Beginning of period	103,768,477	71,986,484
End of period (including undistributed net investment income of $723,782 and distributions in excess of net investment income of $126,246, respectively)	$ 97,678,634	$ 103,768,477

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.91	$ 8.51	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.09	.04	.13
Net realized and unrealized gain (loss)	(.12)	1.43	3.64	(5.19)
Total from investment operations	(.03)	1.52	3.68	(5.06)
Distributions from net investment income	-	(.08)	(.02)	(.08)
Distributions from net realized gain	-	(.04)	(.03)	-
Total distributions	-	(.12)	(.05)	(.08)
Redemption fees added to paid in capital E	- J	- J	- J	.02
Net asset value, end of period	$ 9.88	$ 9.91	$ 8.51	$ 4.88
Total Return B,C,D	(.30)%	17.89%	75.40%	(50.45)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.30% A	1.33%	2.85%	3.92% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10% A
Expenses net of all reductions	1.03% A	1.04%	1.02%	1.02% A
Net investment income (loss)	1.76% A	1.05%	.60%	1.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,967	$ 18,478	$ 250	$ 516
Portfolio turnover rate G	139% A	100%	70%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 23, 2008 (commencement of operations) to December 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 8.54	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.08	.03	.12
Net realized and unrealized gain (loss)	(.12)	1.43	3.65	(5.19)
Total from investment operations	(.04)	1.51	3.68	(5.07)
Distributions from net investment income	-	(.07)	- J	(.07)
Distributions from net realized gain	-	(.04)	(.02)	-
Total distributions	-	(.11)	(.02)	(.07)
Redemption fees added to paid in capital E	- J	- J	- J	.02
Net asset value, end of period	$ 9.90	$ 9.94	$ 8.54	$ 4.88
Total Return B,C,D	(.40)%	17.70%	75.49%	(50.53)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.40% A	1.48%	3.02%	4.02% A
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20% A
Expenses net of all reductions	1.12% A	1.14%	1.12%	1.12% A
Net investment income (loss)	1.66% A	.95%	.50%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96	$ 102	$ 118	$ 396
Portfolio turnover rate G	139% A	100%	70%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 23, 2008 (commencement of operations) to December 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 8.56	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.07	.02	.11
Net realized and unrealized gain (loss)	(.12)	1.43	3.66	(5.19)
Total from investment operations	(.05)	1.50	3.68	(5.08)
Distributions from net investment income	-	(.07)	-	(.06)
Distributions from net realized gain	-	(.04)	-	-
Total distributions	-	(.11)	-	(.06)
Redemption fees added to paid in capital E	- J	- J	- J	.02
Net asset value, end of period	$ 9.90	$ 9.95	$ 8.56	$ 4.88
Total Return B,C,D	(.50)%	17.57%	75.41%	(50.65)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.53% A	1.59%	3.17%	4.17% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.35% A
Expenses net of all reductions	1.27% A	1.30%	1.27%	1.27% A
Net investment income (loss)	1.51% A	.80%	.35%	1.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,027	$ 1,348	$ 117	$ 395
Portfolio turnover rate G	139% A	100%	70%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 23, 2008 (commencement of operations) to December 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.92	$ 8.51	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.09	.04	.11
Net realized and unrealized gain (loss)	(.13)	1.44	3.63	(5.16)
Total from investment operations	(.04)	1.53	3.67	(5.05)
Distributions from net investment income	-	(.08)	(.02)	(.08)
Distributions from net realized gain	-	(.04)	(.03)	-
Total distributions	-	(.12)	(.05)	(.08)
Redemption fees added to paid in capital E	- J	- J	.01	.01
Net asset value, end of period	$ 9.88	$ 9.92	$ 8.51	$ 4.88
Total Return B,C,D	(.40)%	18.01%	75.40%	(50.45)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.29% A	1.35%	2.03%	3.71% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10% A
Expenses net of all reductions	1.02% A	1.04%	1.02%	1.02% A
Net investment income (loss)	1.77% A	1.05%	.60%	1.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,270	$ 30,649	$ 31,314	$ 3,158
Portfolio turnover rate G	139% A	100%	70%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 23, 2008 (commencement of operations) to December 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2R

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 8.56	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.07	.02	.11
Net realized and unrealized gain (loss)	(.12)	1.43	3.66	(5.19)
Total from investment operations	(.05)	1.50	3.68	(5.08)
Distributions from net investment income	-	(.06)	-	(.06)
Distributions from net realized gain	-	(.04)	-	-
Total distributions	-	(.09) K	-	(.06)
Redemption fees added to paid in capital E	- J	- J	- J	.02
Net asset value, end of period	$ 9.92	$ 9.97	$ 8.56	$ 4.88
Total Return B,C,D	(.50)%	17.60%	75.41%	(50.65)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.55% A	1.63%	3.17%	4.17% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.35% A
Expenses net of all reductions	1.27% A	1.29%	1.27%	1.27% A
Net investment income (loss)	1.51% A	.80%	.35%	1.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96	$ 102	$ 117	$ 395
Portfolio turnover rate G	139% A	100%	70%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 23, 2008 (commencement of operations) to December 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.09 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.037 per share.

Financial Highlights - Investor Class R

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.89	$ 8.50	$ 4.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.08	.04	.10
Net realized and unrealized gain (loss)	(.12)	1.43	3.63	(5.16)
Total from investment operations	(.04)	1.51	3.67	(5.06)
Distributions from net investment income	-	(.08)	(.02)	(.08)
Distributions from net realized gain	-	(.04)	(.03)	-
Total distributions	-	(.12)	(.05)	(.08)
Redemption fees added to paid in capital E	- J	- J	.01	.01
Net asset value, end of period	$ 9.85	$ 9.89	$ 8.50	$ 4.87
Total Return B,C,D	(.40)%	17.79%	75.56%	(50.55)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.37% A	1.42%	2.07%	3.81% A
Expenses net of fee waivers, if any	1.18% A	1.18%	1.18%	1.18% A
Expenses net of all reductions	1.10% A	1.12%	1.10%	1.10% A
Net investment income (loss)	1.68% A	.97%	.52%	1.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,222	$ 53,089	$ 40,070	$ 3,377
Portfolio turnover rate G	139% A	100%	70%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 23, 2008 (commencement of operations) to December 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Emerging Markets Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class 2R shares, and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 17,953,657
Gross unrealized depreciation	(1,935,141)
Net unrealized appreciation (depreciation) on securities and other investments	$ 16,018,516

Tax cost	$ 85,837,600

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Initial Class R shares, Service Class 2R shares and Investor Class R shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $68,089,674 and $73,727,587, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 49
Service Class 2	2,057
Service Class 2R	125
$ 2,231

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class R) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class R pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 8,829
Service Class	44
Service Class 2	598
Initial Class R	9,831
Service Class 2R	44
Investor Class R	41,889
$ 61,235

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $24 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $173 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,679. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Initial Class	1.10%	$ 20,010
Service Class	1.20%	98
Service Class 2	1.35%	1,520
Initial Class R	1.10%	24,207
Service Class 2R	1.35%	99
Investor Class R	1.18%	50,121
		$ 96,055

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $39,240 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ -	$ 147,657
Service Class	-	719
Service Class 2	-	8,901
Initial Class R	-	247,442
Service Class 2R	-	565
Investor Class R	-	433,723
Total	$ -	$ 839,007
From net realized gain
Initial Class	$ -	$ 62,064
Service Class	-	383
Service Class 2	-	4,185
Initial Class R	-	115,662
Service Class 2R	-	382
Investor Class R	-	197,414
Total	$ -	$ 380,090

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	580,384	1,907,445	$ 5,713,078	$ 16,225,751
Reinvestment of distributions	-	21,780	-	209,721
Shares redeemed	(220,348)	(94,931)	(2,196,102)	(856,392)
Net increase (decrease)	360,036	1,834,294	$ 3,516,976	$ 15,579,080
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	-	115	-	1,102
Shares redeemed	(529)	(3,650)	(5,260)	(31,523)
Net increase (decrease)	(529)	(3,535)	$ (5,260)	$ (30,421)
Service Class 2
Shares sold	99,156	137,437	$ 980,412	$ 1,250,469
Reinvestment of distributions	-	1,356	-	13,086
Shares redeemed	(29,976)	(16,991)	(294,149)	(155,917)
Net increase (decrease)	69,180	121,802	$ 686,263	$ 1,107,638
Initial Class R
Shares sold	266,608	1,547,303	$ 2,680,080	$ 14,204,050
Reinvestment of distributions	-	38,007	-	363,104
Shares redeemed	(1,204,504)	(2,173,155)	(11,780,257)	(18,591,867)
Net increase (decrease)	(937,896)	(587,845)	$ (9,100,177)	$ (4,024,713)
Service Class 2R
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	-	99	-	947
Shares redeemed	(527)	(3,639)	(5,245)	(31,476)
Net increase (decrease)	(527)	(3,540)	$ (5,245)	$ (30,529)
Investor Class R
Shares sold	872,927	3,120,989	$ 8,657,271	$ 27,575,797
Reinvestment of distributions	-	66,066	-	631,137
Shares redeemed	(939,076)	(2,534,983)	(9,127,779)	(21,477,649)
Net increase (decrease)	(66,149)	652,072	$ (470,508)	$ 6,729,285

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, VIP Freedom 2020 Portfolio was the owner of record of approximately 11% of the total outstanding shares of the Fund. The VIP Freedom Funds and VIP Investor Freedom Funds were the owners of record, in the aggregate, of approximately 31% of the total outstanding shares of the Fund. FMR or its affiliates were the owners of record of 66% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPEM-SANN-0811
1.858138.103

Fidelity® Variable Insurance Products:
Emerging Markets Portfolio - Class R

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	1.10%
Actual		$ 1,000.00	$ 997.00	$ 5.45
Hypothetical A		$ 1,000.00	$ 1,019.34	$ 5.51
Service Class	1.20%
Actual		$ 1,000.00	$ 996.00	$ 5.94
Hypothetical A		$ 1,000.00	$ 1,018.84	$ 6.01
Service Class 2	1.35%
Actual		$ 1,000.00	$ 995.00	$ 6.68
Hypothetical A		$ 1,000.00	$ 1,018.10	$ 6.76
Initial Class R	1.10%
Actual		$ 1,000.00	$ 996.00	$ 5.44
Hypothetical A		$ 1,000.00	$ 1,019.34	$ 5.51
Service Class 2R	1.35%
Actual		$ 1,000.00	$ 995.00	$ 6.68
Hypothetical A		$ 1,000.00	$ 1,018.10	$ 6.76
Investor Class R	1.18%
Actual		$ 1,000.00	$ 996.00	$ 5.84
Hypothetical A		$ 1,000.00	$ 1,018.94	$ 5.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2011
Korea (South)	19.5%
Brazil	15.2%
Taiwan	10.4%
China	9.4%
Russia	7.6%
Indonesia	4.1%
Cayman Islands	3.9%
South Africa	3.7%
India	3.7%
Other*	22.5%

* Includes short term investments and other assets. Percentages are adjusted for the effect of futures contracts, if applicable.
As of December 31, 2010
Brazil	13.4%
Korea (South)	12.9%
Russia	8.7%
Taiwan	8.4%
China	8.2%
India	6.6%
South Africa	6.4%
Indonesia	5.5%
Hong Kong	3.7%
Other*	26.2%

* Includes short term investments and other assets. Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.8	99.0
Short-Term Investments and Net Other Assets	2.2	1.0
Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.9	2.4
Vale SA (PN-A) sponsored ADR (Brazil, Metals & Mining)	2.5	2.0
OAO Gazprom sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	2.4	0.6
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.2	0.5
Hyundai Motor Co. (Korea (South), Automobiles)	1.9	1.2
Banco Bradesco SA (PN) sponsored ADR (Brazil, Commercial Banks)	1.8	1.7
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Commercial Banks)	1.6	1.7
CNOOC Ltd. (Hong Kong, Oil, Gas & Consumable Fuels)	1.6	2.0
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	1.5	1.8
Kia Motors Corp. (Korea (South), Automobiles)	1.2	0.7
	19.6
Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.0	24.3
Energy	14.1	13.8
Materials	13.4	17.0
Information Technology	13.4	10.9
Consumer Discretionary	10.0	10.6
Consumer Staples	7.0	5.5
Industrials	6.9	7.1
Telecommunication Services	6.3	6.6
Utilities	4.0	1.8
Health Care	0.7	1.4

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Bailiwick of Jersey - 0.6%
Randgold Resources Ltd. sponsored ADR	5,200	$ 437,060
West China Cement Ltd.	510,000	183,506
TOTAL BAILIWICK OF JERSEY		620,566
Bermuda - 1.9%
Alliance Oil Co. Ltd. (depositary receipt) (a)(d)	12,749	221,138
Cheung Kong Infrastructure Holdings Ltd.	63,000	327,073
China Glass Holdings Ltd.	324,000	128,239
China Yurun Food Group Ltd.	185,000	520,641
CNPC (Hong Kong) Ltd.	152,000	261,350
GP Investments Ltd. (depositary receipt) (a)	47,469	183,357
Great Eagle Holdings Ltd.	67,431	223,997
TOTAL BERMUDA		1,865,795
Brazil - 15.2%
Arezzo Industria e Comercio SA	10,000	139,965
Banco Bradesco SA (PN) sponsored ADR (d)	84,740	1,736,323
Banco do Estado do Rio Grande do Sul SA	30,800	353,161
BR Malls Participacoes SA	16,700	190,952
BR Properties SA	13,400	150,215
Brasil Foods SA	33,500	568,670
Cia.Hering SA	5,600	128,781
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	33,400	1,126,582
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	18,500	550,817
Companhia de Saneamento de Minas Gerais	5,300	106,265
Eletropaulo Metropolitana SA (PN-B)	24,400	529,232
Even Construtora e Incorporadora SA	28,900	145,879
Hypermarcas SA	35,000	329,575
Itau Unibanco Banco Multiplo SA sponsored ADR	31,726	747,147
Light SA	18,300	344,173
Localiza Rent A Car SA	11,300	201,954
Marcopolo SA (PN)	36,300	162,770
Mills Estruturas e Servicos de Engenharia SA	11,700	168,631
OGX Petroleo e Gas Participacoes SA (a)	93,000	869,176
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	11,200	170,177
(PN) sponsored ADR (non-vtg.)	42,448	1,302,305
Qualicorp SA	11,000	104,990
Tecnisa SA	19,700	164,682
Tegma Gestao Logistica	17,200	278,201
Telecomunicacoes de Sao Paulo SA sponsored ADR	25,885	768,785
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	16,900	831,649

	Shares	Value
Ultrapar Participacoes SA	16,000	$ 283,390
Vale SA (PN-A) sponsored ADR	82,974	2,402,927
TOTAL BRAZIL		14,857,374
British Virgin Islands - 0.5%
Arcos Dorados Holdings, Inc.	6,800	143,412
Camelot Information Systems, Inc. ADR	3,471	51,891
Mail.ru Group Ltd.:
GDR (a)(e)	7,300	242,506
GDR (Reg. S)	800	26,576
TOTAL BRITISH VIRGIN ISLANDS		464,385
Canada - 0.9%
Eldorado Gold Corp.	25,094	370,269
First Quantum Minerals Ltd.	3,100	452,014
Pacific Rubiales Energy Corp.	3,500	93,815
TOTAL CANADA		916,098
Cayman Islands - 3.9%
Central China Real Estate Ltd.	460,106	110,566
Changyou.com Ltd. (A Shares) ADR (a)(d)	5,800	255,374
China Shangshui Cement Group Ltd.	552,000	637,707
Country Garden Holdings Co. Ltd.	587,000	257,981
Eurasia Drilling Co. Ltd. GDR (Reg. S)	14,385	424,358
EVA Precision Industrial Holdings Ltd.	624,000	190,847
Gourmet Master Co. Ltd.	11,000	99,311
Haitian International Holdings Ltd.	102,000	132,125
JA Solar Holdings Co. Ltd. ADR (a)	8,900	49,395
Kaisa Group Holdings Ltd. (a)	463,000	169,570
Kingboard Chemical Holdings Ltd.	84,000	388,602
Minth Group Ltd.	1,000	1,617
Shenguan Holdings Group Ltd.	540,000	381,662
SOHO China Ltd.	260,500	232,657
TPK Holdings Co.	12,000	364,602
Trina Solar Ltd. (a)	3,700	82,954
TOTAL CAYMAN ISLANDS		3,779,328
Chile - 0.3%
CFR Pharmaceuticals SA	1,262,026	342,949
China - 9.4%
Agricultural Bank China Ltd. (H Shares)	878,000	461,467
Anhui Conch Cement Co. Ltd. (H Shares)	54,000	252,591
Anhui Expressway Co. Ltd. (H Shares)	174,000	145,340
Baidu.com, Inc. sponsored ADR (a)	3,050	427,397
China Communications Construction Co. Ltd. (H Shares)	554,000	476,276
China Communications Services Corp. Ltd. (H Shares)	678,000	400,784
China Construction Bank Corp. (H Shares)	943,000	781,617
China Datang Corp. Renewable Power Co. Ltd. (a)	354,000	86,888
China Minsheng Banking Corp. Ltd. (H Shares)	632,500	582,777
Common Stocks - continued
	Shares	Value
China - continued
China National Building Materials Co. Ltd. (H Shares)	242,000	$ 474,562
China Telecom Corp. Ltd. (H Shares)	638,000	416,503
Comba Telecom Systems Holdings Ltd.	137,750	145,154
Digital China Holdings Ltd. (H Shares)	159,000	257,449
Dongfeng Motor Group Co. Ltd. (H Shares)	130,000	245,575
Great Wall Motor Co. Ltd. (H Shares)	172,500	283,741
Guangzhou R&F Properties Co. Ltd. (H Shares)	154,400	210,318
Harbin Power Equipment Co. Ltd. (H Shares)	414,000	472,428
Industrial & Commercial Bank of China Ltd. (H Shares)	2,082,070	1,581,268
Shenzhen Expressway Co. Ltd. (H Shares)	152,000	86,335
SINA Corp. (a)	2,680	278,988
Yantai Changyu Pioneer Wine Co. (B Shares)	31,999	357,996
Yanzhou Coal Mining Co. Ltd. (H Shares)	110,000	423,816
ZTE Corp. (H Shares)	80,680	292,373
TOTAL CHINA		9,141,643
Czech Republic - 0.7%
Ceske Energeticke Zavody AS	12,500	643,607
Egypt - 0.5%
Commercial International Bank Ltd. sponsored GDR	89,430	452,516
Georgia - 0.2%
Bank of Georgia GDR (Reg. S) (a)	9,448	153,908
Hong Kong - 3.0%
China Insurance International Holdings Co. Ltd. (a)	129,400	292,332
China Overseas Land & Investment Ltd.	288,000	617,321
China Power International Development Ltd.	1,312,000	332,141
CNOOC Ltd.	648,000	1,526,277
Galaxy Entertainment Group Ltd. (a)	81,000	173,205
TOTAL HONG KONG		2,941,276
India - 3.7%
Bank of Baroda	28,703	573,756
Bharti Airtel Ltd.	65,309	577,874
Grasim Industries Ltd.	1,456	71,736
HCL Technologies Ltd.	21,862	242,353
Indian Overseas Bank	110,486	363,418
Jain Irrigation Systems Ltd.	41,031	156,613
Mahindra & Mahindra Financial Services Ltd.	6,437	90,425
Sintex Industries Ltd.	58,912	239,450
Tata Consultancy Services Ltd.	35,482	941,470

	Shares	Value
Tata Motors Ltd. Class A	16,321	$ 198,280
Thermax Ltd.	10,838	144,648
TOTAL INDIA		3,600,023
Indonesia - 4.1%
PT Astra International Tbk	117,500	870,652
PT Bank Rakyat Indonesia Tbk	1,289,000	976,916
PT Bank Tabungan Negara Tbk	950,000	187,198
PT Bumi Serpong Damai Tbk	1,288,000	135,160
PT Ciputra Development Tbk	1,939,500	97,241
PT Gadjah Tunggal Tbk	219,000	79,797
PT Indofood Sukses Makmur Tbk	956,500	641,274
PT Indosat Tbk	357,500	212,587
PT Indosat Tbk sponsored ADR	1,688	50,589
PT Summarecon Agung Tbk	486,500	64,666
PT Tower Bersama Infrastructure Tbk	874,500	242,167
PT XL Axiata Tbk	654,000	468,969
TOTAL INDONESIA		4,027,216
Kazakhstan - 0.4%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	22,400	445,760
Korea (South) - 19.5%
BS Financial Group, Inc. (a)	26,160	370,212
Cheil Worldwide, Inc.	11,930	177,217
CJ CGV Co. Ltd.	7,290	202,576
CJ Corp.	6,494	442,468
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	5,870	248,939
Dong-A Pharmaceutical Co. Ltd.	1,240	110,287
Doosan Co. Ltd.	3,352	392,690
GS Holdings Corp.	8,132	595,229
Hankook Tire Co. Ltd.	5,490	234,367
Honam Petrochemical Corp.	1,205	446,652
Hyundai Department Store Co. Ltd.	3,772	613,348
Hyundai Engineering & Construction Co. Ltd.	5,012	404,436
Hyundai Fire & Marine Insurance Co. Ltd.	5,590	166,600
Hyundai Heavy Industries Co. Ltd.	2,562	1,064,899
Hyundai Hysco Co. Ltd.	5,000	239,456
Hyundai Mobis	2,249	843,111
Hyundai Motor Co.	8,154	1,811,151
Hyundai Steel Co.	4,556	552,954
Industrial Bank of Korea	45,060	787,600
Kia Motors Corp.	17,130	1,160,730
Korea Gas Corp.	7,390	256,261
Korea Zinc Co. Ltd.	643	246,775
KT&G Corp.	11,322	704,574
LG Chemical Ltd.	2,129	973,713
LIG Non-Life Insurance Co. Ltd.	7,450	190,614
Lotte Samkang Co. Ltd.	687	244,667
Meritz Fire & Marine Insurance Co. Ltd.	24,246	298,814
Nong Shim Co. Ltd.	1,497	341,630
Common Stocks - continued
	Shares	Value
Korea (South) - continued
OCI Co. Ltd.	1,216	$ 459,276
Paradise Co. Ltd.	45,433	295,080
Samsung Card Co. Ltd.	4,066	220,258
Samsung Electronics Co. Ltd.	3,705	2,868,156
Samsung Heavy Industries Ltd.	5,790	258,298
Shinsegae Co. Ltd.	786	250,091
SK Chemicals Co. Ltd.	4,450	298,613
SKC Co. Ltd.	1,380	87,430
Sungwoo Hitech Co. Ltd.	7,606	179,992
TOTAL KOREA (SOUTH)		19,039,164
Luxembourg - 0.5%
Millicom International Cellular SA	400	41,500
Millicom International Cellular SA unit	4,300	448,738
TOTAL LUXEMBOURG		490,238
Malaysia - 0.8%
Axiata Group Bhd	321,000	532,608
RHB Capital Bhd	83,629	253,698
TOTAL MALAYSIA		786,306
Mauritius - 0.3%
Golden Agri-Resources Ltd.	455,000	251,893
Mexico - 0.9%
America Movil SAB de CV Series L sponsored ADR	15,644	842,899
Netherlands - 0.1%
Yandex NV	2,600	92,326
Nigeria - 0.5%
Diamond Bank PLC	182,987	6,180
Guaranty Trust Bank PLC GDR (Reg. S)	74,394	371,970
Guinness Nigeria PLC	42,130	67,684
TOTAL NIGERIA		445,834
Peru - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	12,390	470,572
Poland - 0.7%
Polska Grupa Energetyczna SA	32,900	287,678
Polski Koncern Naftowy Orlen SA (a)	22,700	428,349
TOTAL POLAND		716,027
Portugal - 0.2%
Jeronimo Martins SGPS SA	12,100	232,344
Russia - 7.6%
Cherkizovo Group OJSC GDR (a)	10,200	189,908
Magnit OJSC GDR (Reg. S)	18,000	565,020
Mostotrest OAO (a)	6,000	49,655
OAO Gazprom sponsored ADR	158,122	2,300,675
OAO NOVATEK GDR	6,422	886,878
OAO Tatneft sponsored ADR	13,807	595,082
Rosneft Oil Co. OJSC GDR (Reg. S)	103,700	873,154

	Shares	Value
Sberbank (Savings Bank of the Russian Federation) (a)	322,800	$ 1,156,616
Sistema JSFC sponsored GDR	5,700	146,490
Uralkali JSC GDR (Reg. S)	14,000	630,000
TOTAL RUSSIA		7,393,478
Singapore - 0.8%
Keppel Corp. Ltd.	48,300	435,695
Straits Asia Resources Ltd.	146,000	355,402
TOTAL SINGAPORE		791,097
South Africa - 3.7%
Absa Group Ltd.	23,647	471,450
African Bank Investments Ltd.	96,000	488,675
Barloworld Ltd.	24,255	247,149
Foschini Ltd.	41,923	546,900
Life Healthcare Group Holdings Ltd.	113,400	294,996
Murray & Roberts Holdings Ltd.	11,100	49,247
PSG Group Ltd.	7,337	52,029
Sanlam Ltd.	111,000	452,418
Sasol Ltd.	4,900	258,496
Sasol Ltd. sponsored ADR	9,536	504,359
Steinhoff International Holdings Ltd.	87,200	296,478
TOTAL SOUTH AFRICA		3,662,197
Taiwan - 10.4%
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	127,653	719,963
Catcher Technology Co. Ltd.	63,000	395,958
Chroma ATE, Inc.	85,170	270,311
Formosa Chemicals & Fibre Corp.	145,000	538,743
Formosa Plastics Corp.	208,000	747,539
Fubon Financial Holding Co. Ltd.	630,329	966,336
Hon Hai Precision Industry Co. Ltd. (Foxconn)	329,000	1,125,284
HTC Corp.	27,150	910,704
Huaku Development Co. Ltd.	54,586	161,871
Kinsus Interconnect Technology Corp.	53,000	215,324
Leofoo Development Co. Ltd. (a)	70,000	57,607
President Chain Store Corp.	67,000	386,201
SIMPLO Technology Co. Ltd.	20,000	160,772
Taishin Financial Holdings Co. Ltd.	1,205,850	713,917
Taiwan Cement Corp.	466,825	693,790
Taiwan Semiconductor Manufacturing Co. Ltd.	564,609	1,419,256
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (d)	51,021	643,375
TOTAL TAIWAN		10,126,951
Thailand - 3.2%
Advanced Info Service PCL (For. Reg.)	173,900	588,820
Asian Property Development PCL (For. Reg.)	1,166,060	187,541
Banpu PCL (For. Reg.)	6,500	151,522
Glow Energy PCL (For. Reg.)	108,500	176,624
Common Stocks - continued
	Shares	Value
Thailand - continued
PTT PCL (For. Reg.)	60,700	$ 662,038
Siam Cement PCL (For. Reg.)	40,400	536,650
Siam Commercial Bank PCL (For. Reg.)	199,800	722,051
Thai Petrochemical Industry PCL	867,700	151,138
Total Access Communication PCL (For. Reg.)	400	713
TOTAL THAILAND		3,177,097
Turkey - 1.3%
Aygaz AS	32,000	207,011
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	86,000	145,179
Turkiye Garanti Bankasi AS	121,000	548,678
Turkiye Vakiflar Bankasi TAO	173,000	391,171
TOTAL TURKEY		1,292,039
United Arab Emirates - 0.0%
First Gulf Bank PJSC	2,707	13,119
United Kingdom - 0.3%
3Legs Resources PLC	18,600	64,329
Kazakhmys PLC	12,300	272,416
TOTAL UNITED KINGDOM		336,745
United States of America - 1.2%
Cognizant Technology Solutions Corp. Class A (a)	2,700	198,018
CTC Media, Inc.	20,570	438,552
Freeport-McMoRan Copper & Gold, Inc.	9,750	515,775
TOTAL UNITED STATES OF AMERICA		1,152,345
TOTAL COMMON STOCKS (Cost $79,024,672)		95,565,115
Money Market Funds - 6.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	1,977,676	$ 1,977,676
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	4,313,325	4,313,325
TOTAL MONEY MARKET FUNDS (Cost $6,291,001)		6,291,001
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $85,315,673)		101,856,116
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(4,177,482)
NET ASSETS - 100%		$ 97,678,634
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $242,506 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,031
Fidelity Securities Lending Cash Central Fund	8,679
Total	$ 9,710
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Korea (South)	$ 19,039,164	$ 19,039,164	$ -	$ -
Brazil	14,857,374	14,857,374	-	-
Taiwan	10,126,951	8,707,695	1,419,256	-
China	9,141,643	8,301,324	840,319	-
Russia	7,393,478	7,393,478	-	-
Indonesia	4,027,216	4,027,216	-	-
Cayman Islands	3,779,328	3,779,328	-	-
South Africa	3,662,197	3,403,701	258,496	-
India	3,600,023	2,954,531	645,492	-
Other	19,937,741	18,411,464	1,526,277	-
Money Market Funds	6,291,001	6,291,001	-	-
Total Investments in Securities:	$ 101,856,116	$ 97,166,276	$ 4,689,840	$ -
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $3,598,173 of which $773,916 and $2,824,257 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,248,124) - See accompanying schedule: Unaffiliated issuers (cost $79,024,672)	$ 95,565,115
Fidelity Central Funds (cost $6,291,001)	6,291,001
Total Investments (cost $85,315,673)		$ 101,856,116
Cash		34,410
Foreign currency held at value (cost $156,674)		157,125
Receivable for investments sold		951,068
Receivable for fund shares sold		69,887
Dividends receivable		512,206
Distributions receivable from Fidelity Central Funds		858
Receivable from investment adviser for expense reductions		21,492
Other receivables		17,555
Total assets		103,620,717

Liabilities
Payable for investments purchased	$ 1,427,174
Payable for fund shares redeemed	47,358
Accrued management fee	64,904
Distribution and service plan fees payable	433
Other affiliated payables	13,108
Other payables and accrued expenses	75,781
Collateral on securities loaned, at value	4,313,325
Total liabilities		5,942,083

Net Assets		$ 97,678,634
Net Assets consist of:
Paid in capital		$ 79,675,022
Undistributed net investment income		723,782
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		739,248
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,540,582
Net Assets		$ 97,678,634

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($21,967,454 ÷ 2,223,739 shares)	$ 9.88

Service Class: Net Asset Value, offering price and redemption price per share ($96,135 ÷ 9,708 shares)	$ 9.90

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,026,763 ÷ 204,710 shares)	$ 9.90

Initial Class R: Net Asset Value, offering price and redemption price per share ($21,270,206 ÷ 2,152,729 shares)	$ 9.88

Service Class 2R: Net Asset Value, offering price and redemption price per share ($95,816 ÷ 9,661 shares)	$ 9.92

Investor Class R: Net Asset Value, offering price and redemption price per share ($52,222,260 ÷ 5,300,165 shares)	$ 9.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 1,498,218
Income from Fidelity Central Funds		9,710
Income before foreign taxes withheld		1,507,928
Less foreign taxes withheld		(129,324)
Total income		1,378,604

Expenses
Management fee	$ 399,459
Transfer agent fees	61,235
Distribution and service plan fees	2,231
Accounting and security lending fees	25,919
Custodian fees and expenses	128,037
Independent trustees' compensation	254
Audit	46,230
Legal	60
Miscellaneous	446
Total expenses before reductions	663,871
Expense reductions	(135,295)	528,576
Net investment income (loss)		850,028
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,991,176
Foreign currency transactions	(65,577)
Total net realized gain (loss)		4,925,599
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $4,803)	(6,526,931)
Assets and liabilities in foreign currencies	(8,465)
Total change in net unrealized appreciation (depreciation)		(6,535,396)
Net gain (loss)		(1,609,797)
Net increase (decrease) in net assets resulting from operations		$ (759,769)

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 850,028	$ 817,833
Net realized gain (loss)	4,925,599	1,482,603
Change in net unrealized appreciation (depreciation)	(6,535,396)	11,348,605
Net increase (decrease) in net assets resulting from operations	(759,769)	13,649,041
Distributions to shareholders from net investment income	-	(839,007)
Distributions to shareholders from net realized gain	-	(380,090)
Total distributions	-	(1,219,097)
Share transactions - net increase (decrease)	(5,377,951)	19,330,340
Redemption fees	47,877	21,709
Total increase (decrease) in net assets	(6,089,843)	31,781,993

Net Assets
Beginning of period	103,768,477	71,986,484
End of period (including undistributed net investment income of $723,782 and distributions in excess of net investment income of $126,246, respectively)	$ 97,678,634	$ 103,768,477

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.91	$ 8.51	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.09	.04	.13
Net realized and unrealized gain (loss)	(.12)	1.43	3.64	(5.19)
Total from investment operations	(.03)	1.52	3.68	(5.06)
Distributions from net investment income	-	(.08)	(.02)	(.08)
Distributions from net realized gain	-	(.04)	(.03)	-
Total distributions	-	(.12)	(.05)	(.08)
Redemption fees added to paid in capital E	- J	- J	- J	.02
Net asset value, end of period	$ 9.88	$ 9.91	$ 8.51	$ 4.88
Total Return B,C,D	(.30)%	17.89%	75.40%	(50.45)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.30% A	1.33%	2.85%	3.92% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10% A
Expenses net of all reductions	1.03% A	1.04%	1.02%	1.02% A
Net investment income (loss)	1.76% A	1.05%	.60%	1.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,967	$ 18,478	$ 250	$ 516
Portfolio turnover rate G	139% A	100%	70%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 23, 2008 (commencement of operations) to December 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 8.54	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.08	.03	.12
Net realized and unrealized gain (loss)	(.12)	1.43	3.65	(5.19)
Total from investment operations	(.04)	1.51	3.68	(5.07)
Distributions from net investment income	-	(.07)	- J	(.07)
Distributions from net realized gain	-	(.04)	(.02)	-
Total distributions	-	(.11)	(.02)	(.07)
Redemption fees added to paid in capital E	- J	- J	- J	.02
Net asset value, end of period	$ 9.90	$ 9.94	$ 8.54	$ 4.88
Total Return B,C,D	(.40)%	17.70%	75.49%	(50.53)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.40% A	1.48%	3.02%	4.02% A
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20% A
Expenses net of all reductions	1.12% A	1.14%	1.12%	1.12% A
Net investment income (loss)	1.66% A	.95%	.50%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96	$ 102	$ 118	$ 396
Portfolio turnover rate G	139% A	100%	70%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 23, 2008 (commencement of operations) to December 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 8.56	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.07	.02	.11
Net realized and unrealized gain (loss)	(.12)	1.43	3.66	(5.19)
Total from investment operations	(.05)	1.50	3.68	(5.08)
Distributions from net investment income	-	(.07)	-	(.06)
Distributions from net realized gain	-	(.04)	-	-
Total distributions	-	(.11)	-	(.06)
Redemption fees added to paid in capital E	- J	- J	- J	.02
Net asset value, end of period	$ 9.90	$ 9.95	$ 8.56	$ 4.88
Total Return B,C,D	(.50)%	17.57%	75.41%	(50.65)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.53% A	1.59%	3.17%	4.17% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.35% A
Expenses net of all reductions	1.27% A	1.30%	1.27%	1.27% A
Net investment income (loss)	1.51% A	.80%	.35%	1.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,027	$ 1,348	$ 117	$ 395
Portfolio turnover rate G	139% A	100%	70%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 23, 2008 (commencement of operations) to December 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.92	$ 8.51	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.09	.04	.11
Net realized and unrealized gain (loss)	(.13)	1.44	3.63	(5.16)
Total from investment operations	(.04)	1.53	3.67	(5.05)
Distributions from net investment income	-	(.08)	(.02)	(.08)
Distributions from net realized gain	-	(.04)	(.03)	-
Total distributions	-	(.12)	(.05)	(.08)
Redemption fees added to paid in capital E	- J	- J	.01	.01
Net asset value, end of period	$ 9.88	$ 9.92	$ 8.51	$ 4.88
Total Return B,C,D	(.40)%	18.01%	75.40%	(50.45)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.29% A	1.35%	2.03%	3.71% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10% A
Expenses net of all reductions	1.02% A	1.04%	1.02%	1.02% A
Net investment income (loss)	1.77% A	1.05%	.60%	1.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,270	$ 30,649	$ 31,314	$ 3,158
Portfolio turnover rate G	139% A	100%	70%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 23, 2008 (commencement of operations) to December 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2R

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 8.56	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.07	.02	.11
Net realized and unrealized gain (loss)	(.12)	1.43	3.66	(5.19)
Total from investment operations	(.05)	1.50	3.68	(5.08)
Distributions from net investment income	-	(.06)	-	(.06)
Distributions from net realized gain	-	(.04)	-	-
Total distributions	-	(.09) K	-	(.06)
Redemption fees added to paid in capital E	- J	- J	- J	.02
Net asset value, end of period	$ 9.92	$ 9.97	$ 8.56	$ 4.88
Total Return B,C,D	(.50)%	17.60%	75.41%	(50.65)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.55% A	1.63%	3.17%	4.17% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.35% A
Expenses net of all reductions	1.27% A	1.29%	1.27%	1.27% A
Net investment income (loss)	1.51% A	.80%	.35%	1.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96	$ 102	$ 117	$ 395
Portfolio turnover rate G	139% A	100%	70%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 23, 2008 (commencement of operations) to December 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.09 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.037 per share.

Financial Highlights - Investor Class R

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.89	$ 8.50	$ 4.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.08	.04	.10
Net realized and unrealized gain (loss)	(.12)	1.43	3.63	(5.16)
Total from investment operations	(.04)	1.51	3.67	(5.06)
Distributions from net investment income	-	(.08)	(.02)	(.08)
Distributions from net realized gain	-	(.04)	(.03)	-
Total distributions	-	(.12)	(.05)	(.08)
Redemption fees added to paid in capital E	- J	- J	.01	.01
Net asset value, end of period	$ 9.85	$ 9.89	$ 8.50	$ 4.87
Total Return B,C,D	(.40)%	17.79%	75.56%	(50.55)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.37% A	1.42%	2.07%	3.81% A
Expenses net of fee waivers, if any	1.18% A	1.18%	1.18%	1.18% A
Expenses net of all reductions	1.10% A	1.12%	1.10%	1.10% A
Net investment income (loss)	1.68% A	.97%	.52%	1.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,222	$ 53,089	$ 40,070	$ 3,377
Portfolio turnover rate G	139% A	100%	70%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period January 23, 2008 (commencement of operations) to December 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Emerging Markets Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class 2R shares, and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 17,953,657
Gross unrealized depreciation	(1,935,141)
Net unrealized appreciation (depreciation) on securities and other investments	$ 16,018,516

Tax cost	$ 85,837,600

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Initial Class R shares, Service Class 2R shares and Investor Class R shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $68,089,674 and $73,727,587, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 49
Service Class 2	2,057
Service Class 2R	125
$ 2,231

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class R) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class R pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 8,829
Service Class	44
Service Class 2	598
Initial Class R	9,831
Service Class 2R	44
Investor Class R	41,889
$ 61,235

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $24 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $173 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,679. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Initial Class	1.10%	$ 20,010
Service Class	1.20%	98
Service Class 2	1.35%	1,520
Initial Class R	1.10%	24,207
Service Class 2R	1.35%	99
Investor Class R	1.18%	50,121
		$ 96,055

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $39,240 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ -	$ 147,657
Service Class	-	719
Service Class 2	-	8,901
Initial Class R	-	247,442
Service Class 2R	-	565
Investor Class R	-	433,723
Total	$ -	$ 839,007
From net realized gain
Initial Class	$ -	$ 62,064
Service Class	-	383
Service Class 2	-	4,185
Initial Class R	-	115,662
Service Class 2R	-	382
Investor Class R	-	197,414
Total	$ -	$ 380,090

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	580,384	1,907,445	$ 5,713,078	$ 16,225,751
Reinvestment of distributions	-	21,780	-	209,721
Shares redeemed	(220,348)	(94,931)	(2,196,102)	(856,392)
Net increase (decrease)	360,036	1,834,294	$ 3,516,976	$ 15,579,080
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	-	115	-	1,102
Shares redeemed	(529)	(3,650)	(5,260)	(31,523)
Net increase (decrease)	(529)	(3,535)	$ (5,260)	$ (30,421)
Service Class 2
Shares sold	99,156	137,437	$ 980,412	$ 1,250,469
Reinvestment of distributions	-	1,356	-	13,086
Shares redeemed	(29,976)	(16,991)	(294,149)	(155,917)
Net increase (decrease)	69,180	121,802	$ 686,263	$ 1,107,638
Initial Class R
Shares sold	266,608	1,547,303	$ 2,680,080	$ 14,204,050
Reinvestment of distributions	-	38,007	-	363,104
Shares redeemed	(1,204,504)	(2,173,155)	(11,780,257)	(18,591,867)
Net increase (decrease)	(937,896)	(587,845)	$ (9,100,177)	$ (4,024,713)
Service Class 2R
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	-	99	-	947
Shares redeemed	(527)	(3,639)	(5,245)	(31,476)
Net increase (decrease)	(527)	(3,540)	$ (5,245)	$ (30,529)
Investor Class R
Shares sold	872,927	3,120,989	$ 8,657,271	$ 27,575,797
Reinvestment of distributions	-	66,066	-	631,137
Shares redeemed	(939,076)	(2,534,983)	(9,127,779)	(21,477,649)
Net increase (decrease)	(66,149)	652,072	$ (470,508)	$ 6,729,285

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, VIP Freedom 2020 Portfolio was the owner of record of approximately 11% of the total outstanding shares of the Fund. The VIP Freedom Funds and VIP Investor Freedom Funds were the owners of record, in the aggregate, of approximately 31% of the total outstanding shares of the Fund. FMR or its affiliates were the owners of record of 66% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPEMR-SANN-0811
1.872305.103

Fidelity® Variable Insurance Products:
Energy Portfolio

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.68%
Actual		$ 1,000.00	$ 1,105.70	$ 3.55
Hypothetical A		$ 1,000.00	$ 1,021.42	$ 3.41
Service Class 2.93%
Actual		$ 1,000.00	$ 1,104.30	$ 4.85
Hypothetical A		$ 1,000.00	$ 1,020.18	$ 4.66
Investor Class	.77%
Actual		$ 1,000.00	$ 1,105.00	$ 4.02
Hypothetical A		$ 1,000.00	$ 1,020.98	$ 3.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	10.9	5.3
Exxon Mobil Corp.	10.7	17.2
Schlumberger Ltd.	6.0	6.5
Occidental Petroleum Corp.	5.7	6.7
Marathon Oil Corp.	5.6	4.1
Baker Hughes, Inc.	4.9	2.8
Halliburton Co.	4.1	3.8
Hess Corp.	3.9	1.2
Holly Corp.	3.0	2.0
National Oilwell Varco, Inc.	2.8	3.9
	57.6
Top Industries (% of fund's net assets)
As of June 30, 2011
Oil, Gas & Consumable Fuels	64.3%
Energy Equipment & Services	32.2%
Chemicals	1.2%
Construction & Engineering	1.0%
Metals & Mining	0.8%
All Others*	0.5%

As of December 31, 2010
Oil, Gas & Consumable Fuels	68.4%
Energy Equipment & Services	26.4%
Construction & Engineering	2.1%
Chemicals	1.4%
Metals & Mining	0.9%
All Others*	0.8%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CHEMICALS - 1.2%
Specialty Chemicals - 1.2%
LyondellBasell Industries NV Class A	139,390	$ 5,369,303
CONSTRUCTION & ENGINEERING - 1.0%
Construction & Engineering - 1.0%
Foster Wheeler AG (a)	31,900	969,122
Jacobs Engineering Group, Inc. (a)	65,600	2,837,200
KBR, Inc.	15,867	598,027
		4,404,349
ENERGY EQUIPMENT & SERVICES - 32.2%
Oil & Gas Drilling - 10.2%
Discovery Offshore S.A. (a)(e)	190,900	378,657
Ensco International Ltd. ADR	198,766	10,594,228
Hercules Offshore, Inc. (a)	209,631	1,155,067
Nabors Industries Ltd. (a)	232,800	5,736,192
Noble Corp.	164,021	6,464,068
Northern Offshore Ltd.	247,128	464,991
Ocean Rig UDW, Inc. (a)	112,600	2,066,476
Parker Drilling Co. (a)	179,230	1,048,496
Patterson-UTI Energy, Inc.	158,600	5,013,346
Rowan Companies, Inc. (a)	149,800	5,813,738
Transocean Ltd. (United States)	114,265	7,376,948
Tuscany International Drilling, Inc. (a)	301,400	287,524
		46,399,731
Oil & Gas Equipment & Services - 22.0%
Aker Drilling ASA (a)	127,600	397,390
Baker Hughes, Inc.	305,118	22,139,362
Basic Energy Services, Inc. (a)	35,000	1,101,450
Cal Dive International, Inc. (a)	102,836	614,959
Compagnie Generale de Geophysique SA (a)	41,400	1,517,435
Dresser-Rand Group, Inc. (a)	33,500	1,800,625
Global Industries Ltd. (a)	81,000	443,880
Halliburton Co.	363,244	18,525,444
ION Geophysical Corp. (a)	24,200	228,932
Key Energy Services, Inc. (a)	100,100	1,801,800
National Oilwell Varco, Inc.	166,167	12,995,921
Oceaneering International, Inc.	17,692	716,526
Oil States International, Inc. (a)	63,410	5,067,093
RPC, Inc. (d)	20,200	495,708
Schlumberger Ltd.	315,146	27,228,614
Schoeller-Bleckmann Oilfield Equipment AG	13,349	1,156,376
Superior Energy Services, Inc. (a)	38,154	1,417,040
Weatherford International Ltd. (a)	105,142	1,971,413
Willbros Group, Inc. (a)	97,333	831,224
		100,451,192
TOTAL ENERGY EQUIPMENT & SERVICES		146,850,923

	Shares	Value
METALS & MINING - 0.8%
Diversified Metals & Mining - 0.8%
Grande Cache Coal Corp. (a)	54,337	$ 495,253
MacArthur Coal Ltd.	88,202	1,035,833
Walter Energy, Inc.	18,165	2,103,507
		3,634,593
OIL, GAS & CONSUMABLE FUELS - 64.3%
Coal & Consumable Fuels - 4.1%
Alpha Natural Resources, Inc. (a)	232,371	10,558,938
Arch Coal, Inc.	35,100	935,766
Peabody Energy Corp.	116,740	6,877,153
Solazyme, Inc.	5,900	135,523
		18,507,380
Integrated Oil & Gas - 37.3%
Chevron Corp.	485,513	49,930,159
Exxon Mobil Corp.	598,359	48,694,455
Hess Corp.	236,131	17,653,154
Marathon Oil Corp.	488,525	25,735,497
OAO Gazprom sponsored ADR	147,218	2,142,022
Occidental Petroleum Corp.	249,793	25,988,464
		170,143,751
Oil & Gas Exploration & Production - 13.0%
3Legs Resources PLC	42,000	145,260
Anadarko Petroleum Corp.	46,498	3,569,186
Apache Corp.	60,919	7,516,795
Bankers Petroleum Ltd. (a)	229,600	1,637,959
Berry Petroleum Co. Class A	54,955	2,919,759
Brigham Exploration Co. (a)	32,300	966,739
Carrizo Oil & Gas, Inc. (a)	27,290	1,139,358
Cimarex Energy Co.	23,276	2,092,978
Clayton Williams Energy, Inc. (a)	6,600	396,330
Concho Resources, Inc. (a)	4,600	422,510
Gran Tierra Energy, Inc. (a)	567,900	3,739,283
Kosmos Energy Ltd.	7,300	123,954
Newfield Exploration Co. (a)	74,024	5,035,112
Niko Resources Ltd.	9,000	561,893
Noble Energy, Inc.	25,500	2,285,565
Northern Oil & Gas, Inc. (a)	80,192	1,776,253
Oasis Petroleum, Inc. (a)(d)	42,820	1,270,898
Pacific Rubiales Energy Corp.	43,400	1,163,304
Painted Pony Petroleum Ltd. Class A (a)	67,000	777,406
Petrobank Energy & Resources Ltd. (a)	25,230	370,445
Petroleum Development Corp. (a)	26,800	801,588
Petrominerales Ltd. (d)	26,633	781,813
Pioneer Natural Resources Co.	99,634	8,924,217
Stone Energy Corp. (a)	36,696	1,115,191
Talisman Energy, Inc.	86,000	1,766,549
Tourmaline Oil Corp. (a)	16,400	544,853
Whiting Petroleum Corp. (a)	134,406	7,649,045
		59,494,243
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - 8.8%
CVR Energy, Inc. (a)	134,234	$ 3,304,841
Frontier Oil Corp.	220,138	7,112,659
Holly Corp.	196,155	13,613,157
Keyera Corp.	20,200	915,116
Petroplus Holdings AG	34,970	499,155
Tesoro Corp. (a)	259,217	5,938,661
Valero Energy Corp.	290,457	7,426,985
Western Refining, Inc. (a)(d)	64,694	1,169,021
		39,979,595
Oil & Gas Storage & Transport - 1.1%
Atlas Energy LP	10,363	225,188
Atlas Pipeline Partners, LP	22,528	742,523
Targa Resources Corp.	6,300	210,798
Tesoro Logistics LP	2,000	48,700
Williams Companies, Inc.	122,163	3,695,431
		4,922,640
TOTAL OIL, GAS & CONSUMABLE FUELS		293,047,609
TOTAL COMMON STOCKS (Cost $367,990,160)		453,306,777
Convertible Bonds - 0.0%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductors - 0.0%
SunPower Corp. 4.75% 4/15/14 (Cost $180,000)	$ 180,000	190,800
Money Market Funds - 0.6%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c) (Cost $2,620,017)	2,620,017	$ 2,620,017
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $370,790,177)		456,117,594
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(454,477)
NET ASSETS - 100%		$ 455,663,117
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $378,657 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,724
Fidelity Securities Lending Cash Central Fund	7,516
Total	$ 11,240
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 453,306,777	$ 451,789,342	$ 1,517,435	$ -
Convertible Bonds	190,800	-	190,800	-
Money Market Funds	2,620,017	2,620,017	-	-
Total Investments in Securities:	$ 456,117,594	$ 454,409,359	$ 1,708,235	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 200,308
Total Realized Gain (Loss)	(47,206)
Total Unrealized Gain (Loss)	38,184
Cost of Purchases	-
Proceeds of Sales	(191,286)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.6%
Netherlands Antilles	6.0%
Switzerland	3.7%
United Kingdom	2.3%
Canada	2.1%
Netherlands	1.2%
Others (Individually Less Than 1%)	2.1%
100.0%
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $60,968,108 of which $53,220,311 and $7,747,797 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,581,758) - See accompanying schedule: Unaffiliated issuers (cost $368,170,160)	$ 453,497,577
Fidelity Central Funds (cost $2,620,017)	2,620,017
Total Investments (cost $370,790,177)		$ 456,117,594
Cash		6,792
Foreign currency held at value (cost $79)		79
Receivable for investments sold		2,301,936
Receivable for fund shares sold		52,993
Dividends receivable		261,010
Interest receivable		1,775
Distributions receivable from Fidelity Central Funds		2,015
Other receivables		6,895
Total assets		458,751,089

Liabilities
Payable for fund shares redeemed	$ 145,119
Accrued management fee	207,189
Distribution and service plan fees payable	31,860
Other affiliated payables	48,241
Other payables and accrued expenses	35,546
Collateral on securities loaned, at value	2,620,017
Total liabilities		3,087,972

Net Assets		$ 455,663,117
Net Assets consist of:
Paid in capital		$ 403,327,284
Undistributed net investment income		1,194,397
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(34,184,896)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		85,326,332
Net Assets		$ 455,663,117

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($165,774,100 ÷ 7,482,288 shares)	$ 22.16

Service Class 2: Net Asset Value, offering price and redemption price per share ($157,167,739 ÷ 7,139,865 shares)	$ 22.01

Investor Class: Net Asset Value, offering price and redemption price per share ($132,721,278 ÷ 6,004,979 shares)	$ 22.10

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 3,103,417
Interest		4,242
Income from Fidelity Central Funds		11,240
Total income		3,118,899

Expenses
Management fee	$ 1,305,554
Transfer agent fees	228,274
Distribution and service plan fees	196,952
Accounting and security lending fees	91,904
Custodian fees and expenses	12,705
Independent trustees' compensation	1,149
Audit	18,618
Legal	269
Interest	614
Miscellaneous	2,317
Total expenses before reductions	1,858,356
Expense reductions	(13,091)	1,845,265
Net investment income (loss)		1,273,634
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,809,577
Foreign currency transactions	(1,988)
Total net realized gain (loss)		30,807,589
Change in net unrealized appreciation (depreciation) on: Investment securities	7,540,685
Assets and liabilities in foreign currencies	(472)
Total change in net unrealized appreciation (depreciation)		7,540,213
Net gain (loss)		38,347,802
Net increase (decrease) in net assets resulting from operations		$ 39,621,436

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,273,634	$ 1,821,852
Net realized gain (loss)	30,807,589	2,129,268
Change in net unrealized appreciation (depreciation)	7,540,213	52,797,353
Net increase (decrease) in net assets resulting from operations	39,621,436	56,748,473
Distributions to shareholders from net investment income	(204,278)	(1,680,556)
Share transactions - net increase (decrease)	34,646,991	(41,330,324)
Redemption fees	99,814	143,706
Total increase (decrease) in net assets	74,163,963	13,881,299

Net Assets
Beginning of period	381,499,154	367,617,855
End of period (including undistributed net investment income of $1,194,397 and undistributed net investment income of $125,041, respectively)	$ 455,663,117	$ 381,499,154

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 20.05	$ 16.88	$ 11.46	$ 26.55	$ 19.04	$ 18.92
Income from Investment Operations
Net investment income (loss) E	.07	.11	.07	.03	.07	.09
Net realized and unrealized gain (loss)	2.05	3.16	5.41	(14.31)	8.62	3.09
Total from investment operations	2.12	3.27	5.48	(14.28)	8.69	3.18
Distributions from net investment income	(.01)	(.11)	(.07)	(.03)	(.06)	(.16)
Distributions from net realized gain	-	-	-	(.80)	(1.13)	(2.91)
Total distributions	(.01)	(.11)	(.07)	(.83)	(1.19)	(3.07)
Redemption fees added to paid in capital E	- I	.01	.01	.02	.01	.01
Net asset value, end of period	$ 22.16	$ 20.05	$ 16.88	$ 11.46	$ 26.55	$ 19.04
Total Return B,C,D	10.57%	19.45%	47.90%	(54.26)%	45.97%	16.91%
Ratios to Average Net Assets F,H
Expenses before reductions	.68% A	.70%	.71%	.70%	.70%	.71%
Expenses net of fee waivers, if any	.68% A	.69%	.71%	.70%	.70%	.71%
Expenses net of all reductions	.68% A	.69%	.70%	.69%	.70%	.70%
Net investment income (loss)	.65% A	.65%	.47%	.13%	.31%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 165,774	$ 148,774	$ 152,028	$ 117,940	$ 355,854	$ 280,537
Portfolio turnover rate G	90% A	105%	113%	130%	61%	151%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 19.94	$ 16.79	$ 11.40	$ 26.44	$ 18.98	$ 18.90
Income from Investment Operations
Net investment income (loss) E	.04	.07	.03	(.03)	.02	.04
Net realized and unrealized gain (loss)	2.04	3.13	5.38	(14.23)	8.58	3.07
Total from investment operations	2.08	3.20	5.41	(14.26)	8.60	3.11
Distributions from net investment income	(.01)	(.06)	(.03)	-	(.02)	(.13)
Distributions from net realized gain	-	-	-	(.80)	(1.13)	(2.91)
Total distributions	(.01)	(.06)	(.03)	(.80)	(1.15)	(3.04)
Redemption fees added to paid in capital E	- I	.01	.01	.02	.01	.01
Net asset value, end of period	$ 22.01	$ 19.94	$ 16.79	$ 11.40	$ 26.44	$ 18.98
Total Return B,C,D	10.43%	19.16%	47.57%	(54.40)%	45.64%	16.55%
Ratios to Average Net Assets F,H
Expenses before reductions	.93% A	.95%	.96%	.95%	.95%	.96%
Expenses net of fee waivers, if any	.93% A	.94%	.96%	.95%	.95%	.96%
Expenses net of all reductions	.93% A	.94%	.95%	.94%	.94%	.95%
Net investment income (loss)	.40% A	.40%	.22%	(.12)%	.07%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 157,168	$ 129,043	$ 125,669	$ 90,109	$ 193,887	$ 70,305
Portfolio turnover rate G	90% A	105%	113%	130%	61%	151%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 20.01	$ 16.85	$ 11.44	$ 26.49	$ 19.00	$ 18.91
Income from Investment Operations
Net investment income (loss) E	.06	.09	.05	.01	.05	.06
Net realized and unrealized gain (loss)	2.04	3.16	5.41	(14.28)	8.61	3.08
Total from investment operations	2.10	3.25	5.46	(14.27)	8.66	3.14
Distributions from net investment income	(.01)	(.10)	(.06)	- I	(.05)	(.15)
Distributions from net realized gain	-	-	-	(.80)	(1.13)	(2.91)
Total distributions	(.01)	(.10)	(.06)	(.80)	(1.18)	(3.06)
Redemption fees added to paid in capital E	- I	.01	.01	.02	.01	.01
Net asset value, end of period	$ 22.10	$ 20.01	$ 16.85	$ 11.44	$ 26.49	$ 19.00
Total ReturnB,C,D	10.50%	19.34%	47.79%	(54.32)%	45.88%	16.69%
Ratios to Average Net Assets F,H
Expenses before reductions	.77% A	.79%	.81%	.79%	.81%	.84%
Expenses net of fee waivers, if any	.77% A	.78%	.81%	.79%	.81%	.84%
Expenses net of all reductions	.76% A	.77%	.80%	.78%	.81%	.82%
Net investment income (loss)	.57% A	.57%	.37%	.04%	.20%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 132,721	$ 103,682	$ 89,921	$ 55,256	$ 131,198	$ 51,436
Portfolio turnover rate G	90% A	105%	113%	130%	61%	151%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Energy Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs)and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 100,899,385
Gross unrealized depreciation	(19,058,166)
Net unrealized appreciation (depreciation) on securities and other investments	$ 81,841,219
Tax cost	$ 374,276,375

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Trading (Redemption) Fees. Initial Class shares, Service Class 2 shares, and Investor Class shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $248,132,721 and $211,707,592, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a separate 12b-1 Plan for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, total fees for Service Class 2, all of which was re-allowed to insurance companies for the distribution of shares and providing shareholder support services were $196,952.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 65,384
Service Class 2	56,868
Investor Class	106,022
$ 228,274

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,809 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,120,143.35%		$ 614

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $682 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $7,516. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $13,091 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ 78,577	$ 800,107
Service Class 2	68,889	408,455
Investor Class	56,812	471,994
Total	$ 204,278	$ 1,680,556

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	1,283,846	918,470	$ 28,279,282	$ 15,869,720
Reinvestment of distributions	3,585	41,413	78,577	800,107
Shares redeemed	(1,226,707)	(2,546,072)	(26,920,702)	(41,769,770)
Net increase (decrease)	60,724	(1,586,189)	$ 1,437,157	$ (25,099,943)
Service Class 2
Shares sold	1,364,373	892,222	$ 30,094,621	$ 15,494,576
Reinvestment of distributions	3,160	21,240	68,889	408,455
Shares redeemed	(698,650)	(1,926,104)	(15,282,779)	(31,528,158)
Net increase (decrease)	668,883	(1,012,642)	$ 14,880,731	$ (15,625,127)
Investor Class
Shares sold	1,651,153	1,261,085	$ 36,579,384	$ 22,374,304
Reinvestment of distributions	2,598	24,468	56,812	471,994
Shares redeemed	(831,256)	(1,440,817)	(18,307,093)	(23,451,552)
Net increase (decrease)	822,495	(155,264)	$ 18,329,103	$ (605,254)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 66% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 34% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank & Trust Co.
Quincy, MA

VNRIC-SANN-0811
1.817382.106

Fidelity® Variable Insurance Products:
Energy Portfolio: Service Class 2

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.68%
Actual		$ 1,000.00	$ 1,105.70	$ 3.55
Hypothetical A		$ 1,000.00	$ 1,021.42	$ 3.41
Service Class 2.93%
Actual		$ 1,000.00	$ 1,104.30	$ 4.85
Hypothetical A		$ 1,000.00	$ 1,020.18	$ 4.66
Investor Class	.77%
Actual		$ 1,000.00	$ 1,105.00	$ 4.02
Hypothetical A		$ 1,000.00	$ 1,020.98	$ 3.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	10.9	5.3
Exxon Mobil Corp.	10.7	17.2
Schlumberger Ltd.	6.0	6.5
Occidental Petroleum Corp.	5.7	6.7
Marathon Oil Corp.	5.6	4.1
Baker Hughes, Inc.	4.9	2.8
Halliburton Co.	4.1	3.8
Hess Corp.	3.9	1.2
Holly Corp.	3.0	2.0
National Oilwell Varco, Inc.	2.8	3.9
	57.6
Top Industries (% of fund's net assets)
As of June 30, 2011
Oil, Gas & Consumable Fuels	64.3%
Energy Equipment & Services	32.2%
Chemicals	1.2%
Construction & Engineering	1.0%
Metals & Mining	0.8%
All Others*	0.5%

As of December 31, 2010
Oil, Gas & Consumable Fuels	68.4%
Energy Equipment & Services	26.4%
Construction & Engineering	2.1%
Chemicals	1.4%
Metals & Mining	0.9%
All Others*	0.8%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CHEMICALS - 1.2%
Specialty Chemicals - 1.2%
LyondellBasell Industries NV Class A	139,390	$ 5,369,303
CONSTRUCTION & ENGINEERING - 1.0%
Construction & Engineering - 1.0%
Foster Wheeler AG (a)	31,900	969,122
Jacobs Engineering Group, Inc. (a)	65,600	2,837,200
KBR, Inc.	15,867	598,027
		4,404,349
ENERGY EQUIPMENT & SERVICES - 32.2%
Oil & Gas Drilling - 10.2%
Discovery Offshore S.A. (a)(e)	190,900	378,657
Ensco International Ltd. ADR	198,766	10,594,228
Hercules Offshore, Inc. (a)	209,631	1,155,067
Nabors Industries Ltd. (a)	232,800	5,736,192
Noble Corp.	164,021	6,464,068
Northern Offshore Ltd.	247,128	464,991
Ocean Rig UDW, Inc. (a)	112,600	2,066,476
Parker Drilling Co. (a)	179,230	1,048,496
Patterson-UTI Energy, Inc.	158,600	5,013,346
Rowan Companies, Inc. (a)	149,800	5,813,738
Transocean Ltd. (United States)	114,265	7,376,948
Tuscany International Drilling, Inc. (a)	301,400	287,524
		46,399,731
Oil & Gas Equipment & Services - 22.0%
Aker Drilling ASA (a)	127,600	397,390
Baker Hughes, Inc.	305,118	22,139,362
Basic Energy Services, Inc. (a)	35,000	1,101,450
Cal Dive International, Inc. (a)	102,836	614,959
Compagnie Generale de Geophysique SA (a)	41,400	1,517,435
Dresser-Rand Group, Inc. (a)	33,500	1,800,625
Global Industries Ltd. (a)	81,000	443,880
Halliburton Co.	363,244	18,525,444
ION Geophysical Corp. (a)	24,200	228,932
Key Energy Services, Inc. (a)	100,100	1,801,800
National Oilwell Varco, Inc.	166,167	12,995,921
Oceaneering International, Inc.	17,692	716,526
Oil States International, Inc. (a)	63,410	5,067,093
RPC, Inc. (d)	20,200	495,708
Schlumberger Ltd.	315,146	27,228,614
Schoeller-Bleckmann Oilfield Equipment AG	13,349	1,156,376
Superior Energy Services, Inc. (a)	38,154	1,417,040
Weatherford International Ltd. (a)	105,142	1,971,413
Willbros Group, Inc. (a)	97,333	831,224
		100,451,192
TOTAL ENERGY EQUIPMENT & SERVICES		146,850,923

	Shares	Value
METALS & MINING - 0.8%
Diversified Metals & Mining - 0.8%
Grande Cache Coal Corp. (a)	54,337	$ 495,253
MacArthur Coal Ltd.	88,202	1,035,833
Walter Energy, Inc.	18,165	2,103,507
		3,634,593
OIL, GAS & CONSUMABLE FUELS - 64.3%
Coal & Consumable Fuels - 4.1%
Alpha Natural Resources, Inc. (a)	232,371	10,558,938
Arch Coal, Inc.	35,100	935,766
Peabody Energy Corp.	116,740	6,877,153
Solazyme, Inc.	5,900	135,523
		18,507,380
Integrated Oil & Gas - 37.3%
Chevron Corp.	485,513	49,930,159
Exxon Mobil Corp.	598,359	48,694,455
Hess Corp.	236,131	17,653,154
Marathon Oil Corp.	488,525	25,735,497
OAO Gazprom sponsored ADR	147,218	2,142,022
Occidental Petroleum Corp.	249,793	25,988,464
		170,143,751
Oil & Gas Exploration & Production - 13.0%
3Legs Resources PLC	42,000	145,260
Anadarko Petroleum Corp.	46,498	3,569,186
Apache Corp.	60,919	7,516,795
Bankers Petroleum Ltd. (a)	229,600	1,637,959
Berry Petroleum Co. Class A	54,955	2,919,759
Brigham Exploration Co. (a)	32,300	966,739
Carrizo Oil & Gas, Inc. (a)	27,290	1,139,358
Cimarex Energy Co.	23,276	2,092,978
Clayton Williams Energy, Inc. (a)	6,600	396,330
Concho Resources, Inc. (a)	4,600	422,510
Gran Tierra Energy, Inc. (a)	567,900	3,739,283
Kosmos Energy Ltd.	7,300	123,954
Newfield Exploration Co. (a)	74,024	5,035,112
Niko Resources Ltd.	9,000	561,893
Noble Energy, Inc.	25,500	2,285,565
Northern Oil & Gas, Inc. (a)	80,192	1,776,253
Oasis Petroleum, Inc. (a)(d)	42,820	1,270,898
Pacific Rubiales Energy Corp.	43,400	1,163,304
Painted Pony Petroleum Ltd. Class A (a)	67,000	777,406
Petrobank Energy & Resources Ltd. (a)	25,230	370,445
Petroleum Development Corp. (a)	26,800	801,588
Petrominerales Ltd. (d)	26,633	781,813
Pioneer Natural Resources Co.	99,634	8,924,217
Stone Energy Corp. (a)	36,696	1,115,191
Talisman Energy, Inc.	86,000	1,766,549
Tourmaline Oil Corp. (a)	16,400	544,853
Whiting Petroleum Corp. (a)	134,406	7,649,045
		59,494,243
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - 8.8%
CVR Energy, Inc. (a)	134,234	$ 3,304,841
Frontier Oil Corp.	220,138	7,112,659
Holly Corp.	196,155	13,613,157
Keyera Corp.	20,200	915,116
Petroplus Holdings AG	34,970	499,155
Tesoro Corp. (a)	259,217	5,938,661
Valero Energy Corp.	290,457	7,426,985
Western Refining, Inc. (a)(d)	64,694	1,169,021
		39,979,595
Oil & Gas Storage & Transport - 1.1%
Atlas Energy LP	10,363	225,188
Atlas Pipeline Partners, LP	22,528	742,523
Targa Resources Corp.	6,300	210,798
Tesoro Logistics LP	2,000	48,700
Williams Companies, Inc.	122,163	3,695,431
		4,922,640
TOTAL OIL, GAS & CONSUMABLE FUELS		293,047,609
TOTAL COMMON STOCKS (Cost $367,990,160)		453,306,777
Convertible Bonds - 0.0%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductors - 0.0%
SunPower Corp. 4.75% 4/15/14 (Cost $180,000)	$ 180,000	190,800
Money Market Funds - 0.6%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c) (Cost $2,620,017)	2,620,017	$ 2,620,017
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $370,790,177)		456,117,594
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(454,477)
NET ASSETS - 100%		$ 455,663,117
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $378,657 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,724
Fidelity Securities Lending Cash Central Fund	7,516
Total	$ 11,240
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 453,306,777	$ 451,789,342	$ 1,517,435	$ -
Convertible Bonds	190,800	-	190,800	-
Money Market Funds	2,620,017	2,620,017	-	-
Total Investments in Securities:	$ 456,117,594	$ 454,409,359	$ 1,708,235	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 200,308
Total Realized Gain (Loss)	(47,206)
Total Unrealized Gain (Loss)	38,184
Cost of Purchases	-
Proceeds of Sales	(191,286)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.6%
Netherlands Antilles	6.0%
Switzerland	3.7%
United Kingdom	2.3%
Canada	2.1%
Netherlands	1.2%
Others (Individually Less Than 1%)	2.1%
100.0%
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $60,968,108 of which $53,220,311 and $7,747,797 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,581,758) - See accompanying schedule: Unaffiliated issuers (cost $368,170,160)	$ 453,497,577
Fidelity Central Funds (cost $2,620,017)	2,620,017
Total Investments (cost $370,790,177)		$ 456,117,594
Cash		6,792
Foreign currency held at value (cost $79)		79
Receivable for investments sold		2,301,936
Receivable for fund shares sold		52,993
Dividends receivable		261,010
Interest receivable		1,775
Distributions receivable from Fidelity Central Funds		2,015
Other receivables		6,895
Total assets		458,751,089

Liabilities
Payable for fund shares redeemed	$ 145,119
Accrued management fee	207,189
Distribution and service plan fees payable	31,860
Other affiliated payables	48,241
Other payables and accrued expenses	35,546
Collateral on securities loaned, at value	2,620,017
Total liabilities		3,087,972

Net Assets		$ 455,663,117
Net Assets consist of:
Paid in capital		$ 403,327,284
Undistributed net investment income		1,194,397
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(34,184,896)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		85,326,332
Net Assets		$ 455,663,117

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($165,774,100 ÷ 7,482,288 shares)	$ 22.16

Service Class 2: Net Asset Value, offering price and redemption price per share ($157,167,739 ÷ 7,139,865 shares)	$ 22.01

Investor Class: Net Asset Value, offering price and redemption price per share ($132,721,278 ÷ 6,004,979 shares)	$ 22.10

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 3,103,417
Interest		4,242
Income from Fidelity Central Funds		11,240
Total income		3,118,899

Expenses
Management fee	$ 1,305,554
Transfer agent fees	228,274
Distribution and service plan fees	196,952
Accounting and security lending fees	91,904
Custodian fees and expenses	12,705
Independent trustees' compensation	1,149
Audit	18,618
Legal	269
Interest	614
Miscellaneous	2,317
Total expenses before reductions	1,858,356
Expense reductions	(13,091)	1,845,265
Net investment income (loss)		1,273,634
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,809,577
Foreign currency transactions	(1,988)
Total net realized gain (loss)		30,807,589
Change in net unrealized appreciation (depreciation) on: Investment securities	7,540,685
Assets and liabilities in foreign currencies	(472)
Total change in net unrealized appreciation (depreciation)		7,540,213
Net gain (loss)		38,347,802
Net increase (decrease) in net assets resulting from operations		$ 39,621,436

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,273,634	$ 1,821,852
Net realized gain (loss)	30,807,589	2,129,268
Change in net unrealized appreciation (depreciation)	7,540,213	52,797,353
Net increase (decrease) in net assets resulting from operations	39,621,436	56,748,473
Distributions to shareholders from net investment income	(204,278)	(1,680,556)
Share transactions - net increase (decrease)	34,646,991	(41,330,324)
Redemption fees	99,814	143,706
Total increase (decrease) in net assets	74,163,963	13,881,299

Net Assets
Beginning of period	381,499,154	367,617,855
End of period (including undistributed net investment income of $1,194,397 and undistributed net investment income of $125,041, respectively)	$ 455,663,117	$ 381,499,154

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 20.05	$ 16.88	$ 11.46	$ 26.55	$ 19.04	$ 18.92
Income from Investment Operations
Net investment income (loss) E	.07	.11	.07	.03	.07	.09
Net realized and unrealized gain (loss)	2.05	3.16	5.41	(14.31)	8.62	3.09
Total from investment operations	2.12	3.27	5.48	(14.28)	8.69	3.18
Distributions from net investment income	(.01)	(.11)	(.07)	(.03)	(.06)	(.16)
Distributions from net realized gain	-	-	-	(.80)	(1.13)	(2.91)
Total distributions	(.01)	(.11)	(.07)	(.83)	(1.19)	(3.07)
Redemption fees added to paid in capital E	- I	.01	.01	.02	.01	.01
Net asset value, end of period	$ 22.16	$ 20.05	$ 16.88	$ 11.46	$ 26.55	$ 19.04
Total Return B,C,D	10.57%	19.45%	47.90%	(54.26)%	45.97%	16.91%
Ratios to Average Net Assets F,H
Expenses before reductions	.68% A	.70%	.71%	.70%	.70%	.71%
Expenses net of fee waivers, if any	.68% A	.69%	.71%	.70%	.70%	.71%
Expenses net of all reductions	.68% A	.69%	.70%	.69%	.70%	.70%
Net investment income (loss)	.65% A	.65%	.47%	.13%	.31%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 165,774	$ 148,774	$ 152,028	$ 117,940	$ 355,854	$ 280,537
Portfolio turnover rate G	90% A	105%	113%	130%	61%	151%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 19.94	$ 16.79	$ 11.40	$ 26.44	$ 18.98	$ 18.90
Income from Investment Operations
Net investment income (loss) E	.04	.07	.03	(.03)	.02	.04
Net realized and unrealized gain (loss)	2.04	3.13	5.38	(14.23)	8.58	3.07
Total from investment operations	2.08	3.20	5.41	(14.26)	8.60	3.11
Distributions from net investment income	(.01)	(.06)	(.03)	-	(.02)	(.13)
Distributions from net realized gain	-	-	-	(.80)	(1.13)	(2.91)
Total distributions	(.01)	(.06)	(.03)	(.80)	(1.15)	(3.04)
Redemption fees added to paid in capital E	- I	.01	.01	.02	.01	.01
Net asset value, end of period	$ 22.01	$ 19.94	$ 16.79	$ 11.40	$ 26.44	$ 18.98
Total Return B,C,D	10.43%	19.16%	47.57%	(54.40)%	45.64%	16.55%
Ratios to Average Net Assets F,H
Expenses before reductions	.93% A	.95%	.96%	.95%	.95%	.96%
Expenses net of fee waivers, if any	.93% A	.94%	.96%	.95%	.95%	.96%
Expenses net of all reductions	.93% A	.94%	.95%	.94%	.94%	.95%
Net investment income (loss)	.40% A	.40%	.22%	(.12)%	.07%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 157,168	$ 129,043	$ 125,669	$ 90,109	$ 193,887	$ 70,305
Portfolio turnover rate G	90% A	105%	113%	130%	61%	151%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 20.01	$ 16.85	$ 11.44	$ 26.49	$ 19.00	$ 18.91
Income from Investment Operations
Net investment income (loss) E	.06	.09	.05	.01	.05	.06
Net realized and unrealized gain (loss)	2.04	3.16	5.41	(14.28)	8.61	3.08
Total from investment operations	2.10	3.25	5.46	(14.27)	8.66	3.14
Distributions from net investment income	(.01)	(.10)	(.06)	- I	(.05)	(.15)
Distributions from net realized gain	-	-	-	(.80)	(1.13)	(2.91)
Total distributions	(.01)	(.10)	(.06)	(.80)	(1.18)	(3.06)
Redemption fees added to paid in capital E	- I	.01	.01	.02	.01	.01
Net asset value, end of period	$ 22.10	$ 20.01	$ 16.85	$ 11.44	$ 26.49	$ 19.00
Total ReturnB,C,D	10.50%	19.34%	47.79%	(54.32)%	45.88%	16.69%
Ratios to Average Net Assets F,H
Expenses before reductions	.77% A	.79%	.81%	.79%	.81%	.84%
Expenses net of fee waivers, if any	.77% A	.78%	.81%	.79%	.81%	.84%
Expenses net of all reductions	.76% A	.77%	.80%	.78%	.81%	.82%
Net investment income (loss)	.57% A	.57%	.37%	.04%	.20%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 132,721	$ 103,682	$ 89,921	$ 55,256	$ 131,198	$ 51,436
Portfolio turnover rate G	90% A	105%	113%	130%	61%	151%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Energy Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs)and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 100,899,385
Gross unrealized depreciation	(19,058,166)
Net unrealized appreciation (depreciation) on securities and other investments	$ 81,841,219
Tax cost	$ 374,276,375

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Trading (Redemption) Fees. Initial Class shares, Service Class 2 shares, and Investor Class shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $248,132,721 and $211,707,592, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a separate 12b-1 Plan for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, total fees for Service Class 2, all of which was re-allowed to insurance companies for the distribution of shares and providing shareholder support services were $196,952.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 65,384
Service Class 2	56,868
Investor Class	106,022
$ 228,274

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,809 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,120,143.35%		$ 614

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $682 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $7,516. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $13,091 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ 78,577	$ 800,107
Service Class 2	68,889	408,455
Investor Class	56,812	471,994
Total	$ 204,278	$ 1,680,556

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	1,283,846	918,470	$ 28,279,282	$ 15,869,720
Reinvestment of distributions	3,585	41,413	78,577	800,107
Shares redeemed	(1,226,707)	(2,546,072)	(26,920,702)	(41,769,770)
Net increase (decrease)	60,724	(1,586,189)	$ 1,437,157	$ (25,099,943)
Service Class 2
Shares sold	1,364,373	892,222	$ 30,094,621	$ 15,494,576
Reinvestment of distributions	3,160	21,240	68,889	408,455
Shares redeemed	(698,650)	(1,926,104)	(15,282,779)	(31,528,158)
Net increase (decrease)	668,883	(1,012,642)	$ 14,880,731	$ (15,625,127)
Investor Class
Shares sold	1,651,153	1,261,085	$ 36,579,384	$ 22,374,304
Reinvestment of distributions	2,598	24,468	56,812	471,994
Shares redeemed	(831,256)	(1,440,817)	(18,307,093)	(23,451,552)
Net increase (decrease)	822,495	(155,264)	$ 18,329,103	$ (605,254)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 66% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 34% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank & Trust Co.
Quincy, MA

VNR2-SANN-0811
1.833454.105

Fidelity® Variable Insurance Products:
Financial Services Portfolio

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.83%
Actual		$ 1,000.00	$ 947.90	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16
Investor Class	.91%
Actual		$ 1,000.00	$ 946.30	$ 4.39
HypotheticalA		$ 1,000.00	$ 1,020.28	$ 4.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
MasterCard, Inc. Class A	6.8	3.4
SLM Corp.	5.5	1.4
Citigroup, Inc.	5.5	4.4
Morgan Stanley	4.9	4.6
JPMorgan Chase & Co.	4.5	4.9
E*TRADE Financial Corp.	4.4	2.0
CIT Group, Inc.	4.4	2.7
Comerica, Inc.	4.4	7.8
Invesco Ltd.	4.2	0.5
Bank of America Corp.	3.7	4.6
	48.3
Top Industries (% of fund's net assets)
As of June 30, 2011
Capital Markets	27.1%
Commercial Banks	23.2%
Diversified Financial Services	15.9%
IT Services	10.4%
Consumer Finance	6.4%
All Others*	17.0%

As of December 31, 2010
Commercial Banks	45.8%
Capital Markets	17.8%
Diversified Financial Services	14.5%
IT Services	13.0%
Insurance	3.2%
All Others*	5.7%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
CAPITAL MARKETS - 27.1%
Asset Management & Custody Banks - 9.8%
Affiliated Managers Group, Inc. (a)	7,850	$ 796,383
Apollo Global Management LLC Class A	13,076	224,907
Bank of New York Mellon Corp.	100	2,562
Franklin Resources, Inc.	3,762	493,913
Invesco Ltd.	56,900	1,331,460
Legg Mason, Inc.	2,062	67,551
Northern Trust Corp.	4,900	225,204
State Street Corp.	100	4,509
		3,146,489
Diversified Capital Markets - 0.0%
HFF, Inc. (a)	200	3,018
Investment Banking & Brokerage - 17.3%
E*TRADE Financial Corp. (a)	103,215	1,424,367
Evercore Partners, Inc. Class A	16,046	534,653
GFI Group, Inc.	125,439	575,765
Goldman Sachs Group, Inc.	184	24,489
Jefferies Group, Inc.	21,295	434,418
Lazard Ltd. Class A	13,998	519,326
Macquarie Group Ltd.	91	3,050
MF Global Holdings Ltd. (a)	57,747	446,962
Morgan Stanley	68,489	1,575,932
		5,538,962
TOTAL CAPITAL MARKETS		8,688,469
COMMERCIAL BANKS - 23.2%
Diversified Banks - 9.0%
Banco ABC Brasil SA	16,000	120,120
Banco Bradesco SA (PN) sponsored ADR	100	2,049
Banco Macro SA sponsored ADR	100	3,774
Banco Pine SA	8,122	62,433
Banco Santander (Brasil) SA ADR	600	7,026
Barclays PLC sponsored ADR	200	3,286
Comerica, Inc.	40,383	1,396,040
CorpBanca SA sponsored ADR	200	4,780
Credicorp Ltd. (NY Shares)	200	17,220
Grupo Financiero Galicia SA sponsored ADR	200	2,708
Guaranty Trust Bank PLC GDR (Reg. S)	1,200	6,000
HSBC Holdings PLC sponsored ADR	100	4,962
Industrial & Commercial Bank of China Ltd. (H Shares)	422,000	320,496
National Australia Bank Ltd.	59	1,621
Standard Chartered PLC (United Kingdom)	123	3,233
Sumitomo Mitsui Financial Group, Inc.	100	3,083
The Jammu & Kashmir Bank Ltd.	1,677	31,569
U.S. Bancorp	12,800	326,528
United Overseas Bank Ltd.	16,000	256,354
Wells Fargo & Co.	11,274	316,348
		2,889,630

	Shares	Value
Regional Banks - 14.2%
Banco Daycoval SA (PN)	18,900	$ 118,647
BancTrust Financial Group, Inc. (a)	7,400	19,018
Bank of the Ozarks, Inc.	300	15,618
Boston Private Financial Holdings, Inc.	500	3,290
Bridge Capital Holdings (a)	11,030	122,212
Canadian Western Bank, Edmonton	500	15,968
Cape Bancorp, Inc. (a)	300	3,000
Cascade Bancorp (a)(d)	200	2,020
CIT Group, Inc. (a)	31,782	1,406,671
Citizens & Northern Corp.	100	1,507
City Holding Co.	100	3,303
City National Corp.	100	5,425
CNB Financial Corp., Pennsylvania	200	2,778
CoBiz, Inc.	40,020	261,731
Fifth Third Bancorp	2,500	31,875
First Horizon National Corp.	300	2,862
First Interstate Bancsystem, Inc.	14,053	207,141
FNB Corp., Pennsylvania	2,600	26,910
Glacier Bancorp, Inc.	1,677	22,606
Huntington Bancshares, Inc.	56,492	370,588
KeyCorp	800	6,664
Lakeland Bancorp, Inc.	200	1,996
Landmark Bancorp, Inc.	89	1,395
MidWestOne Financial Group, Inc.	2	29
Northrim Bancorp, Inc.	362	6,867
Pacific Continental Corp.	700	6,405
PNC Financial Services Group, Inc.	530	31,593
Regions Financial Corp.	155,881	966,462
SunTrust Banks, Inc.	100	2,580
Susquehanna Bancshares, Inc.	15,256	122,048
SVB Financial Group (a)	624	37,259
Synovus Financial Corp. (d)	120,420	250,474
TCF Financial Corp.	21,155	291,939
Texas Capital Bancshares, Inc. (a)	100	2,583
Valley National Bancorp	200	2,722
Virginia Commerce Bancorp, Inc. (a)	100	591
Washington Trust Bancorp, Inc.	100	2,297
Webster Financial Corp.	6,100	128,222
Western Alliance Bancorp. (a)	9,200	65,320
Zions Bancorporation	42	1,008
		4,571,624
TOTAL COMMERCIAL BANKS		7,461,254
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Support Services - 0.0%
Intrum Justitia AB	200	2,941
CONSUMER FINANCE - 6.4%
Consumer Finance - 6.4%
American Express Co.	3,840	198,528
Capital One Financial Corp.	101	5,219
EZCORP, Inc. (non-vtg.) Class A (a)	100	3,558
Common Stocks - continued
	Shares	Value
CONSUMER FINANCE - CONTINUED
Consumer Finance - continued
Green Dot Corp. Class A (d)	2,300	$ 78,154
Nelnet, Inc. Class A	200	4,412
Netspend Holdings, Inc.	99	990
PT Clipan Finance Indonesia Tbk	77,000	6,105
SLM Corp.	105,305	1,770,177
		2,067,143
DIVERSIFIED CONSUMER SERVICES - 0.2%
Specialized Consumer Services - 0.2%
Sotheby's Class A (Ltd. vtg.)	1,200	52,200
DIVERSIFIED FINANCIAL SERVICES - 15.9%
Other Diversified Financial Services - 13.7%
Bank of America Corp.	109,080	1,195,517
Citigroup, Inc.	42,085	1,752,419
JPMorgan Chase & Co.	34,923	1,429,748
		4,377,684
Specialized Finance - 2.2%
CME Group, Inc.	100	29,159
IntercontinentalExchange, Inc. (a)	300	37,413
PHH Corp. (a)	31,636	649,171
		715,743
TOTAL DIVERSIFIED FINANCIAL SERVICES		5,093,427
HOTELS, RESTAURANTS & LEISURE - 0.6%
Casinos & Gaming - 0.6%
MGM Mirage, Inc. (a)(d)	15,300	202,113
INDUSTRIAL CONGLOMERATES - 1.5%
Industrial Conglomerates - 1.5%
Keppel Corp. Ltd.	52,000	469,071
INSURANCE - 5.0%
Life & Health Insurance - 1.0%
AFLAC, Inc.	100	4,668
Citizens, Inc. Class A (a)	500	3,410
CNO Financial Group, Inc. (a)	400	3,164
Delphi Financial Group, Inc. Class A	100	2,921
FBL Financial Group, Inc. Class A	100	3,215
Lincoln National Corp.	100	2,849
MetLife, Inc.	1,900	83,353
Phoenix Companies, Inc. (a)	1,300	3,198
Prudential Financial, Inc.	2,574	163,681
Resolution Ltd.	11,900	56,149
StanCorp Financial Group, Inc.	100	4,219
Symetra Financial Corp.	200	2,686
Unum Group	100	2,548
		336,061

	Shares	Value
Multi-Line Insurance - 0.0%
American International Group, Inc. (a)	100	$ 2,932
Genworth Financial, Inc. Class A (a)	600	6,168
		9,100
Property & Casualty Insurance - 3.6%
ACE Ltd.	500	32,910
Allstate Corp.	100	3,053
Assured Guaranty Ltd.	100	1,631
Axis Capital Holdings Ltd.	5,500	170,280
Berkshire Hathaway, Inc. Class B (a)	8,200	634,598
XL Group PLC Class A	14,526	319,281
		1,161,753
Reinsurance - 0.4%
Montpelier Re Holdings Ltd.	200	3,600
Validus Holdings Ltd.	3,666	113,463
		117,063
TOTAL INSURANCE		1,623,977
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
China Finance Online Co. Ltd. ADR (a)	15,374	55,193
IT SERVICES - 10.4%
Data Processing & Outsourced Services - 10.4%
Cielo SA	8,400	209,852
Fiserv, Inc. (a)	7,535	471,917
MasterCard, Inc. Class A	7,216	2,174,470
Redecard SA	32,000	482,122
		3,338,361
IT Consulting & Other Services - 0.0%
Accenture PLC Class A	100	6,042
TOTAL IT SERVICES		3,344,403
PROFESSIONAL SERVICES - 2.0%
Research & Consulting Services - 2.0%
Equifax, Inc.	18,200	631,904
REAL ESTATE INVESTMENT TRUSTS - 2.0%
Diversified REITs - 0.1%
Vornado Realty Trust	200	18,636
Industrial REITs - 0.1%
DCT Industrial Trust, Inc.	6,000	31,380
Mortgage REITs - 0.1%
American Capital Agency Corp.	1,100	32,021
Annaly Capital Management, Inc.	200	3,608
		35,629
Office REITs - 1.0%
Corporate Office Properties Trust (SBI)	100	3,111
Douglas Emmett, Inc.	300	5,967
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Office REITs - continued
Lexington Corporate Properties Trust (d)	34,565	$ 315,578
MPG Office Trust, Inc. (a)	1,200	3,432
		328,088
Residential REITs - 0.0%
Campus Crest Communities, Inc.	300	3,882
Specialized REITs - 0.7%
Host Hotels & Resorts, Inc.	200	3,390
Nationwide Health Properties, Inc.	100	4,141
Public Storage	100	11,401
Strategic Hotel & Resorts, Inc. (a)	18,038	127,709
Ventas, Inc.	100	5,271
Weyerhaeuser Co.	3,100	67,766
		219,678
TOTAL REAL ESTATE INVESTMENT TRUSTS		637,293
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
Real Estate Operating Companies - 0.3%
Castellum AB	6,800	101,929
Thomas Properties Group, Inc. (a)	500	1,605
		103,534
Real Estate Services - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	700	17,577
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		121,111
SPECIALTY RETAIL - 0.1%
Home Improvement Retail - 0.1%
Home Depot, Inc.	1,360	49,259
THRIFTS & MORTGAGE FINANCE - 0.1%
Thrifts & Mortgage Finance - 0.1%
Brookline Bancorp, Inc., Delaware	200	1,854
Cheviot Financial Corp.	2,424	22,301
Hudson City Bancorp, Inc.	800	6,552
People's United Financial, Inc.	200	2,688
Washington Mutual, Inc. (a)	16,757	2,170
		35,565
WIRELESS TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
American Tower Corp. Class A (a)	100	5,233
TOTAL COMMON STOCKS (Cost $31,245,531)		30,540,556
Money Market Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	1,000	$ 1,000
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	741,275	741,275
TOTAL MONEY MARKET FUNDS (Cost $742,275)		742,275
Cash Equivalents - 6.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 6/30/11 due 7/1/11 (Collateralized by U.S. Government Obligations) # (Cost $2,042,000)	$ 2,042,001	2,042,000
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $34,029,806)	33,324,831
NET OTHER ASSETS (LIABILITIES) - (3.8)%	(1,228,205)
NET ASSETS - 100%	$ 32,096,626
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,042,000 due 7/01/11 at 0.01%
BNP Paribas Securities Corp.	$ 736,107
Credit Agricole Securities (USA), Inc.	356,507
Mizuho Securities USA, Inc.	863,078
Wells Fargo Securities LLC	86,308
$ 2,042,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1
Fidelity Securities Lending Cash Central Fund	1,994
Total	$ 1,995
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 30,540,556	$ 30,537,473	$ 3,083	$ -
Money Market Funds	742,275	742,275	-	-
Cash Equivalents	2,042,000	-	2,042,000	-
Total Investments in Securities:	$ 33,324,831	$ 31,279,748	$ 2,045,083	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.8%
Bermuda	6.8%
Brazil	3.1%
Singapore	2.3%
China	1.2%
Ireland	1.0%
Others (Individually Less Than 1%)	0.8%
100.0%
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $13,908,817 of which $5,260,890 and $8,647,927 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $713,979 and repurchase agreements of $2,042,000) - See accompanying schedule: Unaffiliated issuers (cost $33,287,531)	$ 32,582,556
Fidelity Central Funds (cost $742,275)	742,275
Total Investments (cost $34,029,806)		$ 33,324,831
Cash		777
Receivable for investments sold		2,643,097
Receivable for fund shares sold		68,459
Dividends receivable		26,808
Distributions receivable from Fidelity Central Funds		90
Other receivables		8,398
Total assets		36,072,460

Liabilities
Payable for investments purchased	$ 3,163,645
Payable for fund shares redeemed	27,380
Accrued management fee	14,516
Other affiliated payables	3,993
Other payables and accrued expenses	25,025
Collateral on securities loaned, at value	741,275
Total liabilities		3,975,834

Net Assets		$ 32,096,626
Net Assets consist of:
Paid in capital		$ 47,186,640
Accumulated net investment loss		(34,372)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(14,350,877)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(704,765)
Net Assets		$ 32,096,626

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($13,499,853 ÷ 2,033,870 shares)	$ 6.64

Investor Class: Net Asset Value, offering price and redemption price per share ($18,596,773 ÷ 2,811,686 shares)	$ 6.61

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 139,657
Interest		323
Income from Fidelity Central Funds		1,995
Total income		141,975

Expenses
Management fee	$ 113,790
Transfer agent fees	27,394
Accounting and security lending fees	8,170
Custodian fees and expenses	7,651
Independent trustees' compensation	105
Audit	21,302
Legal	34
Miscellaneous	218
Total expenses before reductions	178,664
Expense reductions	(12,862)	165,802
Net investment income (loss)		(23,827)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	521,166
Foreign currency transactions	(31,341)
Total net realized gain (loss)		489,825
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,539,953)
Assets and liabilities in foreign currencies	101
Total change in net unrealized appreciation (depreciation)		(2,539,852)
Net gain (loss)		(2,050,027)
Net increase (decrease) in net assets resulting from operations		$ (2,073,854)

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (23,827)	$ 123,372
Net realized gain (loss)	489,825	411,816
Change in net unrealized appreciation (depreciation)	(2,539,852)	(791,713)
Net increase (decrease) in net assets resulting from operations	(2,073,854)	(256,525)
Distributions to shareholders from net investment income	(33,223)	(76,655)
Share transactions - net increase (decrease)	(6,624,045)	4,212,776
Redemption fees	13,907	25,036
Total increase (decrease) in net assets	(8,717,215)	3,904,632

Net Assets
Beginning of period	40,813,841	36,909,209
End of period (including accumulated net investment loss of $34,372 and undistributed net investment income of $22,678, respectively)	$ 32,096,626	$ 40,813,841

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.01	$ 6.55	$ 5.22	$ 11.57	$ 14.60	$ 12.98
Income from Investment Operations
Net investment income (loss) E	(-) J	.02	.06	.21	.20	.18
Net realized and unrealized gain (loss)	(.36)	.46 H	1.35	(5.68)	(2.02)	1.86
Total from investment operations	(.36)	.48	1.41	(5.47)	(1.82)	2.04
Distributions from net investment income	(.01)	(.02)	(.09)	(.15)	(.36)	(.16)
Distributions from net realized gain	-	-	-	(.74)	(.86)	(.27)
Total distributions	(.01)	(.02)	(.09)	(.89)	(1.22)	(.43)
Redemption fees added to paid in capital E	- J	- J	.01	.01	.01	.01
Net asset value, end of period	$ 6.64	$ 7.01	$ 6.55	$ 5.22	$ 11.57	$ 14.60
Total Return B,C,D	(5.21)%	7.28%	27.30%	(50.08)%	(13.43)%	16.29%
Ratios to Average Net Assets F,I
Expenses before reductions	.83% A	.90%	.91%	.84%	.87%	.86%
Expenses net of fee waivers, if any	.83% A	.90%	.91%	.84%	.87%	.86%
Expenses net of all reductions	.77% A	.85%	.87%	.84%	.87%	.85%
Net investment income (loss)	(.07)% A	.34%	1.09%	2.64%	1.48%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,500	$ 18,959	$ 20,155	$ 17,436	$ 23,631	$ 44,781
Portfolio turnover rate G	275% A	288%	336%	100%	48%	68%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 6.99	$ 6.53	$ 5.20	$ 11.54	$ 14.57	$ 12.98
Income from Investment Operations
Net investment income (loss) E	(.01)	.02	.06	.20	.18	.16
Net realized and unrealized gain (loss)	(.36)	.45 H	1.34	(5.67)	(2.02)	1.86
Total from investment operations	(.37)	.47	1.40	(5.47)	(1.84)	2.02
Distributions from net investment income	(.01)	(.01)	(.08)	(.14)	(.34)	(.17)
Distributions from net realized gain	-	-	-	(.74)	(.86)	(.27)
Total distributions	(.01)	(.01)	(.08)	(.88)	(1.20)	(.44)
Redemption fees added to paid in capital E	- J	- J	.01	.01	.01	.01
Net asset value, end of period	$ 6.61	$ 6.99	$ 6.53	$ 5.20	$ 11.54	$ 14.57
Total Return B,C,D	(5.37)%	7.24%	27.30%	(50.18)%	(13.60)%	16.12%
Ratios to Average Net Assets F,I
Expenses before reductions	.91% A	.99%	1.01%	.94%	.99%	1.00%
Expenses net of fee waivers, if any	.91% A	.98%	1.01%	.94%	.99%	1.00%
Expenses net of all reductions	.85% A	.94%	.97%	.94%	.99%	.99%
Net investment income (loss)	(.15)% A	.25%	.99%	2.54%	1.36%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,597	$ 21,855	$ 16,754	$ 12,012	$ 10,530	$ 13,030
Portfolio turnover rate G	275% A	288%	336%	100%	48%	68%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Financial Services Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. As a result of a change in the estimate of the return of capital component of dividend income realized in the year ended December 31, 2010, dividend income has been reduced $54,618 with a corresponding increase to net unrealized appreciation (depreciation). The change in estimate has no impact on total net assets or total return of the Fund. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,323,835
Gross unrealized depreciation	(2,587,018)
Net unrealized appreciation (depreciation) on securities and other investments	$ (1,263,183)

Tax cost	$ 34,588,014

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Semiannual Report

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $54,295,116 and $61,431,263, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class(with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 8,126
Investor Class	19,268
$ 27,394

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,221 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $69 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,994. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $12,862 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ 15,062	$ 42,604
Investor Class	18,161	34,051
Total	$ 33,223	$ 76,655

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	526,320	2,381,105	$ 3,776,151	$ 17,410,002
Reinvestment of distributions	2,086	6,451	15,062	42,604
Shares redeemed	(1,198,674)	(2,758,772)	(8,379,292)	(17,958,382)
Net increase (decrease)	(670,268)	(371,216)	$ (4,588,079)	$ (505,776)
Investor Class
Shares sold	983,465	2,187,245	$ 6,955,338	$ 15,259,152
Reinvestment of distributions	2,526	5,183	18,161	34,051
Shares redeemed	(1,301,400)	(1,629,111)	(9,009,465)	(10,574,651)
Net increase (decrease)	(315,409)	563,317	$ (2,035,966)	$ 4,718,552

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management and Research (Hong Kong) Limited

Fidelity Management and Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VFSIC-SANN-0811
1.817370.106

Fidelity® Variable Insurance Products:
Growth Stock Portfolio

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.85%
Actual		$ 1,000.00	$ 1,087.20	$ 4.40
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26
Service Class	.95%
Actual		$ 1,000.00	$ 1,086.20	$ 4.91
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Service Class 2	1.10%
Actual		$ 1,000.00	$ 1,084.80	$ 5.69
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Investor Class	.93%
Actual		$ 1,000.00	$ 1,086.20	$ 4.81
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.2	5.8
Exxon Mobil Corp.	4.5	6.0
Google, Inc. Class A	3.4	3.4
Cognizant Technology Solutions Corp. Class A	2.3	1.8
Amazon.com, Inc.	2.2	1.7
QUALCOMM, Inc.	2.0	1.6
Oracle Corp.	1.8	1.5
United Technologies Corp.	1.6	2.1
TJX Companies, Inc.	1.5	1.4
Herbalife Ltd.	1.4	1.0
	26.9
Top Five Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.4	30.8
Consumer Discretionary	14.2	15.6
Industrials	12.2	11.6
Energy	11.8	10.3
Health Care	10.5	8.5
Asset Allocation (% of fund's net assets)
As of June 30, 2011 *		As of December 31, 2010 **
	Stocks 98.3%		Stocks 95.8%
	Short-Term Investments and Net Other Assets 1.7%		Short-Term Investments and Net Other Assets 4.2%
* Foreign investments	13.1%	** Foreign investments	10.0%

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 0.4%
Autoliv, Inc.	1,000	$ 78,450
Minth Group Ltd.	12,000	19,399
TRW Automotive Holdings Corp. (a)	600	35,418
		133,267
Automobiles - 0.1%
Hyundai Motor Co.	123	27,321
Tesla Motors, Inc. (a)	200	5,826
		33,147
Diversified Consumer Services - 1.6%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	600	67,032
Weight Watchers International, Inc.	6,100	460,367
		527,399
Hotels, Restaurants & Leisure - 0.4%
Arcos Dorados Holdings, Inc.	2,000	42,180
Ctrip.com International Ltd. sponsored ADR (a)	2,200	94,776
Las Vegas Sands Corp. (a)	200	8,442
		145,398
Household Durables - 2.4%
iRobot Corp. (a)	2,700	95,283
M.D.C. Holdings, Inc.	3,200	78,848
Meritage Homes Corp. (a)	3,253	73,388
Ryland Group, Inc.	3,700	61,161
Standard Pacific Corp. (a)	23,500	78,725
Tempur-Pedic International, Inc. (a)	6,600	447,612
		835,017
Internet & Catalog Retail - 3.3%
Amazon.com, Inc. (a)	3,780	772,972
Netflix, Inc. (a)	200	52,538
Priceline.com, Inc. (a)	600	307,158
		1,132,668
Media - 1.5%
Discovery Communications, Inc. (a)	2,400	98,304
Focus Media Holding Ltd. ADR (a)	2,300	71,530
Pandora Media, Inc.	100	1,891
The Walt Disney Co.	2,500	97,600
Time Warner, Inc.	4,400	160,028
Valassis Communications, Inc. (a)	2,900	87,870
		517,223
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	1,800	119,916
Macy's, Inc.	4,100	119,884
		239,800
Specialty Retail - 2.9%
Best Buy Co., Inc.	3,800	119,358
Sally Beauty Holdings, Inc. (a)	15,600	266,760

	Shares	Value
TJX Companies, Inc.	9,600	$ 504,288
Vitamin Shoppe, Inc. (a)	2,300	105,248
		995,654
Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp. (a)	1,100	96,954
Phillips-Van Heusen Corp.	2,600	170,222
Titan Industries Ltd.	7,920	38,029
		305,205
TOTAL CONSUMER DISCRETIONARY		4,864,778
CONSUMER STAPLES - 10.0%
Beverages - 2.5%
Anheuser-Busch InBev SA NV	1,347	78,184
Dr Pepper Snapple Group, Inc.	7,600	318,668
PepsiCo, Inc.	2,300	161,989
The Coca-Cola Co.	4,450	299,441
		858,282
Food & Staples Retailing - 0.6%
Wal-Mart de Mexico SA de CV Series V	14,500	42,960
Whole Foods Market, Inc.	2,500	158,625
		201,585
Food Products - 2.3%
Danone sponsored ADR	5,400	80,730
Green Mountain Coffee Roasters, Inc. (a)	4,600	410,596
Mead Johnson Nutrition Co. Class A	2,800	189,140
Nestle SA sponsored ADR	1,300	81,094
Shenguan Holdings Group Ltd.	52,000	36,753
SunOpta, Inc. (a)	400	2,844
		801,157
Household Products - 1.3%
Colgate-Palmolive Co.	3,100	270,971
Procter & Gamble Co.	2,800	177,996
		448,967
Personal Products - 3.3%
Estee Lauder Companies, Inc. Class A	1,100	115,709
Herbalife Ltd.	8,100	466,884
Nu Skin Enterprises, Inc. Class A	2,600	97,630
Schiff Nutrition International, Inc.	38,700	433,053
		1,113,276
TOTAL CONSUMER STAPLES		3,423,267
ENERGY - 11.8%
Energy Equipment & Services - 3.4%
Baker Hughes, Inc.	2,900	210,424
Halliburton Co.	5,800	295,800
Noble Corp.	3,300	130,053
Oceaneering International, Inc.	3,600	145,800
Schlumberger Ltd.	1,790	154,656
Transocean Ltd. (United States)	3,400	219,504
		1,156,237
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 8.4%
Alpha Natural Resources, Inc. (a)	2,152	$ 97,787
Amyris, Inc.	1,400	39,326
Atlas Pipeline Partners, LP	1,800	59,328
Chesapeake Energy Corp.	3,100	92,039
Chevron Corp.	2,600	267,384
Exxon Mobil Corp.	19,090	1,553,544
Hess Corp.	2,000	149,520
Holly Corp.	2,700	187,380
Marathon Oil Corp.	4,100	215,988
Solazyme, Inc.	400	9,188
Southwestern Energy Co. (a)	3,200	137,216
Whiting Petroleum Corp. (a)	1,600	91,056
		2,899,756
TOTAL ENERGY		4,055,993
FINANCIALS - 4.3%
Capital Markets - 1.1%
Bank of New York Mellon Corp.	2,700	69,174
Charles Schwab Corp.	8,000	131,600
HFF, Inc. (a)	2,300	34,707
Morgan Stanley	2,900	66,729
TD Ameritrade Holding Corp.	4,400	85,844
		388,054
Commercial Banks - 1.1%
Aozora Bank Ltd.	16,000	37,079
Comerica, Inc.	2,500	86,425
Regions Financial Corp.	10,800	66,960
SunTrust Banks, Inc.	2,700	69,660
Synovus Financial Corp. (d)	28,900	60,112
Wells Fargo & Co.	2,000	56,120
		376,356
Consumer Finance - 0.3%
SLM Corp.	6,500	109,265
Diversified Financial Services - 0.7%
Citigroup, Inc.	2,520	104,933
Encore Capital Group, Inc. (a)	1,800	55,296
JPMorgan Chase & Co.	1,900	77,786
		238,015
Insurance - 0.4%
Assured Guaranty Ltd.	7,800	127,218
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	4,000	100,440

	Shares	Value
Jones Lang LaSalle, Inc.	1,000	$ 94,300
The St. Joe Co. (a)	2,400	50,016
		244,756
TOTAL FINANCIALS		1,483,664
HEALTH CARE - 10.5%
Biotechnology - 5.2%
Achillion Pharmaceuticals, Inc. (a)	11,900	88,536
ADVENTRX Pharmaceuticals, Inc. (a)(d)	13,600	40,936
Alexion Pharmaceuticals, Inc. (a)	2,900	136,387
Amarin Corp. PLC ADR (a)	4,500	65,115
Amgen, Inc. (a)	2,300	134,205
Amicus Therapeutics, Inc. (a)	11,117	66,035
Amylin Pharmaceuticals, Inc. (a)	500	6,680
Ardea Biosciences, Inc. (a)	2,020	51,429
ARIAD Pharmaceuticals, Inc. (a)	9,900	112,167
ArQule, Inc. (a)	7,600	47,500
Biogen Idec, Inc. (a)	1,700	181,764
BioMarin Pharmaceutical, Inc. (a)	3,400	92,514
Dynavax Technologies Corp. (a)	11,900	32,725
Exelixis, Inc. (a)	3,500	31,360
Gilead Sciences, Inc. (a)	5,900	244,319
Inhibitex, Inc. (a)	12,600	49,392
Keryx Biopharmaceuticals, Inc. (a)	8,500	40,205
Lexicon Pharmaceuticals, Inc. (a)	12,800	22,528
Neurocrine Biosciences, Inc. (a)	11,900	95,795
NPS Pharmaceuticals, Inc. (a)	3,800	35,910
SIGA Technologies, Inc. (a)	6,800	66,232
Theravance, Inc. (a)	3,100	68,851
United Therapeutics Corp. (a)	1,500	82,650
		1,793,235
Health Care Equipment & Supplies - 1.0%
Alere, Inc. (a)	2,325	85,142
Edwards Lifesciences Corp. (a)	2,500	217,950
Mako Surgical Corp. (a)	900	26,757
Sirona Dental Systems, Inc. (a)	100	5,310
		335,159
Health Care Providers & Services - 1.5%
McKesson Corp.	3,200	267,680
Medco Health Solutions, Inc. (a)	3,400	192,168
WellPoint, Inc.	800	63,016
		522,864
Health Care Technology - 0.8%
Allscripts-Misys Healthcare Solutions, Inc. (a)	8,300	161,186
Cerner Corp. (a)	2,000	122,220
		283,406
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	1,000	75,150
Thermo Fisher Scientific, Inc. (a)	2,800	180,292
		255,442
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 1.2%
Auxilium Pharmaceuticals, Inc. (a)	800	$ 15,680
AVANIR Pharmaceuticals Class A (a)(d)	22,900	76,944
Cadence Pharmaceuticals, Inc. (a)(d)	5,500	50,600
MAP Pharmaceuticals, Inc. (a)	33	527
Shire PLC sponsored ADR	800	75,368
Valeant Pharmaceuticals International, Inc. (Canada)	3,658	190,221
		409,340
TOTAL HEALTH CARE		3,599,446
INDUSTRIALS - 12.2%
Aerospace & Defense - 4.3%
Embraer SA sponsored ADR	800	24,624
Esterline Technologies Corp. (a)	1,600	122,240
Precision Castparts Corp.	1,200	197,580
Raytheon Co.	3,200	159,520
Textron, Inc.	17,400	410,814
The Boeing Co.	100	7,393
United Technologies Corp.	6,200	548,762
		1,470,933
Airlines - 0.6%
Copa Holdings SA Class A	1,500	100,110
Southwest Airlines Co.	8,900	101,638
		201,748
Building Products - 0.3%
Masco Corp.	3,900	46,917
Quanex Building Products Corp.	4,000	65,560
		112,477
Commercial Services & Supplies - 0.0%
Sykes Enterprises, Inc. (a)	200	4,306
Construction & Engineering - 1.2%
Fluor Corp.	2,200	142,252
Jacobs Engineering Group, Inc. (a)	1,700	73,525
KBR, Inc.	1,600	60,304
Shaw Group, Inc. (a)	3,100	93,651
URS Corp. (a)	1,000	44,740
		414,472
Electrical Equipment - 1.0%
Alstom SA (d)	4,649	286,689
Emerson Electric Co.	1,100	61,875
		348,564
Industrial Conglomerates - 0.1%
General Electric Co.	1,800	33,948
Machinery - 2.1%
Cummins, Inc.	2,000	206,980
Fanuc Corp.	100	16,718
Ingersoll-Rand Co. Ltd.	6,400	290,624
Marcopolo SA (PN)	5,900	26,456

	Shares	Value
Pall Corp.	2,300	$ 129,329
WABCO Holdings, Inc. (a)	200	13,812
Wabtec Corp.	300	19,716
Weg SA	3,000	34,207
		737,842
Professional Services - 1.5%
IHS, Inc. Class A (a)	1,700	141,814
Towers Watson & Co.	5,500	361,405
		503,219
Road & Rail - 0.6%
Union Pacific Corp.	1,900	198,360
Trading Companies & Distributors - 0.5%
Mills Estruturas e Servicos de Engenharia SA	1,000	14,413
WESCO International, Inc. (a)	2,800	151,452
		165,865
TOTAL INDUSTRIALS		4,191,734
INFORMATION TECHNOLOGY - 28.4%
Communications Equipment - 3.8%
Acme Packet, Inc. (a)	1,100	77,143
Alcatel-Lucent SA sponsored ADR (a)	21,500	124,055
Calix Networks, Inc. (a)	4,000	83,280
Juniper Networks, Inc. (a)	7,900	248,850
QUALCOMM, Inc.	12,300	698,517
Riverbed Technology, Inc. (a)	1,900	75,221
		1,307,066
Computers & Peripherals - 6.7%
Apple, Inc. (a)	6,380	2,141,574
NetApp, Inc. (a)	700	36,946
SanDisk Corp. (a)	1,800	74,700
Western Digital Corp. (a)	1,500	54,570
		2,307,790
Internet Software & Services - 6.2%
Baidu.com, Inc. sponsored ADR (a)	1,200	168,156
eBay, Inc. (a)	9,100	293,657
Facebook, Inc. Class B (a)(e)	1,414	35,350
Google, Inc. Class A (a)	2,330	1,179,865
LinkedIn Corp. (a)	100	9,009
OpenTable, Inc. (a)	900	74,808
Rackspace Hosting, Inc. (a)	7,700	329,098
Travelzoo, Inc. (a)(d)	600	38,784
		2,128,727
IT Services - 3.4%
Cognizant Technology Solutions Corp. Class A (a)	10,560	774,470
International Business Machines Corp.	1,300	223,015
MasterCard, Inc. Class A	300	90,402
Virtusa Corp. (a)	4,700	89,065
		1,176,952
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 2.6%
Avago Technologies Ltd.	1,800	$ 68,400
Broadcom Corp. Class A	2,400	80,736
Freescale Semiconductor Holdings I Ltd.	1,900	34,941
GT Solar International, Inc. (a)(d)	14,700	238,140
Inphi Corp.	100	1,740
LTX-Credence Corp. (a)	5,300	47,382
Marvell Technology Group Ltd. (a)	9,200	135,838
NVIDIA Corp. (a)	16,900	269,302
		876,479
Software - 5.7%
Citrix Systems, Inc. (a)	1,100	88,000
Informatica Corp. (a)	3,400	198,662
Intuit, Inc. (a)	1,900	98,534
Longtop Financial Technologies Ltd. ADR (a)	1,100	2,082
Microsoft Corp.	700	18,200
Oracle Corp.	18,600	612,126
Red Hat, Inc. (a)	3,600	165,240
Rovi Corp. (a)	3,500	200,760
salesforce.com, Inc. (a)	1,700	253,266
Solera Holdings, Inc.	3,300	195,228
VMware, Inc. Class A (a)	1,100	110,253
		1,942,351
TOTAL INFORMATION TECHNOLOGY		9,739,365
MATERIALS - 5.7%
Chemicals - 2.4%
Ashland, Inc.	2,700	174,474
CF Industries Holdings, Inc.	2,400	340,008
Innophos Holdings, Inc.	2,300	112,240
LyondellBasell Industries NV Class A	3,900	150,228
Olin Corp.	2,000	45,320
		822,270
Metals & Mining - 3.3%
Alcoa, Inc.	4,100	65,026
AngloGold Ashanti Ltd. sponsored ADR	2,600	109,434
Barrick Gold Corp.	1,500	68,110
Freeport-McMoRan Copper & Gold, Inc.	2,000	105,800
Goldcorp, Inc.	4,500	217,674
Ivanhoe Mines Ltd. (a)	5,100	128,875
Kinross Gold Corp.	8,300	131,075
Newcrest Mining Ltd.	4,068	164,526
Reliance Steel & Aluminum Co.	1,600	79,440
United States Steel Corp.	1,500	69,060
		1,139,020
TOTAL MATERIALS		1,961,290

	Shares	Value
TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
American Tower Corp. Class A (a)	6,900	$ 361,077
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
The AES Corp. (a)	1,700	21,658
TOTAL COMMON STOCKS (Cost $28,444,725)		33,702,272
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.11% (b)	958,519	958,519
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	602,616	602,616
TOTAL MONEY MARKET FUNDS (Cost $1,561,135)		1,561,135
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $30,005,860)	35,263,407
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(974,031)
NET ASSETS - 100%	$ 34,289,376
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,350 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 35,360
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 420
Fidelity Securities Lending Cash Central Fund	7,597
Total	$ 8,017
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,864,778	$ 4,864,778	$ -	$ -
Consumer Staples	3,423,267	3,345,083	78,184	-
Energy	4,055,993	4,055,993	-	-
Financials	1,483,664	1,446,585	37,079	-
Health Care	3,599,446	3,599,446	-	-
Industrials	4,191,734	4,175,016	16,718	-
Information Technology	9,739,365	9,701,933	-	37,432
Materials	1,961,290	1,961,290	-	-
Telecommunication Services	361,077	361,077	-	-
Utilities	21,658	21,658	-	-
Money Market Funds	1,561,135	1,561,135	-	-
Total Investments in Securities:	$ 35,263,407	$ 35,093,994	$ 131,981	$ 37,432
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(37,726)
Cost of Purchases	35,360
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	39,798
Transfers out of Level 3	-
Ending Balance	$ 37,432
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ (37,726)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.9%
Canada	2.2%
Cayman Islands	2.1%
France	1.4%
Switzerland	1.2%
Others (Individually Less Than 1%)	6.2%
100.0%
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $3,607,300 of which $1,276,671 and $2,330,629 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $582,908) - See accompanying schedule: Unaffiliated issuers (cost $28,444,725)	$ 33,702,272
Fidelity Central Funds (cost $1,561,135)	1,561,135
Total Investments (cost $30,005,860)		$ 35,263,407
Cash		732
Foreign currency held at value (cost $18,016)		18,016
Receivable for investments sold		741,135
Receivable for fund shares sold		60,960
Dividends receivable		16,166
Distributions receivable from Fidelity Central Funds		2,043
Receivable from investment adviser for expense reductions		718
Other receivables		851
Total assets		36,104,028

Liabilities
Payable for investments purchased	$ 1,092,926
Payable for fund shares redeemed	71,215
Accrued management fee	15,100
Distribution and service plan fees payable	543
Other affiliated payables	4,331
Other payables and accrued expenses	27,921
Collateral on securities loaned, at value	602,616
Total liabilities		1,814,652

Net Assets		$ 34,289,376
Net Assets consist of:
Paid in capital		$ 31,494,381
Accumulated net investment loss		(20,571)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,441,674)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,257,240
Net Assets		$ 34,289,376

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($8,708,257 ÷ 592,165 shares)	$ 14.71

Service Class: Net Asset Value, offering price and redemption price per share ($533,917 ÷ 36,524 shares)	$ 14.62

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,474,607 ÷ 171,078 shares)	$ 14.46

Investor Class: Net Asset Value, offering price and redemption price per share ($22,572,595 ÷ 1,545,037 shares)	$ 14.61

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 113,299
Interest		1
Income from Fidelity Central Funds (including $7,597 from security lending)		8,017
Total income		121,317

Expenses
Management fee	$ 86,048
Transfer agent fees	22,174
Distribution and service plan fees	3,557
Accounting and security lending fees	6,057
Custodian fees and expenses	15,238
Independent trustees' compensation	74
Audit	22,955
Legal	17
Miscellaneous	104
Total expenses before reductions	156,224
Expense reductions	(14,336)	141,888
Net investment income (loss)		(20,571)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,326,621
Foreign currency transactions	(2,977)
Total net realized gain (loss)		1,323,644
Change in net unrealized appreciation (depreciation) on: Investment securities	1,065,483
Assets and liabilities in foreign currencies	(273)
Total change in net unrealized appreciation (depreciation)		1,065,210
Net gain (loss)		2,388,854
Net increase (decrease) in net assets resulting from operations		$ 2,368,283

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (20,571)	$ (11,171)
Net realized gain (loss)	1,323,644	1,076,846
Change in net unrealized appreciation (depreciation)	1,065,210	2,442,733
Net increase (decrease) in net assets resulting from operations	2,368,283	3,508,408
Share transactions - net increase (decrease)	7,322,315	6,165,555
Total increase (decrease) in net assets	9,690,598	9,673,963

Net Assets
Beginning of period	24,598,778	14,924,815
End of period (including accumulated net investment loss of $20,571 and undistributed net investment income of $0, respectively)	$ 34,289,376	$ 24,598,778

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.53	$ 11.27	$ 7.81	$ 14.15	$ 12.07	$ 11.94
Income from Investment Operations
Net investment income (loss) E	- J	- J	.04	.02	- J	- J
Net realized and unrealized gain (loss)	1.18	2.26	3.46	(6.34)	2.74	.13
Total from investment operations	1.18	2.26	3.50	(6.32)	2.74	.13
Distributions from net investment income	-	-	(.04)	(.02)	-	- J
Distributions from net realized gain	-	-	-	-	(.66)	-
Total distributions	-	-	(.04)	(.02)	(.66)	- J
Net asset value, end of period	$ 14.71	$ 13.53	$ 11.27	$ 7.81	$ 14.15	$ 12.07
Total Return B,C,D	8.72%	20.05%	44.86%	(44.67)%	22.67%	1.12%
Ratios to Average Net Assets F,I
Expenses before reductions	.94% A	1.09%	1.35%	1.16%	1.10%	.98%
Expenses net of fee waivers, if any	.85% A	.85%	.85%	.85%	.85%	.86%
Expenses net of all reductions	.84% A	.84%	.84%	.85%	.84%	.86%
Net investment income (loss)	(.06)% A	.01%	.39%	.19%	-% H	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,708	$ 7,008	$ 5,374	$ 3,368	$ 13,752	$ 7,414
Portfolio turnover rate G	85% A	114%	173%	137%	167%	93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.46	$ 11.22	$ 7.78	$ 14.08	$ 12.02	$ 11.90
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	.03	.01	(.01)	(.01)
Net realized and unrealized gain (loss)	1.17	2.25	3.44	(6.30)	2.73	.13
Total from investment operations	1.16	2.24	3.47	(6.29)	2.72	.12
Distributions from net investment income	-	-	(.03)	(.01)	-	-
Distributions from net realized gain	-	-	-	-	(.66)	-
Total distributions	-	-	(.03)	(.01)	(.66)	-
Net asset value, end of period	$ 14.62	$ 13.46	$ 11.22	$ 7.78	$ 14.08	$ 12.02
Total Return B,C,D	8.62%	19.96%	44.61%	(44.71)%	22.60%	1.01%
Ratios to Average Net Assets F,H
Expenses before reductions	1.02% A	1.17%	1.42%	1.22%	1.17%	1.16%
Expenses net of fee waivers, if any	.95% A	.95%	.95%	.95%	.95%	.96%
Expenses net of all reductions	.94% A	.94%	.94%	.95%	.95%	.95%
Net investment income (loss)	(.16)% A	(.10)%	.30%	.09%	(.10)%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 534	$ 573	$ 823	$ 1,021	$ 2,545	$ 2,077
Portfolio turnover rate G	85% A	114%	173%	137%	167%	93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 11.13	$ 7.71	$ 13.96	$ 11.95	$ 11.84
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	.01	(.01)	(.03)	(.03)
Net realized and unrealized gain (loss)	1.15	2.23	3.42	(6.24)	2.70	.14
Total from investment operations	1.13	2.20	3.43	(6.25)	2.67	.11
Distributions from net investment income	-	-	(.01)	-	-	-
Distributions from net realized gain	-	-	-	-	(.66)	-
Total distributions	-	-	(.01)	-	(.66)	-
Net asset value, end of period	$ 14.46	$ 13.33	$ 11.13	$ 7.71	$ 13.96	$ 11.95
Total Return B,C,D	8.48%	19.77%	44.42%	(44.77)%	22.31%	.93%
Ratios to Average Net Assets F,H
Expenses before reductions	1.23% A	1.42%	1.67%	1.42%	1.38%	1.35%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10%	1.11%
Expenses net of all reductions	1.09% A	1.10%	1.09%	1.10%	1.09%	1.10%
Net investment income (loss)	(.31)% A	(.25)%	.15%	(.06)%	(.25)%	(.22)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,475	$ 2,592	$ 1,684	$ 2,183	$ 5,116	$ 3,220
Portfolio turnover rate G	85% A	114%	173%	137%	167%	93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.45	$ 11.21	$ 7.78	$ 14.10	$ 12.05	$ 11.94
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	.03	.01	(.02)	(.01)
Net realized and unrealized gain (loss)	1.17	2.25	3.44	(6.31)	2.73	.12
Total from investment operations	1.16	2.24	3.47	(6.30)	2.71	.11
Distributions from net investment income	-	-	(.04)	(.02)	-	- I
Distributions from net realized gain	-	-	-	-	(.66)	-
Total distributions	-	-	(.04)	(.02)	(.66)	- I
Net asset value, end of period	$ 14.61	$ 13.45	$ 11.21	$ 7.78	$ 14.10	$ 12.05
Total Return B,C,D	8.62%	19.98%	44.64%	(44.69)%	22.45%	.95%
Ratios to Average Net Assets F,H
Expenses before reductions	1.01% A	1.16%	1.43%	1.25%	1.22%	1.21%
Expenses net of fee waivers, if any	.93% A	.93%	.93%	.93%	1.00%	1.01%
Expenses net of all reductions	.92% A	.92%	.93%	.93%	.99%	1.01%
Net investment income (loss)	(.14)% A	(.08)%	.31%	.11%	(.15)%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,573	$ 14,427	$ 7,044	$ 3,416	$ 9,142	$ 3,849
Portfolio turnover rate G	85% A	114%	173%	137%	167%	93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Growth Stock Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, net operating losses, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,090,716
Gross unrealized depreciation	(902,544)
Net unrealized appreciation (depreciation) on securities and other investments	$ 5,188,172

Tax cost	$ 30,075,235

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $20,771,486 and $13,017,858, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 279
Service Class 2	3,278
$ 3,557

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 4,237
Service Class	223
Service Class 2	1,759
Investor Class	15,955
$ 22,174

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $765 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $42 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Initial Class	.85%	$ 3,948
Service Class	.95%	212
Service Class 2	1.10%	1,714
Investor Class	.93%	7,425
		$ 13,299

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,037 for the period.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	198,459	260,041	$ 2,839,936	$ 3,046,011
Shares redeemed	(124,089)	(219,070)	(1,786,839)	(2,515,104)
Net increase (decrease)	74,370	40,971	$ 1,053,097	$ 530,907
Service Class
Shares sold	-	-	$ -	$ -
Shares redeemed	(6,016)	(30,783)	(84,848)	(358,163)
Net increase (decrease)	(6,016)	(30,783)	$ (84,848)	$ (358,163)
Service Class 2
Shares sold	10,005	106,491	$ 142,927	$ 1,360,264
Shares redeemed	(33,367)	(63,429)	(471,506)	(719,641)
Net increase (decrease)	(23,362)	43,062	$ (328,579)	$ 640,623
Investor Class
Shares sold	649,924	700,899	$ 9,230,161	$ 8,319,842
Shares redeemed	(177,411)	(256,737)	(2,547,516)	(2,967,654)
Net increase (decrease)	472,513	444,162	$ 6,682,645	$ 5,352,188

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of 93% of the total shares outstanding of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPGR-SANN-0811
1.787988.108

Fidelity® Variable Insurance Products:
Health Care Portfolio

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.74%
Actual		$ 1,000.00	$ 1,154.30	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 3.71
Investor Class	.82%
Actual		$ 1,000.00	$ 1,154.10	$ 4.38
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Covidien PLC	5.9	4.9
Baxter International, Inc.	4.7	0.0
Amgen, Inc.	4.5	2.7
Medco Health Solutions, Inc.	4.4	5.7
Merck & Co., Inc.	2.7	3.9
Illumina, Inc.	2.5	5.9
Thermo Fisher Scientific, Inc.	2.4	2.1
Valeant Pharmaceuticals International, Inc. (Canada)	2.4	2.9
Boston Scientific Corp.	2.2	0.7
Gilead Sciences, Inc.	2.2	1.2
	33.9
Top Industries (% of fund's net assets)
As of June 30, 2011
Health Care Equipment & Supplies	23.4%
Health Care Providers & Services	21.6%
Biotechnology	20.7%
Pharmaceuticals	14.8%
Life Sciences Tools & Services	8.4%
All Others*	11.1%

As of December 31, 2010
Health Care Providers & Services	21.0%
Life Sciences Tools & Services	19.8%
Biotechnology	18.8%
Health Care Equipment & Supplies	18.4%
Pharmaceuticals	15.0%
All Others*	7.0%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
BIOTECHNOLOGY - 20.7%
Biotechnology - 20.7%
Achillion Pharmaceuticals, Inc. (a)	75,000	$ 558,000
Acorda Therapeutics, Inc. (a)	40,800	1,318,248
Affymax, Inc. (a)	27,900	191,673
Alexion Pharmaceuticals, Inc. (a)	39,200	1,843,576
AMAG Pharmaceuticals, Inc. (a)(d)	13,600	255,680
Amgen, Inc. (a)	104,341	6,088,297
Anthera Pharmaceuticals, Inc. (a)	40,912	334,251
Ardea Biosciences, Inc. (a)	51,100	1,301,006
ARIAD Pharmaceuticals, Inc. (a)(d)	99,062	1,122,372
ArQule, Inc. (a)	14,100	88,125
AVEO Pharmaceuticals, Inc. (a)	18,500	381,285
AVEO Pharmaceuticals, Inc.	4,421	91,117
Biogen Idec, Inc. (a)	21,700	2,320,164
BioMarin Pharmaceutical, Inc. (a)	89,637	2,439,023
Chelsea Therapeutics International Ltd. (a)	55,762	284,386
Dynavax Technologies Corp. (a)(d)	200,000	550,000
Gilead Sciences, Inc. (a)	71,215	2,949,013
Human Genome Sciences, Inc. (a)	24,400	598,776
Incyte Corp. (a)(d)	23,319	441,662
Inhibitex, Inc. (a)	68,400	268,128
Medivir AB (B Shares) (a)	24,400	508,301
Micromet, Inc. (a)	16,900	97,006
Neurocrine Biosciences, Inc. (a)	39,745	319,947
NPS Pharmaceuticals, Inc. (a)	33,000	311,850
Seattle Genetics, Inc. (a)	26,276	539,184
Targacept, Inc. (a)	33,233	700,219
Theravance, Inc. (a)(d)	40,200	892,842
United Therapeutics Corp. (a)	22,852	1,259,145
YM Biosciences, Inc. (a)	52,300	146,965
		28,200,241
DIVERSIFIED CONSUMER SERVICES - 0.4%
Specialized Consumer Services - 0.4%
Carriage Services, Inc.	53,939	305,834
Stewart Enterprises, Inc. Class A	37,332	272,524
		578,358
FOOD & STAPLES RETAILING - 1.4%
Drug Retail - 1.4%
CVS Caremark Corp.	36,400	1,367,912
Droga Raia SA	4,000	66,620
Rite Aid Corp. (a)	324,905	432,124
		1,866,656
HEALTH CARE EQUIPMENT & SUPPLIES - 23.4%
Health Care Equipment - 21.7%
Atricure, Inc. (a)	20,000	258,000
Baxter International, Inc.	107,180	6,397,574
Boston Scientific Corp. (a)	435,900	3,012,069
C. R. Bard, Inc.	25,391	2,789,455
Conceptus, Inc. (a)	38,800	452,796

	Shares	Value
Covidien PLC	150,989	$ 8,037,144
Cyberonics, Inc. (a)	17,200	480,740
Edwards Lifesciences Corp. (a)	28,376	2,473,820
Genmark Diagnostics, Inc.	50,000	291,500
HeartWare International, Inc. (a)(d)	8,000	592,640
Hologic, Inc. (a)	29,800	601,066
Integra LifeSciences Holdings Corp. (a)	18,500	884,485
Kinetic Concepts, Inc. (a)	6,000	345,780
Masimo Corp.	28,036	832,108
Orthofix International NV (a)	14,000	594,580
William Demant Holding A/S (a)	8,700	785,296
Zimmer Holdings, Inc. (a)	11,500	726,800
		29,555,853
Health Care Supplies - 1.7%
Endologix, Inc. (a)	63,000	585,900
RTI Biologics, Inc. (a)	19,113	51,796
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	8,000	11,535
The Cooper Companies, Inc.	17,200	1,362,928
Unilife Corp. (a)(d)	60,000	310,800
		2,322,959
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		31,878,812
HEALTH CARE PROVIDERS & SERVICES - 21.6%
Health Care Distributors & Services - 2.4%
Amplifon SpA	69,100	430,326
McKesson Corp.	34,479	2,884,168
		3,314,494
Health Care Facilities - 3.1%
Capital Senior Living Corp. (a)	70,000	650,300
Emeritus Corp. (a)	14,528	308,720
Hanger Orthopedic Group, Inc. (a)	21,690	530,754
HCA Holdings, Inc.	31,300	1,032,900
HealthSouth Corp. (a)	33,600	882,000
LCA-Vision, Inc. (a)	46,000	219,880
Sunrise Senior Living, Inc. (a)	65,978	628,770
		4,253,324
Health Care Services - 10.4%
Accretive Health, Inc. (a)	38,203	1,099,864
American Dental Partners, Inc. (a)	25,000	324,000
Express Scripts, Inc. (a)	16,768	905,137
Fresenius Medical Care AG & Co. KGaA	19,600	1,466,132
Laboratory Corp. of America Holdings (a)	8,400	813,036
Medco Health Solutions, Inc. (a)	106,505	6,019,663
MEDNAX, Inc. (a)	9,000	649,710
Omnicare, Inc.	62,100	1,980,369
Sun Healthcare Group, Inc. (a)	37,900	303,958
Team Health Holdings, Inc. (a)	27,525	619,588
		14,181,457
Managed Health Care - 5.7%
CIGNA Corp.	33,632	1,729,694
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Managed Health Care - continued
HealthSpring, Inc. (a)	5,000	$ 230,550
Humana, Inc.	23,200	1,868,528
UnitedHealth Group, Inc.	33,633	1,734,790
Universal American Spin Corp. (a)	25,600	280,320
WellPoint, Inc.	23,292	1,834,711
		7,678,593
TOTAL HEALTH CARE PROVIDERS & SERVICES		29,427,868
HEALTH CARE TECHNOLOGY - 1.5%
Health Care Technology - 1.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	78,480	1,524,082
athenahealth, Inc. (a)	1,800	73,980
Omnicell, Inc. (a)	25,000	389,750
		1,987,812
INSURANCE - 0.4%
Life & Health Insurance - 0.4%
Qualicorp SA	58,000	553,584
INTERNET SOFTWARE & SERVICES - 0.8%
Internet Software & Services - 0.8%
WebMD Health Corp. (a)	23,000	1,048,340
LIFE SCIENCES TOOLS & SERVICES - 8.4%
Life Sciences Tools & Services - 8.4%
Agilent Technologies, Inc. (a)	8,766	448,030
Bruker BioSciences Corp. (a)	58,855	1,198,288
Covance, Inc. (a)	29,018	1,722,799
Illumina, Inc. (a)(d)	45,000	3,381,750
QIAGEN NV (a)(d)	33,624	639,528
Sequenom, Inc. (a)(d)	102,400	773,120
Thermo Fisher Scientific, Inc. (a)	51,641	3,325,164
		11,488,679
MACHINERY - 0.4%
Industrial Machinery - 0.4%
Pall Corp.	10,116	568,823
PERSONAL PRODUCTS - 0.2%
Personal Products - 0.2%
Prestige Brands Holdings, Inc. (a)	25,826	331,606
PHARMACEUTICALS - 14.7%
Pharmaceuticals - 14.7%
Cardiome Pharma Corp. (a)	51,400	225,981
Columbia Laboratories, Inc. (a)(d)	70,000	216,300
Elan Corp. PLC sponsored ADR (a)	57,800	657,186
Eli Lilly & Co.	22,400	840,672
Medicis Pharmaceutical Corp. Class A	17,200	656,524
Merck & Co., Inc.	103,716	3,660,138
Optimer Pharmaceuticals, Inc. (a)	27,067	321,827
Perrigo Co.	8,974	788,545

	Shares	Value
Pfizer, Inc.	108,350	$ 2,232,010
Sanofi-Aventis sponsored ADR	69,550	2,793,824
Shire PLC sponsored ADR	30,300	2,854,563
Teva Pharmaceutical Industries Ltd. sponsored ADR	10,800	520,776
Valeant Pharmaceuticals International, Inc. (Canada)	63,060	3,279,198
Watson Pharmaceuticals, Inc. (a)	11,500	790,395
XenoPort, Inc. (a)	22,900	163,048
		20,000,987
SOFTWARE - 0.9%
Application Software - 0.9%
Nuance Communications, Inc. (a)	56,100	1,204,467
TOTAL COMMON STOCKS (Cost $110,969,585)		129,136,233
Convertible Preferred Stocks - 0.1%

PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
Merrimack Pharmaceuticals, Inc. Series G (e) (Cost $104,839)	14,977	104,839
Money Market Funds - 11.5%

Fidelity Cash Central Fund, 0.11% (b)	7,846,116	7,846,116
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	7,809,737	7,809,737
TOTAL MONEY MARKET FUNDS (Cost $15,655,853)		15,655,853
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $126,730,277)	144,896,925
NET OTHER ASSETS (LIABILITIES) - (6.4)%	(8,771,688)
NET ASSETS - 100%	$ 136,125,237
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $104,839 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Merrimack Pharmaceuticals, Inc. Series G	3/31/11	$ 104,839
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,906
Fidelity Securities Lending Cash Central Fund	5,954
Total	$ 8,860
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 129,136,233	$ 127,670,101	$ 1,466,132	$ -
Convertible Preferred Stocks	104,839	-	-	104,839
Money Market Funds	15,655,853	15,655,853	-	-
Total Investments in Securities:	$ 144,896,925	$ 143,325,954	$ 1,466,132	$ 104,839
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	104,839
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 104,839
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.0%
Ireland	6.4%
Canada	2.7%
Bailiwick of Jersey	2.1%
France	2.0%
Germany	1.1%
Others (Individually Less Than 1%)	2.7%
100.0%
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $4,278,581 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,571,038) - See accompanying schedule: Unaffiliated issuers (cost $111,074,424)	$ 129,241,072
Fidelity Central Funds (cost $15,655,853)	15,655,853
Total Investments (cost $126,730,277)		$ 144,896,925
Receivable for investments sold		2,861,843
Receivable for fund shares sold		364,595
Dividends receivable		95,785
Distributions receivable from Fidelity Central Funds		1,889
Other receivables		7,594
Total assets		148,228,631

Liabilities
Payable for investments purchased	$ 4,188,109
Payable for fund shares redeemed	39
Accrued management fee	59,758
Other affiliated payables	15,802
Other payables and accrued expenses	29,949
Collateral on securities loaned, at value	7,809,737
Total liabilities		12,103,394

Net Assets		$ 136,125,237
Net Assets consist of:
Paid in capital		$ 116,265,185
Accumulated net investment loss		(98,330)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,792,552
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,165,830
Net Assets		$ 136,125,237

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($66,751,920 ÷ 4,575,366 shares)	$ 14.59

Investor Class: Net Asset Value, offering price and redemption price per share ($69,373,317 ÷ 4,775,010 shares)	$ 14.53

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 268,495
Income from Fidelity Central Funds		8,860
Total income		277,355

Expenses
Management fee	$ 269,039
Transfer agent fees	57,764
Accounting and security lending fees	19,231
Custodian fees and expenses	12,331
Independent trustees' compensation	220
Audit	20,982
Legal	52
Miscellaneous	343
Total expenses before reductions	379,962
Expense reductions	(4,277)	375,685
Net investment income (loss)		(98,330)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,545,169
Foreign currency transactions	2,750
Total net realized gain (loss)		6,547,919
Change in net unrealized appreciation (depreciation) on: Investment securities	5,563,335
Assets and liabilities in foreign currencies	(335)
Total change in net unrealized appreciation (depreciation)		5,563,000
Net gain (loss)		12,110,919
Net increase (decrease) in net assets resulting from operations		$ 12,012,589

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (98,330)	$ 87,396
Net realized gain (loss)	6,547,919	5,118,295
Change in net unrealized appreciation (depreciation)	5,563,000	4,473,321
Net increase (decrease) in net assets resulting from operations	12,012,589	9,679,012
Distributions to shareholders from net investment income	-	(95,078)
Share transactions - net increase (decrease)	56,197,151	(3,931,126)
Redemption fees	10,912	16,002
Total increase (decrease) in net assets	68,220,652	5,668,810

Net Assets
Beginning of period	67,904,585	62,235,775
End of period (including accumulated net investment loss of $98,330 and undistributed net investment income of $0, respectively)	$ 136,125,237	$ 67,904,585

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.64	$ 10.79	$ 8.15	$ 13.57	$ 13.17	$ 12.39
Income from Investment Operations
Net investment income (loss) E	(.01)	.02 H	.03	.04	.03	.04
Net realized and unrealized gain (loss)	1.96	1.85	2.64	(4.05)	1.25	.75
Total from investment operations	1.95	1.87	2.67	(4.01)	1.28	.79
Distributions from net investment income	-	(.02)	(.03)	(.04)	(.07)	(.01)
Distributions from net realized gain	-	-	-	(1.37)	(.81)	-
Total distributions	-	(.02)	(.03)	(1.41)	(.88)	(.01)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 14.59	$ 12.64	$ 10.79	$ 8.15	$ 13.57	$ 13.17
Total Return B, C, D	15.43%	17.35%	32.80%	(32.31)%	10.21%	6.34%
Ratios to Average Net Assets F, I
Expenses before reductions	.74% A	.79%	.83%	.84%	.81%	.77%
Expenses net of fee waivers, if any	.74% A	.78%	.83%	.84%	.81%	.77%
Expenses net of all reductions	.73% A	.78%	.82%	.84%	.80%	.76%
Net investment income (loss)	(.16)% A	.17% H	.30%	.36%	.23%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,752	$ 36,651	$ 37,787	$ 37,961	$ 55,676	$ 69,418
Portfolio turnover rate G	105% A	108%	132%	189%	128%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .04%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.59	$ 10.75	$ 8.13	$ 13.53	$ 13.14	$ 12.37
Income from Investment Operations
Net investment income (loss) E	(.02)	.01 H	.02	.03	.01	.03
Net realized and unrealized gain (loss)	1.96	1.84	2.62	(4.03)	1.24	.75
Total from investment operations	1.94	1.85	2.64	(4.00)	1.25	.78
Distributions from net investment income	-	(.01)	(.02)	(.03)	(.05)	(.01)
Distributions from net realized gain	-	-	-	(1.37)	(.81)	-
Total distributions	-	(.01)	(.02)	(1.40)	(.86)	(.01)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 14.53	$ 12.59	$ 10.75	$ 8.13	$ 13.53	$ 13.14
Total Return B, C, D	15.41%	17.24%	32.53%	(32.31)%	10.01%	6.30%
Ratios to Average Net Assets F, I
Expenses before reductions	.82% A	.88%	.94%	.94%	.93%	.90%
Expenses net of fee waivers, if any	.82% A	.87%	.94%	.94%	.93%	.90%
Expenses net of all reductions	.81% A	.86%	.93%	.93%	.92%	.89%
Net investment income (loss)	(.24)% A	.09% H	.20%	.26%	.11%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,373	$ 31,254	$ 24,448	$ 21,901	$ 26,948	$ 16,229
Portfolio turnover rate G	105% A	108%	132%	189%	128%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.04)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Health Care Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 20,224,809
Gross unrealized depreciation	(2,588,502)
Net unrealized appreciation (depreciation) on securities and other investments	$ 17,636,307
Tax cost	$ 127,260,618

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Trading (Redemption) Fees. Shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $100,902,121 and $50,074,246, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 18,647
Investor Class	39,117
$ 57,764

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,483 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $122 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the

Semiannual Report

8. Security Lending - continued

borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,954, including $9 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4,273 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ -	$ 63,626
Investor Class	-	31,452
Total	$ -	$ 95,078

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	1,804,457	391,589	$ 25,911,095	$ 4,450,278
Reinvestment of distributions	-	4,998	-	63,626
Shares redeemed	(129,635)	(998,727)	(1,766,279)	(11,104,327)
Net increase (decrease)	1,674,822	(602,140)	$ 24,144,816	$ (6,590,423)
Investor Class
Shares sold	2,356,706	834,983	$ 32,945,931	$ 9,599,046
Reinvestment of distributions	-	2,480	-	31,452
Shares redeemed	(64,517)	(629,065)	(893,596)	(6,971,201)
Net increase (decrease)	2,292,189	208,398	$ 32,052,335	$ 2,659,297

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VHCIC-SANN-0811
1.817376.106

Fidelity® Variable Insurance Products:
Industrials Portfolio

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro- rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro- rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.73%
Actual		$ 1,000.00	$ 1,070.90	$ 3.75
Hypothetical A		$ 1,000.00	$ 1,021.17	$ 3.66
Investor Class	.81%
Actual		$ 1,000.00	$ 1,070.50	$ 4.16
Hypothetical A		$ 1,000.00	$ 1,020.78	$ 4.06

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one- half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	12.9	13.1
United Technologies Corp.	5.6	6.2
Union Pacific Corp.	4.9	4.0
The Boeing Co.	4.0	0.0
Emerson Electric Co.	3.8	3.4
Honeywell International, Inc.	3.5	2.7
Danaher Corp.	3.4	2.9
Cummins, Inc.	2.7	2.2
Tyco International Ltd.	2.6	0.0
Textron, Inc.	2.3	2.2
	45.7
Top Industries (% of fund's net assets)
As of June 30, 2011
Aerospace & Defense	23.2%
Machinery	19.2%
Industrial Conglomerates	17.5%
Electrical Equipment	10.8%
Construction & Engineering	6.6%
All Others*	22.7%

As of December 31, 2010
Machinery	20.8%
Industrial Conglomerates	19.5%
Aerospace & Defense	16.6%
Electrical Equipment	10.4%
Road & Rail	8.3%
All Others*	24.4%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
AEROSPACE & DEFENSE - 23.2%
Aerospace & Defense - 23.2%
Esterline Technologies Corp. (a)	10,838	$ 828,023
GeoEye, Inc. (a)	11,705	437,767
Goodrich Corp.	19,264	1,839,712
Honeywell International, Inc.	67,529	4,024,053
MTU Aero Engines Holdings AG	9,581	765,354
Precision Castparts Corp.	15,700	2,585,005
Rockwell Collins, Inc.	28,398	1,751,873
Textron, Inc.	112,160	2,648,098
The Boeing Co.	62,060	4,588,096
TransDigm Group, Inc. (a)	8,779	800,557
United Technologies Corp.	73,623	6,516,372
		26,784,910
AIR FREIGHT & LOGISTICS - 0.8%
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	11,689	921,561
AIRLINES - 0.4%
Airlines - 0.4%
Copa Holdings SA Class A	6,500	433,810
AUTO COMPONENTS - 0.4%
Auto Parts & Equipment - 0.4%
TRW Automotive Holdings Corp. (a)	7,195	424,721
BUILDING PRODUCTS - 2.9%
Building Products - 2.9%
A.O. Smith Corp.	23,317	986,309
Armstrong World Industries, Inc.	900	41,004
Lennox International, Inc.	15,000	646,050
Owens Corning (a)	37,200	1,389,420
Quanex Building Products Corp.	16,216	265,780
		3,328,563
COMMERCIAL SERVICES & SUPPLIES - 3.0%
Diversified Support Services - 0.5%
Ritchie Brothers Auctioneers, Inc. (d)	20,600	566,294
Environmental & Facility Services - 1.5%
Republic Services, Inc.	55,714	1,718,777
Office Services & Supplies - 0.4%
Mine Safety Appliances Co.	13,228	493,934
Security & Alarm Services - 0.6%
The Geo Group, Inc. (a)	32,125	739,839
TOTAL COMMERCIAL SERVICES & SUPPLIES		3,518,844
CONSTRUCTION & ENGINEERING - 6.6%
Construction & Engineering - 6.6%
AECOM Technology Corp. (a)	17,234	471,178
Dycom Industries, Inc. (a)	20,240	330,722
EMCOR Group, Inc. (a)	44,539	1,305,438
Fluor Corp.	20,678	1,337,039
Foster Wheeler AG (a)	45,140	1,371,353

	Shares	Value
Jacobs Engineering Group, Inc. (a)	23,000	$ 994,750
MYR Group, Inc. (a)	14,886	348,332
Quanta Services, Inc. (a)	44,127	891,365
SNC-Lavalin Group, Inc.	10,000	610,535
		7,660,712
ELECTRICAL EQUIPMENT - 10.6%
Electrical Components & Equipment - 9.7%
AMETEK, Inc.	21,225	953,003
Cooper Industries PLC Class A	18,000	1,074,060
Emerson Electric Co.	78,553	4,418,606
GrafTech International Ltd. (a)	67,100	1,360,117
Polypore International, Inc. (a)	6,500	440,960
Prysmian SpA	63,987	1,287,141
Regal-Beloit Corp.	9,395	627,304
Roper Industries, Inc.	11,800	982,940
		11,144,131
Heavy Electrical Equipment - 0.9%
Alstom SA (d)	18,022	1,111,358
TOTAL ELECTRICAL EQUIPMENT		12,255,489
ENERGY EQUIPMENT & SERVICES - 0.7%
Oil & Gas Equipment & Services - 0.7%
Dresser-Rand Group, Inc. (a)	14,456	777,010
INDUSTRIAL CONGLOMERATES - 17.5%
Industrial Conglomerates - 17.5%
3M Co.	15,293	1,450,541
Carlisle Companies, Inc.	10,757	529,567
Cookson Group PLC	26,500	286,013
General Electric Co.	788,171	14,864,903
Tyco International Ltd.	61,111	3,020,717
		20,151,741
LIFE SCIENCES TOOLS & SERVICES - 0.3%
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc. (a)	7,862	401,827
MACHINERY - 19.2%
Construction & Farm Machinery & Heavy Trucks - 6.8%
Caterpillar, Inc.	18,046	1,921,177
Cummins, Inc.	29,704	3,074,067
Fiat Industrial SpA (a)	82,804	1,068,807
Jain Irrigation Systems Ltd.	221,892	846,948
PACCAR, Inc.	11,617	593,513
Sauer-Danfoss, Inc. (a)	7,200	362,808
		7,867,320
Industrial Machinery - 12.4%
Actuant Corp. Class A	30,254	811,715
Charter International PLC	71,792	912,534
Danaher Corp.	74,638	3,955,068
Flowserve Corp.	12,500	1,373,625
Graco, Inc.	15,500	785,230
Ingersoll-Rand Co. Ltd.	56,981	2,587,507
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
Pall Corp.	19,100	$ 1,073,993
SPX Corp.	15,200	1,256,432
Stanley Black & Decker, Inc.	11,020	793,991
TriMas Corp. (a)	3,800	94,050
Weg SA	55,400	631,683
		14,275,828
TOTAL MACHINERY		22,143,148
MARINE - 0.4%
Marine - 0.4%
Kuehne & Nagel International AG	2,720	412,837
PROFESSIONAL SERVICES - 2.7%
Human Resource & Employment Services - 1.1%
Towers Watson & Co.	19,814	1,301,978
Research & Consulting Services - 1.6%
Bureau Veritas SA	7,100	599,705
IHS, Inc. Class A (a)	13,984	1,166,545
		1,766,250
TOTAL PROFESSIONAL SERVICES		3,068,228
ROAD & RAIL - 5.9%
Railroads - 5.9%
Kansas City Southern (a)	20,347	1,207,188
Union Pacific Corp.	53,928	5,630,083
		6,837,271
TRADING COMPANIES & DISTRIBUTORS - 2.6%
Trading Companies & Distributors - 2.6%
Barloworld Ltd.	42,613	434,209
Beacon Roofing Supply, Inc. (a)	12,600	287,532
Mills Estruturas e Servicos de Engenharia SA	63,400	913,779
Rush Enterprises, Inc. Class A (a)	46,430	883,563
WESCO International, Inc. (a)	7,850	424,607
		2,943,690
TOTAL COMMON STOCKS (Cost $92,559,016)		112,064,362
Nonconvertible Preferred Stocks - 0.5%

AUTOMOBILES - 0.5%
Automobile Manufacturers - 0.5%
Volkswagen AG (Cost $531,016)	2,900	598,706
Convertible Bonds - 0.2%
	Principal Amount	Value
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
Aspen Aerogels, Inc. 8% 6/1/14 (e) (Cost $200,133)	$ 249,306	$ 249,306
Money Market Funds - 4.2%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	3,203,049	3,203,049
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	1,585,840	1,585,840
TOTAL MONEY MARKET FUNDS (Cost $4,788,889)		4,788,889
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $98,079,054)		117,701,263
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(2,422,120)
NET ASSETS - 100%		$ 115,279,143
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $249,306 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11	$ 249,306
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,443
Fidelity Securities Lending Cash Central Fund	6,175
Total	$ 8,618
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 112,064,362	$ 112,064,362	$ -	$ -
Nonconvertible Preferred Stocks	598,706	598,706	-	-
Convertible Bonds	249,306	-	249,306	-
Money Market Funds	4,788,889	4,788,889	-	-
Total Investments in Securities:	$ 117,701,263	$ 117,451,957	$ 249,306	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.1%
Switzerland	4.2%
Ireland	3.1%
Italy	2.0%
France	1.5%
Brazil	1.4%
Germany	1.2%
Canada	1.0%
Others (Individually Less Than 1%)	2.5%
100.0%
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $9,628,270 of which $592,150 and $9,036,120 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,549,492) - See accompanying schedule: Unaffiliated issuers (cost $93,290,165)	$ 112,912,374
Fidelity Central Funds (cost $4,788,889)	4,788,889
Total Investments (cost $98,079,054)		$ 117,701,263
Receivable for investments sold		1,286,758
Receivable for fund shares sold		18,006
Dividends receivable		207,470
Interest receivable		871
Distributions receivable from Fidelity Central Funds		3,091
Other receivables		2,120
Total assets		119,219,579

Liabilities
Payable for investments purchased	$ 2,258,657
Payable for fund shares redeemed	134
Accrued management fee	52,279
Other affiliated payables	14,303
Other payables and accrued expenses	29,223
Collateral on securities loaned, at value	1,585,840
Total liabilities		3,940,436

Net Assets		$ 115,279,143
Net Assets consist of:
Paid in capital		$ 99,808,876
Undistributed net investment income		434,965
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,588,867)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,624,169
Net Assets		$ 115,279,143

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($49,535,972 ÷ 3,051,707 shares)	$ 16.23

Investor Class: Net Asset Value, offering price and redemption price per share ($65,743,171 ÷ 4,068,079 shares)	$ 16.16

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)
Investment Income
Dividends		$ 895,023
Interest		872
Income from Fidelity Central Funds		8,618
Total income		904,513

Expenses
Management fee	$ 331,280
Transfer agent fees	73,094
Accounting and security lending fees	23,235
Custodian fees and expenses	14,265
Independent trustees' compensation	289
Audit	18,944
Legal.	64
Miscellaneous	411
Total expenses before reductions	461,582
Expense reductions	(4,173)	457,409
Net investment income (loss)		447,104
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,357,721
Foreign currency transactions	(15,287)
Total net realized gain (loss)		5,342,434
Change in net unrealized appreciation (depreciation) on: Investment securities	580,059
Assets and liabilities in foreign currencies	1,840
Total change in net unrealized appreciation (depreciation)		581,899
Net gain (loss)		5,924,333
Net increase (decrease) in net assets resulting from operations		$ 6,371,437

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 447,104	$ 509,405
Net realized gain (loss)	5,342,434	5,081,295
Change in net unrealized appreciation (depreciation)	581,899	12,728,692
Net increase (decrease) in net assets resulting from operations	6,371,437	18,319,392
Distributions to shareholders from net investment income	(34,197)	(468,304)
Share transactions - net increase (decrease)	16,789,498	16,185,455
Redemption fees	25,880	27,168
Total increase (decrease) in net assets	23,152,618	34,063,711

Net Assets
Beginning of period	92,126,525	58,062,814
End of period (including undistributed net investment income of $434,965 and undistributed net investment income of $22,058, respectively)	$ 115,279,143	$ 92,126,525

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 15.16	$ 11.63	$ 8.37	$ 14.43	$ 13.90	$ 14.20
Income from Investment Operations
Net investment income (loss) E	.06	.10	.10	.12	.10	.14
Net realized and unrealized gain (loss)	1.02	3.51	3.27	(5.79)	2.43	2.02
Total from investment operations	1.08	3.61	3.37	(5.67)	2.53	2.16
Distributions from net investment income	(.01)	(.09)	(.11)	(.14)	(.09)	(.15)
Distributions from net realized gain	-	-	-	(.26)	(1.91)	(2.33)
Total distributions	(.01)	(.09)	(.11)	(.40)	(2.00)	(2.47) J
Redemption fees added to paid in capital E	- I	.01	- I	.01	- I	.01
Net asset value, end of period	$ 16.23	$ 15.16	$ 11.63	$ 8.37	$ 14.43	$ 13.90
Total Return B,C,D	7.09%	31.09%	40.22%	(39.84)%	18.21%	15.71%
Ratios to Average Net Assets F,H
Expenses before reductions	.73% A	.77%	.81%	.78%	.78%	.79%
Expenses net of fee waivers, if any	.73% A	.76%	.81%	.78%	.78%	.79%
Expenses net of all reductions	.72% A	.75%	.80%	.78%	.78%	.78%
Net investment income (loss)	.80% A	.77%	1.10%	1.02%	.64%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,536	$ 43,295	$ 32,183	$ 23,747	$ 50,586	$ 51,332
Portfolio turnover rate G	94% A	91%	117%	138%	122%	137%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $2.47 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $2.325 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 15.10	$ 11.59	$ 8.35	$ 14.38	$ 13.86	$ 14.19
Income from Investment Operations
Net investment income (loss) E	.06	.09	.09	.11	.08	.12
Net realized and unrealized gain (loss)	1.01	3.49	3.25	(5.76)	2.43	2.00
Total from investment operations	1.07	3.58	3.34	(5.65)	2.51	2.12
Distributions from net investment income	(.01)	(.08)	(.10)	(.13)	(.08)	(.14)
Distributions from net realized gain	-	-	-	(.26)	(1.91)	(2.33)
Total distributions	(.01)	(.08)	(.10)	(.39)	(1.99)	(2.46) J
Redemption fees added to paid in capital E	- I	.01	- I	.01	- I	.01
Net asset value, end of period	$ 16.16	$ 15.10	$ 11.59	$ 8.35	$ 14.38	$ 13.86
Total Return B,C,D	7.05%	30.96%	39.97%	(39.84)%	18.12%	15.43%
Ratios to Average Net Assets F,H
Expenses before reductions	.81% A	.85%	.91%	.88%	.90%	.92%
Expenses net of fee waivers, if any	.81% A	.84%	.91%	.88%	.90%	.92%
Expenses net of all reductions	.80% A	.84%	.90%	.87%	.90%	.92%
Net investment income (loss)	.71% A	.69%	1.00%	.92%	.52%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,743	$ 48,832	$ 25,879	$ 17,359	$ 26,063	$ 12,758
Portfolio turnover rate G	94% A	91%	117%	138%	122%	137%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $2.46 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $2.325 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Industrials Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class Shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, and losses deferred due to wash sales, and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 20,763,827
Gross unrealized depreciation	(1,517,925)
Net unrealized appreciation (depreciation) on securities and other investments	$ 19,245,902

Tax cost	$ 98,455,361

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Trading (Redemption) Fees. Shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $71,024,171 and $54,658,233, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 20,637
Investor Class	52,457
$ 73,094

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,654 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $166 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,175. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4,171 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ 15,428	$ 236,371
Investor Class	18,769	231,933
Total	$ 34,197	$ 468,304

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	883,911	772,352	$ 14,264,277	$ 10,403,734
Reinvestment of distributions	963	15,769	15,428	236,371
Shares redeemed	(688,163)	(700,942)	(10,927,606)	(8,772,538)
Net increase (decrease)	196,711	87,179	$ 3,352,099	$ 1,867,567
Investor Class
Shares sold	1,659,771	1,541,960	$ 26,520,012	$ 20,928,605
Reinvestment of distributions	1,176	15,535	18,769	231,933
Shares redeemed	(825,860)	(558,313)	(13,101,382)	(6,842,649)
Net increase (decrease)	835,087	999,182	$ 13,437,399	$ 14,317,888

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VCYLIC-SANN-0811
1.817364.106

Fidelity® Variable Insurance Products:
International Capital Appreciation Portfolio

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	1.10%
Actual		$ 1,000.00	$ 1,039.00	$ 5.56
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Service Class	1.20%
Actual		$ 1,000.00	$ 1,039.10	$ 6.07
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01
Service Class 2	1.34%
Actual		$ 1,000.00	$ 1,037.10	$ 6.77
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.71
Initial Class R	1.10%
Actual		$ 1,000.00	$ 1,039.00	$ 5.56
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Service Class R	1.20%
Actual		$ 1,000.00	$ 1,039.10	$ 6.07
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01
Service Class 2R	1.35%
Actual		$ 1,000.00	$ 1,037.10	$ 6.82
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.76
Investor Class R	1.18%
Actual		$ 1,000.00	$ 1,038.20	$ 5.96
HypotheticalA		$ 1,000.00	$ 1,018.94	$ 5.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2011
United States of America	15.4%
Japan	11.7%
United Kingdom	10.6%
France	8.1%
Indonesia	4.4%
Brazil	4.4%
Switzerland	4.2%
Cayman Islands	4.1%
Germany	4.1%
Other	33.0%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of December 31, 2010
United Kingdom	12.1%
Japan	9.3%
United States of America	7.1%
India	6.9%
Cayman Islands	6.7%
Brazil	5.6%
France	5.1%
Russia	4.9%
Switzerland	4.3%
Other	38.0%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.9	98.5
Short-Term Investments and Net Other Assets	1.1	1.5
Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	1.8	1.7
Nestle SA (Switzerland, Food Products)	1.8	1.7
Siemens AG sponsored ADR (Germany, Industrial Conglomerates)	1.2	0.0
Unilever PLC (United Kingdom, Food Products)	1.1	0.0
Banco Santander SA sponsored ADR (Spain, Commercial Banks)	1.1	1.0
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.0	0.9
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.0	0.9
BNP Paribas SA (France, Commercial Banks)	1.0	0.9
Anglo American PLC (United Kingdom) (United Kingdom, Metals & Mining)	0.9	0.9
Honda Motor Co. Ltd. sponsored ADR (Japan, Automobiles)	0.9	0.9
	11.8
Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	19.3	25.0
Financials	18.2	21.0
Consumer Staples	18.1	13.9
Materials	12.6	10.9
Industrials	11.7	8.5
Information Technology	9.4	7.6
Energy	7.3	9.0
Health Care	2.3	0.5
Telecommunication Services	0.0	1.6
Utilities	0.0	0.5

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Australia - 1.1%
Atlas Iron Ltd. (a)	63,217	$ 252,895
Fortescue Metals Group Ltd.	35,615	242,552
TOTAL AUSTRALIA		495,447
Bailiwick of Jersey - 1.1%
Experian PLC	20,100	255,971
Randgold Resources Ltd. sponsored ADR	2,800	235,340
TOTAL BAILIWICK OF JERSEY		491,311
Belgium - 0.8%
Anheuser-Busch InBev SA NV	6,026	349,770
Bermuda - 2.6%
China Yurun Food Group Ltd.	89,000	250,471
Credicorp Ltd. (NY Shares)	2,600	223,860
GOME Electrical Appliances Holdings Ltd.	553,000	221,008
Petra Diamonds Ltd. (a)	89,482	230,134
Sihuan Pharmaceutical Holdings Group Ltd.	483,000	227,791
TOTAL BERMUDA		1,153,264
Brazil - 4.4%
BR Malls Participacoes SA	21,000	240,119
Bradespar SA (PN)	9,500	240,984
Brasil Foods SA sponsored ADR (d)	15,100	261,683
Cia.Hering SA	9,700	223,067
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	3,600	169,020
Iguatemi Empresa de Shopping Centers SA	9,000	221,094
Itau Unibanco Banco Multiplo SA sponsored ADR	15,000	353,250
Mills Estruturas e Servicos de Engenharia SA	16,200	233,489
TOTAL BRAZIL		1,942,706
British Virgin Islands - 0.2%
Sable Mining Africa Ltd. (a)	266,135	82,221
Canada - 3.6%
Canadian Natural Resources Ltd.	8,300	347,956
Potash Corp. of Saskatchewan, Inc.	6,300	359,813
Silver Wheaton Corp.	7,700	254,138
Suncor Energy, Inc.	9,100	356,678
Teck Resources Ltd. Class B (sub. vtg.)	5,900	299,894
TOTAL CANADA		1,618,479
Cayman Islands - 4.1%
Ajisen (China) Holdings Ltd.	109,000	225,795
Belle International Holdings Ltd.	122,000	257,114
China Shineway Pharmaceutical Group Ltd.	117,000	231,842
Hengan International Group Co. Ltd.	27,000	242,182
Hengdeli Holdings Ltd.	396,000	209,151
Maoye International Holdings Ltd.	443,000	220,881

	Shares	Value
Real Nutriceutical Group Ltd.	297,000	$ 195,029
Shenguan Holdings Group Ltd.	318,000	224,757
TOTAL CAYMAN ISLANDS		1,806,751
China - 1.5%
Baidu.com, Inc. sponsored ADR (a)	1,600	224,208
China Minsheng Banking Corp. Ltd. (H Shares)	240,000	221,133
Tsingtao Brewery Co. Ltd. (H Shares)	36,000	207,948
TOTAL CHINA		653,289
Denmark - 1.3%
Carlsberg A/S Series B	2,200	239,349
Novo Nordisk A/S Series B	2,857	357,972
TOTAL DENMARK		597,321
France - 8.1%
Alcatel-Lucent SA sponsored ADR (a)	46,300	267,151
Atos Origin SA	3,950	223,190
AXA SA	14,200	322,712
BNP Paribas SA	5,469	422,204
Casino Guichard Perrachon et Compagnie	2,585	243,687
Christian Dior SA	1,600	251,772
Danone	4,400	328,319
LVMH Moet Hennessy - Louis Vuitton	1,887	339,626
PPR SA	1,500	267,145
Schneider Electric SA	1,962	327,800
Societe Generale Series A	5,824	359,520
Vallourec SA	2,000	243,621
TOTAL FRANCE		3,596,747
Germany - 3.3%
Bayerische Motoren Werke AG (BMW)	3,193	318,646
Deutsche Bank AG (NY Shares)	6,100	361,364
K&S AG	3,200	245,971
Siemens AG sponsored ADR	3,800	522,614
TOTAL GERMANY		1,448,595
Hong Kong - 0.5%
China Resources Enterprise Ltd.	60,000	245,189
India - 3.5%
Bank of Baroda	11,066	221,203
Exide Industries Ltd.	59,267	214,665
Gitanjali Gems Ltd.	33,045	224,311
ITC Ltd.	55,487	252,321
Smithkline Beecham Consumer Healthcare Ltd.	4,054	218,315
Titan Industries Ltd.	44,320	212,811
Yes Bank Ltd.	32,343	226,140
TOTAL INDIA		1,569,766
Indonesia - 4.4%
PT Ace Hardware Indonesia Tbk	683,500	241,077
PT Astra International Tbk	38,000	281,573
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Bank Rakyat Indonesia Tbk	324,000	$ 245,555
PT Bumi Resources Tbk	612,500	210,678
PT Global Mediacom Tbk	2,193,000	214,788
PT Gudang Garam Tbk	38,500	223,553
PT Indofood Sukses Makmur Tbk	363,000	228,555
PT Mitra Adiperkasa Tbk	466,500	216,212
PT Modern Internasional Tbk	365,000	95,756
TOTAL INDONESIA		1,957,747
Israel - 0.6%
Israel Chemicals Ltd.	16,200	257,067
Italy - 0.6%
Saipem SpA	4,861	250,977
Japan - 11.7%
Canon, Inc. sponsored ADR (d)	7,700	366,443
Fanuc Corp.	1,900	317,645
Hitachi Ltd.	49,000	290,743
Honda Motor Co. Ltd. sponsored ADR	10,100	389,961
Itochu Corp.	25,700	267,236
Japan Tobacco, Inc.	70	270,138
Keyence Corp.	900	255,474
Komatsu Ltd.	9,300	290,303
Kubota Corp.	27,000	239,473
Makita Corp.	4,800	223,619
Mitsubishi Corp.	12,500	312,146
Mitsubishi Electric Corp.	23,000	267,104
Mitsui & Co. Ltd.	17,100	295,588
Omron Corp.	8,800	244,653
ORIX Corp.	2,630	255,761
Rakuten, Inc.	227	234,892
Sysmex Corp.	5,800	218,095
THK Co. Ltd.	9,100	232,507
Unicharm Corp.	5,400	235,866
TOTAL JAPAN		5,207,647
Korea (South) - 1.7%
Hyundai Motor Co.	1,447	321,405
KT&G Corp.	3,745	233,053
Lock & Lock Co. Ltd.	5,480	222,641
TOTAL KOREA (SOUTH)		777,099
Mexico - 0.6%
Grupo Televisa SA de CV (CPO) sponsored ADR	10,400	255,840
Netherlands - 1.3%
ING Groep NV sponsored ADR (a)	28,314	350,244
LyondellBasell Industries NV Class A	5,747	221,374
TOTAL NETHERLANDS		571,618
Nigeria - 0.5%
Guaranty Trust Bank PLC GDR (Reg. S)	46,516	232,580

	Shares	Value
Norway - 0.6%
DnB NOR ASA	18,200	$ 253,715
Poland - 0.5%
Eurocash SA	19,400	208,682
Russia - 2.2%
Magnit OJSC GDR (Reg. S)	7,400	232,286
Sberbank (Savings Bank of the Russian Federation) (a)	87,800	314,594
TNK-BP Holding (a)	69,100	216,858
Uralkali JSC GDR (Reg. S)	5,300	238,500
TOTAL RUSSIA		1,002,238
South Africa - 2.3%
African Bank Investments Ltd.	46,600	237,211
Mr Price Group Ltd.	23,800	240,049
Naspers Ltd. Class N	5,000	282,432
Shoprite Holdings Ltd.	16,700	251,421
TOTAL SOUTH AFRICA		1,011,113
Spain - 3.0%
Banco Bilbao Vizcaya Argentaria SA	31,370	368,284
Banco Santander SA sponsored ADR	40,729	468,791
Inditex SA	3,073	280,064
Obrascon Huarte Lain SA	6,332	241,980
TOTAL SPAIN		1,359,119
Sweden - 0.6%
Nordea Bank AB	26,600	286,003
Switzerland - 4.2%
Compagnie Financiere Richemont SA Series A	4,856	317,976
Dufry AG (a)	1,830	230,519
Nestle SA	12,641	785,646
The Swatch Group AG (Bearer)	540	272,216
Transocean Ltd. (United States)	4,400	284,064
TOTAL SWITZERLAND		1,890,421
Taiwan - 0.6%
HTC Corp.	7,650	256,607
Turkey - 0.6%
Turkiye Garanti Bankasi AS	57,000	258,468
United Kingdom - 10.6%
Anglo American PLC (United Kingdom)	8,000	396,410
Barclays PLC sponsored ADR (d)	20,400	335,172
BG Group PLC	19,021	431,649
British American Tobacco PLC (United Kingdom)	10,400	456,042
Burberry Group PLC	11,000	255,982
Imperial Tobacco Group PLC	8,910	296,146
Reckitt Benckiser Group PLC	5,300	292,605
Royal Dutch Shell PLC Class B	22,024	785,924
Standard Chartered PLC (United Kingdom)	14,771	388,304
Unilever PLC	14,600	471,069
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Vedanta Resources PLC	7,100	$ 238,607
Xstrata PLC	16,100	354,380
TOTAL UNITED KINGDOM		4,702,290
United States of America - 14.3%
AGCO Corp. (a)	4,800	236,928
Alpha Natural Resources, Inc. (a)	4,900	222,656
Apple, Inc. (a)	655	219,864
CF Industries Holdings, Inc.	1,480	209,672
Citigroup, Inc.	5,683	236,640
Citrix Systems, Inc. (a)	2,800	224,000
Cummins, Inc.	2,300	238,027
Deere & Co.	2,600	214,370
Freeport-McMoRan Copper & Gold, Inc.	4,250	224,825
Goldman Sachs Group, Inc.	1,900	252,871
Google, Inc. Class A (a)	400	202,552
Informatica Corp. (a)	3,900	227,877
JPMorgan Chase & Co.	5,811	237,902
Juniper Networks, Inc. (a)	7,300	229,950
Las Vegas Sands Corp. (a)	5,275	222,658
MasterCard, Inc. Class A	800	241,072
Mead Johnson Nutrition Co. Class A	3,200	216,160
Philip Morris International, Inc.	3,200	213,664
Rackspace Hosting, Inc. (a)	5,500	235,070
Royal Gold, Inc.	3,800	222,566
salesforce.com, Inc. (a)	1,500	223,470
Sotheby's Class A (Ltd. vtg.)	5,303	230,681
Southern Copper Corp.	7,000	230,090
The Mosaic Co.	3,400	230,282
Tiffany & Co., Inc.	2,844	223,311
VMware, Inc. Class A (a)	2,350	235,541
Walter Energy, Inc.	1,900	220,020
Wells Fargo & Co.	8,108	227,510
TOTAL UNITED STATES OF AMERICA		6,350,229
TOTAL COMMON STOCKS (Cost $37,702,537)		43,140,316
Nonconvertible Preferred Stocks - 1.9%
	Shares	Value
Germany - 0.8%
Volkswagen AG	1,600	$ 330,320
Italy - 1.1%
Fiat Industrial SpA (a)	35,900	253,977
Fiat SpA (Risparmio Shares)	31,041	245,352
TOTAL ITALY		499,329
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $722,241)		829,649
Money Market Funds - 0.8%

Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c) (Cost $369,075)	369,075	369,075
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $38,793,853)	44,339,040
NET OTHER ASSETS (LIABILITIES) - 0.3%	119,849
NET ASSETS - 100%	$ 44,458,889
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 142
Fidelity Securities Lending Cash Central Fund	13,130
Total	$ 13,272
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 6,350,229	$ 6,350,229	$ -	$ -
Japan	5,207,647	756,404	4,451,243	-
United Kingdom	4,702,290	2,989,255	1,713,035	-
France	3,596,747	3,596,747	-	-
Indonesia	1,957,747	1,957,747	-	-
Brazil	1,942,706	1,942,706	-	-
Switzerland	1,890,421	1,890,421	-	-
Cayman Islands	1,806,751	1,806,751	-	-
Germany	1,778,915	1,778,915	-	-
Other	14,736,512	13,439,283	1,297,229	-
Money Market Funds	369,075	369,075	-	-
Total Investments in Securities:	$ 44,339,040	$ 36,877,533	$ 7,461,507	$ -
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $22,327,177 of which $17,897,995 and $4,429,182 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $360,909) - See accompanying schedule: Unaffiliated issuers (cost $38,424,778)	$ 43,969,965
Fidelity Central Funds (cost $369,075)	369,075
Total Investments (cost $38,793,853)		$ 44,339,040
Foreign currency held at value (cost $231,646)		67,924
Receivable for investments sold		1,955,944
Receivable for fund shares sold		49,289
Dividends receivable		152,521
Distributions receivable from Fidelity Central Funds		1,914
Receivable from investment adviser for expense reductions		1,313
Other receivables		77,060
Total assets		46,645,005

Liabilities
Payable to custodian bank	$ 384,238
Payable for investments purchased	1,351,238
Payable for fund shares redeemed	491
Accrued management fee	25,648
Distribution and service plan fees payable	51
Other affiliated payables	6,352
Other payables and accrued expenses	49,023
Collateral on securities loaned, at value	369,075
Total liabilities		2,186,116

Net Assets		$ 44,458,889
Net Assets consist of:
Paid in capital		$ 59,461,610
Undistributed net investment income		299,305
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(20,846,358)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,544,332
Net Assets		$ 44,458,889

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($729,126 ÷ 72,146 shares)	$ 10.11

Service Class: Net Asset Value, offering price and redemption price per share ($93,163 ÷ 9,237 shares)	$ 10.09

Service Class 2: Net Asset Value, offering price and redemption price per share ($77,589 ÷ 7,702 shares)	$ 10.07

Initial Class R: Net Asset Value, offering price and redemption price per share ($13,227,818 ÷ 1,308,684 shares)	$ 10.11

Service Class R: Net Asset Value, offering price and redemption price per share ($93,163 ÷ 9,237 shares)	$ 10.09

Service Class 2R: Net Asset Value, offering price and redemption price per share ($101,653 ÷ 10,101 shares)	$ 10.06

Investor Class R: Net Asset Value, offering price and redemption price per share ($30,136,377 ÷ 2,998,539 shares)	$ 10.05

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 568,001
Income from Fidelity Central Funds		13,272
Income before foreign taxes withheld		581,273
Less foreign taxes withheld		(43,954)
Total income		537,319

Expenses
Management fee	$ 160,641
Transfer agent fees	31,624
Distribution and service plan fees	345
Accounting and security lending fees	11,981
Custodian fees and expenses	58,301
Independent trustees' compensation	116
Audit	45,899
Legal	32
Miscellaneous	231
Total expenses before reductions	309,170
Expense reductions	(64,157)	245,013
Net investment income (loss)		292,306
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $(4,890))	2,295,963
Foreign currency transactions	(19,261)
Total net realized gain (loss)		2,276,702
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $22,943)	(810,607)
Assets and liabilities in foreign currencies	4,040
Total change in net unrealized appreciation (depreciation)		(806,567)
Net gain (loss)		1,470,135
Net increase (decrease) in net assets resulting from operations		$ 1,762,441

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 292,306	$ 501,549
Net realized gain (loss)	2,276,702	3,396,257
Change in net unrealized appreciation (depreciation)	(806,567)	2,011,744
Net increase (decrease) in net assets resulting from operations	1,762,441	5,909,550
Distributions to shareholders from net investment income	-	(494,828)
Distributions to shareholders from net realized gain	(46,342)	(483,411)
Total distributions	(46,342)	(978,239)
Share transactions - net increase (decrease)	(2,969,049)	(5,534,279)
Redemption fees	1,931	10,678
Total increase (decrease) in net assets	(1,251,019)	(592,290)

Net Assets
Beginning of period	45,709,908	46,302,198
End of period (including undistributed net investment income of $299,305 and undistributed net investment income of $6,999, respectively)	$ 44,458,889	$ 45,709,908

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 8.60	$ 5.61	$ 11.44	$ 12.68	$ 11.46
Income from Investment Operations
Net investment income (loss) E	.07	.10	.07	.15	.11 H	.11
Net realized and unrealized gain (loss)	.31	1.24	3.07	(5.92)	.53	1.54
Total from investment operations	.38	1.34	3.14	(5.77)	.64	1.65
Distributions from net investment income	-	(.11)	(.06)	-	(.09)	(.10)
Distributions from net realized gain	(.01)	(.10)	(.09)	(.06)	(1.79)	(.34)
Total distributions	(.01)	(.20) K	(.15)	(.06)	(1.88)	(.43) L
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 10.11	$ 9.74	$ 8.60	$ 5.61	$ 11.44	$ 12.68
Total Return B,C,D	3.90%	15.73%	56.04%	(50.69)%	5.17%	14.49%
Ratios to Average Net Assets F,I
Expenses before reductions	1.29% A	1.60%	1.81%	1.54%	1.20%	1.80%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.03% A	.96%	.93%	.91%	1.07%	1.00%
Net investment income (loss)	1.34% A	1.19%	1.03%	1.65%	.82% H	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 729	$ 732	$ 645	$ 388	$ 1,409	$ 1,357
Portfolio turnover rate G	256% A	463%	416%	350%	224%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.20 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.097 per share. L Total distributions of $.43 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.335 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.72	$ 8.58	$ 5.61	$ 11.43	$ 12.67	$ 11.46
Income from Investment Operations
Net investment income (loss) E	.06	.10	.06	.14	.10 H	.10
Net realized and unrealized gain (loss)	.32	1.23	3.05	(5.90)	.53	1.53
Total from investment operations	.38	1.33	3.11	(5.76)	.63	1.63
Distributions from net investment income	-	(.10)	(.05)	-	(.08)	(.08)
Distributions from net realized gain	(.01)	(.10)	(.09)	(.06)	(1.79)	(.34)
Total distributions	(.01)	(.19) K	(.14)	(.06)	(1.87)	(.42) L
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 10.09	$ 9.72	$ 8.58	$ 5.61	$ 11.43	$ 12.67
Total Return B,C,D	3.91%	15.65%	55.52%	(50.64)%	5.06%	14.30%
Ratios to Average Net Assets F,I
Expenses before reductions	1.42% A	1.67%	1.73%	1.51%	1.20%	1.62%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.12% A	1.05%	1.04%	1.01%	1.16%	1.10%
Net investment income (loss)	1.24% A	1.09%	.92%	1.55%	.72% H	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 93	$ 100	$ 117	$ 135	$ 414	$ 394
Portfolio turnover rate G	256% A	463%	416%	350%	224%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .58%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.19 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.097 per share. L Total distributions of $.42 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.72	$ 8.57	$ 5.60	$ 11.43	$ 12.67	$ 11.46
Income from Investment Operations
Net investment income (loss) E	.05	.08	.05	.12	.08 H	.08
Net realized and unrealized gain (loss)	.31	1.24	3.05	(5.89)	.53	1.53
Total from investment operations	.36	1.32	3.10	(5.77)	.60	1.61
Distributions from net investment income	-	(.07)	(.04)	-	(.06)	(.07)
Distributions from net realized gain	(.01)	(.10)	(.09)	(.06)	(1.79)	(.34)
Total distributions	(.01)	(.17)	(.13)	(.06)	(1.84)	(.40) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 10.07	$ 9.72	$ 8.57	$ 5.60	$ 11.43	$ 12.67
Total Return B,C,D	3.71%	15.53%	55.44%	(50.73)%	4.89%	14.14%
Ratios to Average Net Assets F,I
Expenses before reductions	1.59% A	1.88%	2.02%	1.79%	1.41%	1.77%
Expenses net of fee waivers, if any	1.34% A	1.35%	1.35%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.26% A	1.21%	1.19%	1.16%	1.32%	1.25%
Net investment income (loss)	1.10% A	.94%	.77%	1.40%	.57% H	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 78	$ 115	$ 424	$ 302	$ 550	$ 524
Portfolio turnover rate G	256% A	463%	416%	350%	224%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .43%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.40 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.335 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 8.60	$ 5.62	$ 11.44	$ 12.68	$ 11.46
Income from Investment Operations
Net investment income (loss) E	.07	.10	.07	.15	.11 H	.11
Net realized and unrealized gain (loss)	.31	1.24	3.06	(5.91)	.53	1.54
Total from investment operations	.38	1.34	3.13	(5.76)	.64	1.65
Distributions from net investment income	-	(.11)	(.06)	-	(.09)	(.10)
Distributions from net realized gain	(.01)	(.10)	(.09)	(.06)	(1.79)	(.34)
Total distributions	(.01)	(.20) K	(.15)	(.06)	(1.88)	(.43) L
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 10.11	$ 9.74	$ 8.60	$ 5.62	$ 11.44	$ 12.68
Total Return B,C,D	3.90%	15.73%	55.76%	(50.60)%	5.17%	14.50%
Ratios to Average Net Assets F,I
Expenses before reductions	1.31% A	1.55%	1.60%	1.44%	1.11%	1.46%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.02% A	.95%	.93%	.91%	1.06%	1.00%
Net investment income (loss)	1.35% A	1.19%	1.02%	1.65%	.82% H	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,228	$ 15,305	$ 17,150	$ 8,483	$ 32,345	$ 17,219
Portfolio turnover rate G	256% A	463%	416%	350%	224%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.20 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.097 per share. L Total distributions of $.43 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.72	$ 8.58	$ 5.61	$ 11.43	$ 12.67	$ 11.46
Income from Investment Operations
Net investment income (loss) E	.06	.10	.06	.14	.10 H	.10
Net realized and unrealized gain (loss)	.32	1.23	3.05	(5.90)	.53	1.53
Total from investment operations	.38	1.33	3.11	(5.76)	.63	1.63
Distributions from net investment income	-	(.10)	(.05)	-	(.08)	(.08)
Distributions from net realized gain	(.01)	(.10)	(.09)	(.06)	(1.79)	(.34)
Total distributions	(.01)	(.19) K	(.14)	(.06)	(1.87)	(.42) L
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 10.09	$ 9.72	$ 8.58	$ 5.61	$ 11.43	$ 12.67
Total Return B,C,D	3.91%	15.65%	55.52%	(50.64)%	5.06%	14.30%
Ratios to Average Net Assets F,I
Expenses before reductions	1.42% A	1.67%	1.73%	1.51%	1.20%	1.62%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.12% A	1.05%	1.04%	1.01%	1.16%	1.10%
Net investment income (loss)	1.24% A	1.09%	.92%	1.55%	.72% H	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 93	$ 100	$ 117	$ 135	$ 414	$ 394
Portfolio turnover rate G	256% A	463%	416%	350%	224%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .58%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.19 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.097 per share. L Total distributions of $.42 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.335 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.71	$ 8.57	$ 5.60	$ 11.43	$ 12.67	$ 11.46
Income from Investment Operations
Net investment income (loss) E	.05	.08	.05	.13	.08 H	.08
Net realized and unrealized gain (loss)	.31	1.23	3.05	(5.90)	.53	1.53
Total from investment operations	.36	1.31	3.10	(5.77)	.61	1.61
Distributions from net investment income	-	(.08)	(.04)	-	(.06)	(.07)
Distributions from net realized gain	(.01)	(.10)	(.09)	(.06)	(1.79)	(.34)
Total distributions	(.01)	(.17) K	(.13)	(.06)	(1.85)	(.40) L
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 10.06	$ 9.71	$ 8.57	$ 5.60	$ 11.43	$ 12.67
Total Return B,C,D	3.71%	15.45%	55.36%	(50.73)%	4.90%	14.14%
Ratios to Average Net Assets F,I
Expenses before reductions	1.57% A	1.83%	1.87%	1.66%	1.35%	1.77%
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.27% A	1.21%	1.19%	1.16%	1.31%	1.25%
Net investment income (loss)	1.09% A	.94%	.77%	1.40%	.57% H	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 102	$ 109	$ 155	$ 179	$ 550	$ 524
Portfolio turnover rate G	256% A	463%	416%	350%	224%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .43%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.17 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.097 per share. L Total distributions of $.40 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class R

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.69	$ 8.56	$ 5.60	$ 11.41	$ 12.65	$ 11.46
Income from Investment Operations
Net investment income (loss) E	.06	.10	.07	.14	.09 H	.09
Net realized and unrealized gain (loss)	.31	1.23	3.04	(5.89)	.54	1.53
Total from investment operations	.37	1.33	3.11	(5.75)	.63	1.62
Distributions from net investment income	-	(.11)	(.06)	-	(.08)	(.10)
Distributions from net realized gain	(.01)	(.10)	(.09)	(.06)	(1.79)	(.34)
Total distributions	(.01)	(.20) K	(.15)	(.06)	(1.87)	(.43) L
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 10.05	$ 9.69	$ 8.56	$ 5.60	$ 11.41	$ 12.65
Total Return B,C,D	3.82%	15.69%	55.61%	(50.65)%	5.07%	14.23%
Ratios to Average Net Assets F,I
Expenses before reductions	1.38% A	1.63%	1.68%	1.51%	1.22%	1.61%
Expenses net of fee waivers, if any	1.18% A	1.18%	1.18%	1.17%	1.22%	1.25%
Expenses net of all reductions	1.11% A	1.04%	1.01%	.97%	1.18%	1.15%
Net investment income (loss)	1.26% A	1.11%	.94%	1.59%	.71% H	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,136	$ 29,249	$ 27,695	$ 14,208	$ 38,719	$ 24,505
Portfolio turnover rate G	256% A	463%	416%	350%	224%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .57%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.20 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.097 per share. L Total distributions of $.43 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP International Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares, and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on realized short term capital gains on securities of certain issuers domiciled in India. An estimated deferred tax liability for net unrealized gains on these securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,046,308
Gross unrealized depreciation	(892,890)
Net unrealized appreciation (depreciation) on securities and other investments	$ 5,153,418

Tax cost	$ 39,185,622

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $58,069,743 and $60,564,721, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$ 47
Service Class 2	118
Service Class R	47
Service Class 2 R	133
$ 345

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 258
Service Class	50
Service Class 2	55
Initial Class R	6,468
Service Class R	50
Service Class 2R	54
Investor Class R	24,689
$ 31,624

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $730 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $79 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13,130. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Initial Class	1.10%	$ 674
Service Class	1.20%	107
Service Class 2	1.35%	115
Initial Class R	1.10%	15,174
Service Class R	1.20%	106
Service Class 2R	1.35%	118
Investor Class R	1.18%	30,182
		$ 46,476

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $17,681 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ -	$ 7,768
Service Class	-	961
Service Class 2	-	434
Initial Class R	-	168,615
Service Class R	-	961
Service Class 2R	-	883
Investor Class R	-	315,206
Total	$ -	$ 494,828

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended June 30, 2011	Year ended December 31, 2010
From net realized gain
Initial Class	$ 710	$ 7,019
Service Class	103	1,064
Service Class 2	118	542
Initial Class R	15,106	168,298
Service Class R	103	1,064
Service Class 2R	112	1,291
Investor Class R	30,090	304,133
Total	$ 46,342	$ 483,411

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	4,880	25,624	$ 48,335	$ 225,829
Reinvestment of distributions	73	1,589	710	14,787
Shares redeemed	(8,028)	(26,957)	(80,019)	(240,709)
Net increase (decrease)	(3,075)	256	$ (30,974)	$ (93)
Service Class
Reinvestment of distributions	10	220	103	2,025
Shares redeemed	(1,029)	(3,601)	(10,041)	(31,344)
Net increase (decrease)	(1,019)	(3,381)	$ (9,938)	$ (29,319)
Service Class 2
Shares sold	67	6,746	$ 668	$ 65,263
Reinvestment of distributions	12	105	118	976
Shares redeemed	(4,178)	(44,506)	(40,952)	(374,788)
Net increase (decrease)	(4,099)	(37,655)	$ (40,166)	$ (308,549)
Initial Class R
Shares sold	106,711	440,907	$ 1,048,994	$ 3,898,339
Reinvestment of distributions	1,545	36,492	15,106	336,913
Shares redeemed	(371,386)	(900,018)	(3,675,704)	(7,801,721)
Net increase (decrease)	(263,130)	(422,619)	$ (2,611,604)	$ (3,566,469)
Service Class R
Reinvestment of distributions	10	220	103	2,025
Shares redeemed	(1,029)	(3,601)	(10,041)	(31,344)
Net increase (decrease)	(1,019)	(3,381)	$ (9,938)	$ (29,319)
Service Class 2R
Reinvestment of distributions	12	239	112	2,174
Shares redeemed	(1,125)	(7,096)	(10,961)	(61,060)
Net increase (decrease)	(1,113)	(6,857)	$ (10,849)	$ (58,886)
Investor Class R
Shares sold	416,325	675,944	$ 4,073,463	$ 6,013,493
Reinvestment of distributions	3,092	67,265	30,090	619,339
Shares redeemed	(440,576)	(958,233)	(4,359,133)	(8,174,476)
Net increase (decrease)	(21,159)	(215,024)	$ (255,580)	$ (1,541,644)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 98% of the total outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCAP-SANN-0811
1.818378.106

Fidelity® Variable Insurance Products:
International Capital Appreciation Portfolio - Class R

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	1.10%
Actual		$ 1,000.00	$ 1,039.00	$ 5.56
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Service Class	1.20%
Actual		$ 1,000.00	$ 1,039.10	$ 6.07
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01
Service Class 2	1.34%
Actual		$ 1,000.00	$ 1,037.10	$ 6.77
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.71
Initial Class R	1.10%
Actual		$ 1,000.00	$ 1,039.00	$ 5.56
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Service Class R	1.20%
Actual		$ 1,000.00	$ 1,039.10	$ 6.07
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01
Service Class 2R	1.35%
Actual		$ 1,000.00	$ 1,037.10	$ 6.82
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.76
Investor Class R	1.18%
Actual		$ 1,000.00	$ 1,038.20	$ 5.96
HypotheticalA		$ 1,000.00	$ 1,018.94	$ 5.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2011
United States of America	15.4%
Japan	11.7%
United Kingdom	10.6%
France	8.1%
Indonesia	4.4%
Brazil	4.4%
Switzerland	4.2%
Cayman Islands	4.1%
Germany	4.1%
Other	33.0%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of December 31, 2010
United Kingdom	12.1%
Japan	9.3%
United States of America	7.1%
India	6.9%
Cayman Islands	6.7%
Brazil	5.6%
France	5.1%
Russia	4.9%
Switzerland	4.3%
Other	38.0%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.9	98.5
Short-Term Investments and Net Other Assets	1.1	1.5
Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	1.8	1.7
Nestle SA (Switzerland, Food Products)	1.8	1.7
Siemens AG sponsored ADR (Germany, Industrial Conglomerates)	1.2	0.0
Unilever PLC (United Kingdom, Food Products)	1.1	0.0
Banco Santander SA sponsored ADR (Spain, Commercial Banks)	1.1	1.0
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.0	0.9
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.0	0.9
BNP Paribas SA (France, Commercial Banks)	1.0	0.9
Anglo American PLC (United Kingdom) (United Kingdom, Metals & Mining)	0.9	0.9
Honda Motor Co. Ltd. sponsored ADR (Japan, Automobiles)	0.9	0.9
	11.8
Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	19.3	25.0
Financials	18.2	21.0
Consumer Staples	18.1	13.9
Materials	12.6	10.9
Industrials	11.7	8.5
Information Technology	9.4	7.6
Energy	7.3	9.0
Health Care	2.3	0.5
Telecommunication Services	0.0	1.6
Utilities	0.0	0.5

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Australia - 1.1%
Atlas Iron Ltd. (a)	63,217	$ 252,895
Fortescue Metals Group Ltd.	35,615	242,552
TOTAL AUSTRALIA		495,447
Bailiwick of Jersey - 1.1%
Experian PLC	20,100	255,971
Randgold Resources Ltd. sponsored ADR	2,800	235,340
TOTAL BAILIWICK OF JERSEY		491,311
Belgium - 0.8%
Anheuser-Busch InBev SA NV	6,026	349,770
Bermuda - 2.6%
China Yurun Food Group Ltd.	89,000	250,471
Credicorp Ltd. (NY Shares)	2,600	223,860
GOME Electrical Appliances Holdings Ltd.	553,000	221,008
Petra Diamonds Ltd. (a)	89,482	230,134
Sihuan Pharmaceutical Holdings Group Ltd.	483,000	227,791
TOTAL BERMUDA		1,153,264
Brazil - 4.4%
BR Malls Participacoes SA	21,000	240,119
Bradespar SA (PN)	9,500	240,984
Brasil Foods SA sponsored ADR (d)	15,100	261,683
Cia.Hering SA	9,700	223,067
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	3,600	169,020
Iguatemi Empresa de Shopping Centers SA	9,000	221,094
Itau Unibanco Banco Multiplo SA sponsored ADR	15,000	353,250
Mills Estruturas e Servicos de Engenharia SA	16,200	233,489
TOTAL BRAZIL		1,942,706
British Virgin Islands - 0.2%
Sable Mining Africa Ltd. (a)	266,135	82,221
Canada - 3.6%
Canadian Natural Resources Ltd.	8,300	347,956
Potash Corp. of Saskatchewan, Inc.	6,300	359,813
Silver Wheaton Corp.	7,700	254,138
Suncor Energy, Inc.	9,100	356,678
Teck Resources Ltd. Class B (sub. vtg.)	5,900	299,894
TOTAL CANADA		1,618,479
Cayman Islands - 4.1%
Ajisen (China) Holdings Ltd.	109,000	225,795
Belle International Holdings Ltd.	122,000	257,114
China Shineway Pharmaceutical Group Ltd.	117,000	231,842
Hengan International Group Co. Ltd.	27,000	242,182
Hengdeli Holdings Ltd.	396,000	209,151
Maoye International Holdings Ltd.	443,000	220,881

	Shares	Value
Real Nutriceutical Group Ltd.	297,000	$ 195,029
Shenguan Holdings Group Ltd.	318,000	224,757
TOTAL CAYMAN ISLANDS		1,806,751
China - 1.5%
Baidu.com, Inc. sponsored ADR (a)	1,600	224,208
China Minsheng Banking Corp. Ltd. (H Shares)	240,000	221,133
Tsingtao Brewery Co. Ltd. (H Shares)	36,000	207,948
TOTAL CHINA		653,289
Denmark - 1.3%
Carlsberg A/S Series B	2,200	239,349
Novo Nordisk A/S Series B	2,857	357,972
TOTAL DENMARK		597,321
France - 8.1%
Alcatel-Lucent SA sponsored ADR (a)	46,300	267,151
Atos Origin SA	3,950	223,190
AXA SA	14,200	322,712
BNP Paribas SA	5,469	422,204
Casino Guichard Perrachon et Compagnie	2,585	243,687
Christian Dior SA	1,600	251,772
Danone	4,400	328,319
LVMH Moet Hennessy - Louis Vuitton	1,887	339,626
PPR SA	1,500	267,145
Schneider Electric SA	1,962	327,800
Societe Generale Series A	5,824	359,520
Vallourec SA	2,000	243,621
TOTAL FRANCE		3,596,747
Germany - 3.3%
Bayerische Motoren Werke AG (BMW)	3,193	318,646
Deutsche Bank AG (NY Shares)	6,100	361,364
K&S AG	3,200	245,971
Siemens AG sponsored ADR	3,800	522,614
TOTAL GERMANY		1,448,595
Hong Kong - 0.5%
China Resources Enterprise Ltd.	60,000	245,189
India - 3.5%
Bank of Baroda	11,066	221,203
Exide Industries Ltd.	59,267	214,665
Gitanjali Gems Ltd.	33,045	224,311
ITC Ltd.	55,487	252,321
Smithkline Beecham Consumer Healthcare Ltd.	4,054	218,315
Titan Industries Ltd.	44,320	212,811
Yes Bank Ltd.	32,343	226,140
TOTAL INDIA		1,569,766
Indonesia - 4.4%
PT Ace Hardware Indonesia Tbk	683,500	241,077
PT Astra International Tbk	38,000	281,573
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Bank Rakyat Indonesia Tbk	324,000	$ 245,555
PT Bumi Resources Tbk	612,500	210,678
PT Global Mediacom Tbk	2,193,000	214,788
PT Gudang Garam Tbk	38,500	223,553
PT Indofood Sukses Makmur Tbk	363,000	228,555
PT Mitra Adiperkasa Tbk	466,500	216,212
PT Modern Internasional Tbk	365,000	95,756
TOTAL INDONESIA		1,957,747
Israel - 0.6%
Israel Chemicals Ltd.	16,200	257,067
Italy - 0.6%
Saipem SpA	4,861	250,977
Japan - 11.7%
Canon, Inc. sponsored ADR (d)	7,700	366,443
Fanuc Corp.	1,900	317,645
Hitachi Ltd.	49,000	290,743
Honda Motor Co. Ltd. sponsored ADR	10,100	389,961
Itochu Corp.	25,700	267,236
Japan Tobacco, Inc.	70	270,138
Keyence Corp.	900	255,474
Komatsu Ltd.	9,300	290,303
Kubota Corp.	27,000	239,473
Makita Corp.	4,800	223,619
Mitsubishi Corp.	12,500	312,146
Mitsubishi Electric Corp.	23,000	267,104
Mitsui & Co. Ltd.	17,100	295,588
Omron Corp.	8,800	244,653
ORIX Corp.	2,630	255,761
Rakuten, Inc.	227	234,892
Sysmex Corp.	5,800	218,095
THK Co. Ltd.	9,100	232,507
Unicharm Corp.	5,400	235,866
TOTAL JAPAN		5,207,647
Korea (South) - 1.7%
Hyundai Motor Co.	1,447	321,405
KT&G Corp.	3,745	233,053
Lock & Lock Co. Ltd.	5,480	222,641
TOTAL KOREA (SOUTH)		777,099
Mexico - 0.6%
Grupo Televisa SA de CV (CPO) sponsored ADR	10,400	255,840
Netherlands - 1.3%
ING Groep NV sponsored ADR (a)	28,314	350,244
LyondellBasell Industries NV Class A	5,747	221,374
TOTAL NETHERLANDS		571,618
Nigeria - 0.5%
Guaranty Trust Bank PLC GDR (Reg. S)	46,516	232,580

	Shares	Value
Norway - 0.6%
DnB NOR ASA	18,200	$ 253,715
Poland - 0.5%
Eurocash SA	19,400	208,682
Russia - 2.2%
Magnit OJSC GDR (Reg. S)	7,400	232,286
Sberbank (Savings Bank of the Russian Federation) (a)	87,800	314,594
TNK-BP Holding (a)	69,100	216,858
Uralkali JSC GDR (Reg. S)	5,300	238,500
TOTAL RUSSIA		1,002,238
South Africa - 2.3%
African Bank Investments Ltd.	46,600	237,211
Mr Price Group Ltd.	23,800	240,049
Naspers Ltd. Class N	5,000	282,432
Shoprite Holdings Ltd.	16,700	251,421
TOTAL SOUTH AFRICA		1,011,113
Spain - 3.0%
Banco Bilbao Vizcaya Argentaria SA	31,370	368,284
Banco Santander SA sponsored ADR	40,729	468,791
Inditex SA	3,073	280,064
Obrascon Huarte Lain SA	6,332	241,980
TOTAL SPAIN		1,359,119
Sweden - 0.6%
Nordea Bank AB	26,600	286,003
Switzerland - 4.2%
Compagnie Financiere Richemont SA Series A	4,856	317,976
Dufry AG (a)	1,830	230,519
Nestle SA	12,641	785,646
The Swatch Group AG (Bearer)	540	272,216
Transocean Ltd. (United States)	4,400	284,064
TOTAL SWITZERLAND		1,890,421
Taiwan - 0.6%
HTC Corp.	7,650	256,607
Turkey - 0.6%
Turkiye Garanti Bankasi AS	57,000	258,468
United Kingdom - 10.6%
Anglo American PLC (United Kingdom)	8,000	396,410
Barclays PLC sponsored ADR (d)	20,400	335,172
BG Group PLC	19,021	431,649
British American Tobacco PLC (United Kingdom)	10,400	456,042
Burberry Group PLC	11,000	255,982
Imperial Tobacco Group PLC	8,910	296,146
Reckitt Benckiser Group PLC	5,300	292,605
Royal Dutch Shell PLC Class B	22,024	785,924
Standard Chartered PLC (United Kingdom)	14,771	388,304
Unilever PLC	14,600	471,069
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Vedanta Resources PLC	7,100	$ 238,607
Xstrata PLC	16,100	354,380
TOTAL UNITED KINGDOM		4,702,290
United States of America - 14.3%
AGCO Corp. (a)	4,800	236,928
Alpha Natural Resources, Inc. (a)	4,900	222,656
Apple, Inc. (a)	655	219,864
CF Industries Holdings, Inc.	1,480	209,672
Citigroup, Inc.	5,683	236,640
Citrix Systems, Inc. (a)	2,800	224,000
Cummins, Inc.	2,300	238,027
Deere & Co.	2,600	214,370
Freeport-McMoRan Copper & Gold, Inc.	4,250	224,825
Goldman Sachs Group, Inc.	1,900	252,871
Google, Inc. Class A (a)	400	202,552
Informatica Corp. (a)	3,900	227,877
JPMorgan Chase & Co.	5,811	237,902
Juniper Networks, Inc. (a)	7,300	229,950
Las Vegas Sands Corp. (a)	5,275	222,658
MasterCard, Inc. Class A	800	241,072
Mead Johnson Nutrition Co. Class A	3,200	216,160
Philip Morris International, Inc.	3,200	213,664
Rackspace Hosting, Inc. (a)	5,500	235,070
Royal Gold, Inc.	3,800	222,566
salesforce.com, Inc. (a)	1,500	223,470
Sotheby's Class A (Ltd. vtg.)	5,303	230,681
Southern Copper Corp.	7,000	230,090
The Mosaic Co.	3,400	230,282
Tiffany & Co., Inc.	2,844	223,311
VMware, Inc. Class A (a)	2,350	235,541
Walter Energy, Inc.	1,900	220,020
Wells Fargo & Co.	8,108	227,510
TOTAL UNITED STATES OF AMERICA		6,350,229
TOTAL COMMON STOCKS (Cost $37,702,537)		43,140,316
Nonconvertible Preferred Stocks - 1.9%
	Shares	Value
Germany - 0.8%
Volkswagen AG	1,600	$ 330,320
Italy - 1.1%
Fiat Industrial SpA (a)	35,900	253,977
Fiat SpA (Risparmio Shares)	31,041	245,352
TOTAL ITALY		499,329
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $722,241)		829,649
Money Market Funds - 0.8%

Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c) (Cost $369,075)	369,075	369,075
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $38,793,853)	44,339,040
NET OTHER ASSETS (LIABILITIES) - 0.3%	119,849
NET ASSETS - 100%	$ 44,458,889
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 142
Fidelity Securities Lending Cash Central Fund	13,130
Total	$ 13,272
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 6,350,229	$ 6,350,229	$ -	$ -
Japan	5,207,647	756,404	4,451,243	-
United Kingdom	4,702,290	2,989,255	1,713,035	-
France	3,596,747	3,596,747	-	-
Indonesia	1,957,747	1,957,747	-	-
Brazil	1,942,706	1,942,706	-	-
Switzerland	1,890,421	1,890,421	-	-
Cayman Islands	1,806,751	1,806,751	-	-
Germany	1,778,915	1,778,915	-	-
Other	14,736,512	13,439,283	1,297,229	-
Money Market Funds	369,075	369,075	-	-
Total Investments in Securities:	$ 44,339,040	$ 36,877,533	$ 7,461,507	$ -
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $22,327,177 of which $17,897,995 and $4,429,182 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $360,909) - See accompanying schedule: Unaffiliated issuers (cost $38,424,778)	$ 43,969,965
Fidelity Central Funds (cost $369,075)	369,075
Total Investments (cost $38,793,853)		$ 44,339,040
Foreign currency held at value (cost $231,646)		67,924
Receivable for investments sold		1,955,944
Receivable for fund shares sold		49,289
Dividends receivable		152,521
Distributions receivable from Fidelity Central Funds		1,914
Receivable from investment adviser for expense reductions		1,313
Other receivables		77,060
Total assets		46,645,005

Liabilities
Payable to custodian bank	$ 384,238
Payable for investments purchased	1,351,238
Payable for fund shares redeemed	491
Accrued management fee	25,648
Distribution and service plan fees payable	51
Other affiliated payables	6,352
Other payables and accrued expenses	49,023
Collateral on securities loaned, at value	369,075
Total liabilities		2,186,116

Net Assets		$ 44,458,889
Net Assets consist of:
Paid in capital		$ 59,461,610
Undistributed net investment income		299,305
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(20,846,358)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,544,332
Net Assets		$ 44,458,889

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($729,126 ÷ 72,146 shares)	$ 10.11

Service Class: Net Asset Value, offering price and redemption price per share ($93,163 ÷ 9,237 shares)	$ 10.09

Service Class 2: Net Asset Value, offering price and redemption price per share ($77,589 ÷ 7,702 shares)	$ 10.07

Initial Class R: Net Asset Value, offering price and redemption price per share ($13,227,818 ÷ 1,308,684 shares)	$ 10.11

Service Class R: Net Asset Value, offering price and redemption price per share ($93,163 ÷ 9,237 shares)	$ 10.09

Service Class 2R: Net Asset Value, offering price and redemption price per share ($101,653 ÷ 10,101 shares)	$ 10.06

Investor Class R: Net Asset Value, offering price and redemption price per share ($30,136,377 ÷ 2,998,539 shares)	$ 10.05

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 568,001
Income from Fidelity Central Funds		13,272
Income before foreign taxes withheld		581,273
Less foreign taxes withheld		(43,954)
Total income		537,319

Expenses
Management fee	$ 160,641
Transfer agent fees	31,624
Distribution and service plan fees	345
Accounting and security lending fees	11,981
Custodian fees and expenses	58,301
Independent trustees' compensation	116
Audit	45,899
Legal	32
Miscellaneous	231
Total expenses before reductions	309,170
Expense reductions	(64,157)	245,013
Net investment income (loss)		292,306
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $(4,890))	2,295,963
Foreign currency transactions	(19,261)
Total net realized gain (loss)		2,276,702
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $22,943)	(810,607)
Assets and liabilities in foreign currencies	4,040
Total change in net unrealized appreciation (depreciation)		(806,567)
Net gain (loss)		1,470,135
Net increase (decrease) in net assets resulting from operations		$ 1,762,441

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 292,306	$ 501,549
Net realized gain (loss)	2,276,702	3,396,257
Change in net unrealized appreciation (depreciation)	(806,567)	2,011,744
Net increase (decrease) in net assets resulting from operations	1,762,441	5,909,550
Distributions to shareholders from net investment income	-	(494,828)
Distributions to shareholders from net realized gain	(46,342)	(483,411)
Total distributions	(46,342)	(978,239)
Share transactions - net increase (decrease)	(2,969,049)	(5,534,279)
Redemption fees	1,931	10,678
Total increase (decrease) in net assets	(1,251,019)	(592,290)

Net Assets
Beginning of period	45,709,908	46,302,198
End of period (including undistributed net investment income of $299,305 and undistributed net investment income of $6,999, respectively)	$ 44,458,889	$ 45,709,908

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 8.60	$ 5.61	$ 11.44	$ 12.68	$ 11.46
Income from Investment Operations
Net investment income (loss) E	.07	.10	.07	.15	.11 H	.11
Net realized and unrealized gain (loss)	.31	1.24	3.07	(5.92)	.53	1.54
Total from investment operations	.38	1.34	3.14	(5.77)	.64	1.65
Distributions from net investment income	-	(.11)	(.06)	-	(.09)	(.10)
Distributions from net realized gain	(.01)	(.10)	(.09)	(.06)	(1.79)	(.34)
Total distributions	(.01)	(.20) K	(.15)	(.06)	(1.88)	(.43) L
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 10.11	$ 9.74	$ 8.60	$ 5.61	$ 11.44	$ 12.68
Total Return B,C,D	3.90%	15.73%	56.04%	(50.69)%	5.17%	14.49%
Ratios to Average Net Assets F,I
Expenses before reductions	1.29% A	1.60%	1.81%	1.54%	1.20%	1.80%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.03% A	.96%	.93%	.91%	1.07%	1.00%
Net investment income (loss)	1.34% A	1.19%	1.03%	1.65%	.82% H	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 729	$ 732	$ 645	$ 388	$ 1,409	$ 1,357
Portfolio turnover rate G	256% A	463%	416%	350%	224%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.20 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.097 per share. L Total distributions of $.43 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.335 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.72	$ 8.58	$ 5.61	$ 11.43	$ 12.67	$ 11.46
Income from Investment Operations
Net investment income (loss) E	.06	.10	.06	.14	.10 H	.10
Net realized and unrealized gain (loss)	.32	1.23	3.05	(5.90)	.53	1.53
Total from investment operations	.38	1.33	3.11	(5.76)	.63	1.63
Distributions from net investment income	-	(.10)	(.05)	-	(.08)	(.08)
Distributions from net realized gain	(.01)	(.10)	(.09)	(.06)	(1.79)	(.34)
Total distributions	(.01)	(.19) K	(.14)	(.06)	(1.87)	(.42) L
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 10.09	$ 9.72	$ 8.58	$ 5.61	$ 11.43	$ 12.67
Total Return B,C,D	3.91%	15.65%	55.52%	(50.64)%	5.06%	14.30%
Ratios to Average Net Assets F,I
Expenses before reductions	1.42% A	1.67%	1.73%	1.51%	1.20%	1.62%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.12% A	1.05%	1.04%	1.01%	1.16%	1.10%
Net investment income (loss)	1.24% A	1.09%	.92%	1.55%	.72% H	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 93	$ 100	$ 117	$ 135	$ 414	$ 394
Portfolio turnover rate G	256% A	463%	416%	350%	224%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .58%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.19 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.097 per share. L Total distributions of $.42 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.72	$ 8.57	$ 5.60	$ 11.43	$ 12.67	$ 11.46
Income from Investment Operations
Net investment income (loss) E	.05	.08	.05	.12	.08 H	.08
Net realized and unrealized gain (loss)	.31	1.24	3.05	(5.89)	.53	1.53
Total from investment operations	.36	1.32	3.10	(5.77)	.60	1.61
Distributions from net investment income	-	(.07)	(.04)	-	(.06)	(.07)
Distributions from net realized gain	(.01)	(.10)	(.09)	(.06)	(1.79)	(.34)
Total distributions	(.01)	(.17)	(.13)	(.06)	(1.84)	(.40) K
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 10.07	$ 9.72	$ 8.57	$ 5.60	$ 11.43	$ 12.67
Total Return B,C,D	3.71%	15.53%	55.44%	(50.73)%	4.89%	14.14%
Ratios to Average Net Assets F,I
Expenses before reductions	1.59% A	1.88%	2.02%	1.79%	1.41%	1.77%
Expenses net of fee waivers, if any	1.34% A	1.35%	1.35%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.26% A	1.21%	1.19%	1.16%	1.32%	1.25%
Net investment income (loss)	1.10% A	.94%	.77%	1.40%	.57% H	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 78	$ 115	$ 424	$ 302	$ 550	$ 524
Portfolio turnover rate G	256% A	463%	416%	350%	224%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .43%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.40 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.335 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 8.60	$ 5.62	$ 11.44	$ 12.68	$ 11.46
Income from Investment Operations
Net investment income (loss) E	.07	.10	.07	.15	.11 H	.11
Net realized and unrealized gain (loss)	.31	1.24	3.06	(5.91)	.53	1.54
Total from investment operations	.38	1.34	3.13	(5.76)	.64	1.65
Distributions from net investment income	-	(.11)	(.06)	-	(.09)	(.10)
Distributions from net realized gain	(.01)	(.10)	(.09)	(.06)	(1.79)	(.34)
Total distributions	(.01)	(.20) K	(.15)	(.06)	(1.88)	(.43) L
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 10.11	$ 9.74	$ 8.60	$ 5.62	$ 11.44	$ 12.68
Total Return B,C,D	3.90%	15.73%	55.76%	(50.60)%	5.17%	14.50%
Ratios to Average Net Assets F,I
Expenses before reductions	1.31% A	1.55%	1.60%	1.44%	1.11%	1.46%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.02% A	.95%	.93%	.91%	1.06%	1.00%
Net investment income (loss)	1.35% A	1.19%	1.02%	1.65%	.82% H	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,228	$ 15,305	$ 17,150	$ 8,483	$ 32,345	$ 17,219
Portfolio turnover rate G	256% A	463%	416%	350%	224%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.20 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.097 per share. L Total distributions of $.43 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.72	$ 8.58	$ 5.61	$ 11.43	$ 12.67	$ 11.46
Income from Investment Operations
Net investment income (loss) E	.06	.10	.06	.14	.10 H	.10
Net realized and unrealized gain (loss)	.32	1.23	3.05	(5.90)	.53	1.53
Total from investment operations	.38	1.33	3.11	(5.76)	.63	1.63
Distributions from net investment income	-	(.10)	(.05)	-	(.08)	(.08)
Distributions from net realized gain	(.01)	(.10)	(.09)	(.06)	(1.79)	(.34)
Total distributions	(.01)	(.19) K	(.14)	(.06)	(1.87)	(.42) L
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 10.09	$ 9.72	$ 8.58	$ 5.61	$ 11.43	$ 12.67
Total Return B,C,D	3.91%	15.65%	55.52%	(50.64)%	5.06%	14.30%
Ratios to Average Net Assets F,I
Expenses before reductions	1.42% A	1.67%	1.73%	1.51%	1.20%	1.62%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.12% A	1.05%	1.04%	1.01%	1.16%	1.10%
Net investment income (loss)	1.24% A	1.09%	.92%	1.55%	.72% H	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 93	$ 100	$ 117	$ 135	$ 414	$ 394
Portfolio turnover rate G	256% A	463%	416%	350%	224%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .58%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.19 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.097 per share. L Total distributions of $.42 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.335 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.71	$ 8.57	$ 5.60	$ 11.43	$ 12.67	$ 11.46
Income from Investment Operations
Net investment income (loss) E	.05	.08	.05	.13	.08 H	.08
Net realized and unrealized gain (loss)	.31	1.23	3.05	(5.90)	.53	1.53
Total from investment operations	.36	1.31	3.10	(5.77)	.61	1.61
Distributions from net investment income	-	(.08)	(.04)	-	(.06)	(.07)
Distributions from net realized gain	(.01)	(.10)	(.09)	(.06)	(1.79)	(.34)
Total distributions	(.01)	(.17) K	(.13)	(.06)	(1.85)	(.40) L
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 10.06	$ 9.71	$ 8.57	$ 5.60	$ 11.43	$ 12.67
Total Return B,C,D	3.71%	15.45%	55.36%	(50.73)%	4.90%	14.14%
Ratios to Average Net Assets F,I
Expenses before reductions	1.57% A	1.83%	1.87%	1.66%	1.35%	1.77%
Expenses net of fee waivers, if any	1.35% A	1.35%	1.35%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.27% A	1.21%	1.19%	1.16%	1.31%	1.25%
Net investment income (loss)	1.09% A	.94%	.77%	1.40%	.57% H	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 102	$ 109	$ 155	$ 179	$ 550	$ 524
Portfolio turnover rate G	256% A	463%	416%	350%	224%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .43%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.17 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.097 per share. L Total distributions of $.40 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class R

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.69	$ 8.56	$ 5.60	$ 11.41	$ 12.65	$ 11.46
Income from Investment Operations
Net investment income (loss) E	.06	.10	.07	.14	.09 H	.09
Net realized and unrealized gain (loss)	.31	1.23	3.04	(5.89)	.54	1.53
Total from investment operations	.37	1.33	3.11	(5.75)	.63	1.62
Distributions from net investment income	-	(.11)	(.06)	-	(.08)	(.10)
Distributions from net realized gain	(.01)	(.10)	(.09)	(.06)	(1.79)	(.34)
Total distributions	(.01)	(.20) K	(.15)	(.06)	(1.87)	(.43) L
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 10.05	$ 9.69	$ 8.56	$ 5.60	$ 11.41	$ 12.65
Total Return B,C,D	3.82%	15.69%	55.61%	(50.65)%	5.07%	14.23%
Ratios to Average Net Assets F,I
Expenses before reductions	1.38% A	1.63%	1.68%	1.51%	1.22%	1.61%
Expenses net of fee waivers, if any	1.18% A	1.18%	1.18%	1.17%	1.22%	1.25%
Expenses net of all reductions	1.11% A	1.04%	1.01%	.97%	1.18%	1.15%
Net investment income (loss)	1.26% A	1.11%	.94%	1.59%	.71% H	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,136	$ 29,249	$ 27,695	$ 14,208	$ 38,719	$ 24,505
Portfolio turnover rate G	256% A	463%	416%	350%	224%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .57%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.20 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.097 per share. L Total distributions of $.43 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP International Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares, and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on realized short term capital gains on securities of certain issuers domiciled in India. An estimated deferred tax liability for net unrealized gains on these securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,046,308
Gross unrealized depreciation	(892,890)
Net unrealized appreciation (depreciation) on securities and other investments	$ 5,153,418

Tax cost	$ 39,185,622

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $58,069,743 and $60,564,721, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$ 47
Service Class 2	118
Service Class R	47
Service Class 2 R	133
$ 345

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 258
Service Class	50
Service Class 2	55
Initial Class R	6,468
Service Class R	50
Service Class 2R	54
Investor Class R	24,689
$ 31,624

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $730 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $79 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13,130. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Initial Class	1.10%	$ 674
Service Class	1.20%	107
Service Class 2	1.35%	115
Initial Class R	1.10%	15,174
Service Class R	1.20%	106
Service Class 2R	1.35%	118
Investor Class R	1.18%	30,182
		$ 46,476

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $17,681 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ -	$ 7,768
Service Class	-	961
Service Class 2	-	434
Initial Class R	-	168,615
Service Class R	-	961
Service Class 2R	-	883
Investor Class R	-	315,206
Total	$ -	$ 494,828

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended June 30, 2011	Year ended December 31, 2010
From net realized gain
Initial Class	$ 710	$ 7,019
Service Class	103	1,064
Service Class 2	118	542
Initial Class R	15,106	168,298
Service Class R	103	1,064
Service Class 2R	112	1,291
Investor Class R	30,090	304,133
Total	$ 46,342	$ 483,411

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	4,880	25,624	$ 48,335	$ 225,829
Reinvestment of distributions	73	1,589	710	14,787
Shares redeemed	(8,028)	(26,957)	(80,019)	(240,709)
Net increase (decrease)	(3,075)	256	$ (30,974)	$ (93)
Service Class
Reinvestment of distributions	10	220	103	2,025
Shares redeemed	(1,029)	(3,601)	(10,041)	(31,344)
Net increase (decrease)	(1,019)	(3,381)	$ (9,938)	$ (29,319)
Service Class 2
Shares sold	67	6,746	$ 668	$ 65,263
Reinvestment of distributions	12	105	118	976
Shares redeemed	(4,178)	(44,506)	(40,952)	(374,788)
Net increase (decrease)	(4,099)	(37,655)	$ (40,166)	$ (308,549)
Initial Class R
Shares sold	106,711	440,907	$ 1,048,994	$ 3,898,339
Reinvestment of distributions	1,545	36,492	15,106	336,913
Shares redeemed	(371,386)	(900,018)	(3,675,704)	(7,801,721)
Net increase (decrease)	(263,130)	(422,619)	$ (2,611,604)	$ (3,566,469)
Service Class R
Reinvestment of distributions	10	220	103	2,025
Shares redeemed	(1,029)	(3,601)	(10,041)	(31,344)
Net increase (decrease)	(1,019)	(3,381)	$ (9,938)	$ (29,319)
Service Class 2R
Reinvestment of distributions	12	239	112	2,174
Shares redeemed	(1,125)	(7,096)	(10,961)	(61,060)
Net increase (decrease)	(1,113)	(6,857)	$ (10,849)	$ (58,886)
Investor Class R
Shares sold	416,325	675,944	$ 4,073,463	$ 6,013,493
Reinvestment of distributions	3,092	67,265	30,090	619,339
Shares redeemed	(440,576)	(958,233)	(4,359,133)	(8,174,476)
Net increase (decrease)	(21,159)	(215,024)	$ (255,580)	$ (1,541,644)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 98% of the total outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCAR-SANN-0811
1.833456.105

Fidelity® Variable Insurance Products:
Materials Portfolio

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.75%
Actual		$ 1,000.00	$ 1,054.90	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Investor Class	.83%
Actual		$ 1,000.00	$ 1,054.10	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
E.I. du Pont de Nemours & Co.	8.2	6.8
Dow Chemical Co.	7.7	8.6
Freeport-McMoRan Copper & Gold, Inc.	5.1	8.0
Newmont Mining Corp.	4.4	3.3
Praxair, Inc.	4.2	4.8
Air Products & Chemicals, Inc.	3.5	4.0
PPG Industries, Inc.	3.3	0.0
The Mosaic Co.	3.0	2.6
Celanese Corp. Class A	2.3	2.4
Ball Corp.	2.2	1.4
	43.9
Top Industries (% of fund's net assets)
As of June 30, 2011
Chemicals	61.2%
Metals & Mining	27.1%
Containers & Packaging	6.3%
Food Products	1.0%
Real Estate Investment Trusts	0.7%
All Others*	3.7%

As of December 31, 2010
Chemicals	55.9%
Metals & Mining	31.1%
Containers & Packaging	5.9%
Oil, Gas & Consumable Fuels	1.7%
Construction Materials	1.2%
All Others*	4.2%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CHEMICALS - 61.2%
Commodity Chemicals - 4.1%
Arkema SA	11,400	$ 1,173,708
Celanese Corp. Class A	46,172	2,461,428
Grasim Industries Ltd.	3,607	177,715
TPC Group, Inc. (a)	5,633	220,926
Westlake Chemical Corp. (d)	7,707	399,993
		4,433,770
Diversified Chemicals - 24.7%
Ashland, Inc.	31,277	2,021,120
BASF AG	6,945	680,588
Cabot Corp.	19,906	793,652
Dow Chemical Co.	231,453	8,332,308
E.I. du Pont de Nemours & Co.	162,536	8,785,069
FMC Corp.	11,200	963,424
Lanxess AG	11,258	924,135
Olin Corp.	26,907	609,713
PPG Industries, Inc.	38,674	3,511,212
		26,621,221
Fertilizers & Agricultural Chemicals - 9.2%
CF Industries Holdings, Inc.	15,880	2,249,720
CVR Partners LP	28,600	642,356
Intrepid Potash, Inc. (a)(d)	17,100	555,750
Israel Chemicals Ltd.	16,500	261,828
Monsanto Co.	31,431	2,280,005
The Mosaic Co.	48,309	3,271,969
Uralkali JSC GDR (Reg. S)	13,200	594,000
		9,855,628
Industrial Gases - 8.9%
Air Products & Chemicals, Inc.	39,658	3,790,512
Airgas, Inc.	17,936	1,256,237
Praxair, Inc.	41,944	4,546,310
		9,593,059
Specialty Chemicals - 14.3%
Chemtura Corp. (a)	14,300	260,260
Cytec Industries, Inc.	11,200	640,528
Ecolab, Inc.	34,300	1,933,834
Innophos Holdings, Inc.	34,477	1,682,478
Innospec, Inc. (a)	19,498	655,328
Kraton Performance Polymers, Inc. (a)	40,837	1,599,585
LyondellBasell Industries NV Class A	51,359	1,978,349
OMNOVA Solutions, Inc. (a)	65,745	457,585
PolyOne Corp.	54,800	847,756
Rockwood Holdings, Inc. (a)	21,768	1,203,553
Sherwin-Williams Co.	24,642	2,066,725
W.R. Grace & Co. (a)	45,090	2,057,457
		15,383,438
TOTAL CHEMICALS		65,887,116

	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Environmental & Facility Services - 0.4%
Swisher Hygiene, Inc. (e)	9,270	$ 52,190
Swisher Hygiene, Inc. (e)	10,563	53,523
Swisher Hygiene, Inc. (Canada) (a)(d)	64,600	362,387
		468,100
CONSTRUCTION MATERIALS - 0.1%
Construction Materials - 0.1%
Prism Cement Ltd.	102,685	106,412
CONTAINERS & PACKAGING - 6.3%
Metal & Glass Containers - 4.9%
Aptargroup, Inc.	18,400	963,056
Ball Corp.	63,200	2,430,672
Greif, Inc. Class A	12,220	794,667
Silgan Holdings, Inc.	28,000	1,147,160
		5,335,555
Paper Packaging - 1.4%
Rock-Tenn Co. Class A	22,200	1,472,748
TOTAL CONTAINERS & PACKAGING		6,808,303
FOOD PRODUCTS - 1.0%
Agricultural Products - 1.0%
Archer Daniels Midland Co.	34,154	1,029,743
MACHINERY - 0.5%
Industrial Machinery - 0.5%
Pall Corp.	9,200	517,316
METALS & MINING - 27.1%
Diversified Metals & Mining - 12.1%
Anglo American PLC (United Kingdom)	21,469	1,063,817
BHP Billiton PLC	13,315	523,180
Copper Mountain Mining Corp. (a)	4,100	31,758
First Quantum Minerals Ltd.	6,500	947,771
Freeport-McMoRan Copper & Gold, Inc.	104,147	5,509,376
Gujarat NRE Coke Ltd.	170,751	185,175
HudBay Minerals, Inc.	46,700	697,304
Ivanhoe Mines Ltd. (a)	22,200	560,985
Kenmare Resources PLC (a)	171,100	161,876
MacArthur Coal Ltd.	71,580	840,627
Molycorp, Inc. (d)	9,200	561,752
Mongolian Mining Corp.	194,000	239,828
Walter Energy, Inc.	15,055	1,743,369
		13,066,818
Gold - 7.1%
AngloGold Ashanti Ltd. sponsored ADR	11,489	483,572
Kinross Gold Corp.	23,600	372,696
Newcrest Mining Ltd.	19,020	769,244
Newmont Mining Corp.	87,520	4,723,454
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - continued
Randgold Resources Ltd. sponsored ADR	6,385	$ 536,659
Royal Gold, Inc.	12,772	748,056
		7,633,681
Precious Metals & Minerals - 0.2%
Coeur d'Alene Mines Corp. (a)	6,271	152,134
Steel - 7.7%
Allegheny Technologies, Inc.	20,456	1,298,342
Carpenter Technology Corp.	33,700	1,943,816
Fortescue Metals Group Ltd.	98,629	671,700
Haynes International, Inc.	2,900	179,597
Reliance Steel & Aluminum Co.	32,835	1,630,258
Ternium SA sponsored ADR	23,260	686,868
United States Steel Corp. (d)	41,434	1,907,621
		8,318,202
TOTAL METALS & MINING		29,170,835
OIL, GAS & CONSUMABLE FUELS - 0.5%
Coal & Consumable Fuels - 0.5%
PT Bumi Resources Tbk	1,473,000	506,659
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Specialized REITs - 0.7%
Weyerhaeuser Co.	37,022	809,301
TOTAL COMMON STOCKS (Cost $88,050,907)		105,303,785
Convertible Bonds - 0.5%
Principal Amount
ELECTRICAL EQUIPMENT - 0.5%
Electrical Components & Equipment - 0.5%
Aspen Aerogels, Inc. 8% 6/1/14 (e) (Cost $569,500)	$ 569,500	569,500
Money Market Funds - 4.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	1,932,465	$ 1,932,465
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	2,898,450	2,898,450
TOTAL MONEY MARKET FUNDS (Cost $4,830,915)		4,830,915
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $93,451,322)		110,704,200
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(3,047,434)
NET ASSETS - 100%		$ 107,656,766
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $675,213 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 569,500
Swisher Hygiene, Inc.	3/22/11	$ 46,350
Swisher Hygiene, Inc.	4/15/11	$ 81,335
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,100
Fidelity Securities Lending Cash Central Fund	13,102
Total	$ 15,202
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 105,303,785	$ 104,549,367	$ 754,418	$ -
Convertible Bonds	569,500	-	569,500	-
Money Market Funds	4,830,915	4,830,915	-	-
Total Investments in Securities:	$ 110,704,200	$ 109,380,282	$ 1,323,918	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.0%
Canada	2.3%
Australia	2.1%
Netherlands	1.8%
United Kingdom	1.5%
Germany	1.4%
France	1.1%
Others (Individually Less Than 1%)	3.8%
100.0%
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $3,798,653 all of which will expire in fiscal 2016. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,872,965) - See accompanying schedule: Unaffiliated issuers (cost $88,620,407)	$ 105,873,285
Fidelity Central Funds (cost $4,830,915)	4,830,915
Total Investments (cost $93,451,322)		$ 110,704,200
Cash		16
Receivable for investments sold		1,524,359
Receivable for fund shares sold		30,377
Dividends receivable		114,794
Interest receivable		3,670
Distributions receivable from Fidelity Central Funds		1,974
Other receivables		2,247
Total assets		112,381,637

Liabilities
Payable for investments purchased	$ 1,665,540
Payable for fund shares redeemed	72,686
Accrued management fee	48,921
Other affiliated payables	13,889
Other payables and accrued expenses	25,385
Collateral on securities loaned, at value	2,898,450
Total liabilities		4,724,871

Net Assets		$ 107,656,766
Net Assets consist of:
Paid in capital		$ 88,658,937
Undistributed net investment income		499,485
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,246,019
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,252,325
Net Assets		$ 107,656,766

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($39,615,724 ÷ 2,902,717 shares)	$ 13.65

Investor Class: Net Asset Value, offering price and redemption price per share ($68,041,042 ÷ 4,988,756 shares)	$ 13.64

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 923,337
Interest		3,670
Income from Fidelity Central Funds		15,202
Total income		942,209

Expenses
Management fee	$ 311,538
Transfer agent fees	72,448
Accounting and security lending fees	22,217
Custodian fees and expenses	17,705
Independent trustees' compensation	276
Audit	22,728
Legal	64
Miscellaneous	372
Total expenses before reductions	447,348
Expense reductions	(4,624)	442,724
Net investment income (loss)		499,485
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,732,140
Foreign currency transactions	(5,124)
Total net realized gain (loss)		5,727,016
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $723)	(859,519)
Assets and liabilities in foreign currencies	(373)
Total change in net unrealized appreciation (depreciation)		(859,892)
Net gain (loss)		4,867,124
Net increase (decrease) in net assets resulting from operations		$ 5,366,609

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 499,485	$ 1,559,845
Net realized gain (loss)	5,727,016	4,677,306
Change in net unrealized appreciation (depreciation)	(859,892)	10,200,079
Net increase (decrease) in net assets resulting from operations	5,366,609	16,437,230
Distributions to shareholders from net investment income	-	(1,597,131)
Distributions to shareholders from net realized gain	-	(21,424)
Total distributions	-	(1,618,555)
Share transactions - net increase (decrease)	154,071	14,458,074
Redemption fees	26,221	42,650
Total increase (decrease) in net assets	5,546,901	29,319,399

Net Assets
Beginning of period	102,109,865	72,790,466
End of period (including undistributed net investment income of $499,485 and undistributed net investment income of $0 respectively)	$ 107,656,766	$ 102,109,865

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007 K
Selected Per-Share Data
Net asset value, beginning of period	$ 12.94	$ 10.25	$ 5.80	$ 11.13	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.25 H	.10 I	.07	.10 J
Net realized and unrealized gain (loss)	.65	2.66	4.42	(5.31)	1.20
Total from investment operations	.71	2.91	4.52	(5.24)	1.30
Distributions from net investment income	-	(.23)	(.08)	(.08)	(.07)
Distributions from net realized gain	-	- M	-	(.06)	(.11)
Total distributions	-	(.23)	(.08)	(.14)	(.18)
Redemption fees added to paid in capital E	- M	.01	.01	.05	.01
Net asset value, end of period	$ 13.65	$ 12.94	$ 10.25	$ 5.80	$ 11.13
Total Return B, C, D	5.49%	28.54%	78.09%	(46.88)%	13.12%
Ratios to Average Net Assets F, L
Expenses before reductions	.75% A	.79%	.82%	.88%	1.08% A
Expenses net of fee waivers, if any	.75% A	.78%	.82%	.88%	1.00% A
Expenses net of all reductions	.74% A	.77%	.81%	.88%	1.00% A
Net investment income (loss)	.94% A	2.31% H	1.27% I	.74%	1.31% A, J
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,616	$ 46,131	$ 34,218	$ 9,963	$ 13,730
Portfolio turnover rate G	115% A	115%	105%	171%	35% A

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .86%. I Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%. J Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%. K For the period April 24, 2007 (commencement of operations) to December 31, 2007. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007 K
Selected Per-Share Data
Net asset value, beginning of period	$ 12.94	$ 10.25	$ 5.80	$ 11.13	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.24 H	.10 I	.06	.09 J
Net realized and unrealized gain (loss)	.64	2.66	4.41	(5.31)	1.21
Total from investment operations	.70	2.90	4.51	(5.25)	1.30
Distributions from net investment income	-	(.22)	(.07)	(.07)	(.07)
Distributions from net realized gain	-	- M	-	(.06)	(.11)
Total distributions	-	(.22)	(.07)	(.13)	(.18)
Redemption fees added to paid in capital E	- M	.01	.01	.05	.01
Net asset value, end of period	$ 13.64	$ 12.94	$ 10.25	$ 5.80	$ 11.13
Total Return B, C, D	5.41%	28.45%	78.02%	(46.98)%	13.05%
Ratios to Average Net Assets F, L
Expenses before reductions	.83% A	.87%	.91%	.97%	1.20% A
Expenses net of fee waivers, if any	.83% A	.86%	.91%	.97%	1.15% A
Expenses net of all reductions	.82% A	.85%	.90%	.96%	1.15% A
Net investment income (loss)	.86% A	2.23% H	1.18% I	.65%	1.16% A, J
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,041	$ 55,979	$ 38,572	$ 7,844	$ 10,793
Portfolio turnover rate G	115% A	115%	105%	171%	35% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .78%. I Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .94%. J Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .88%. K For the period April 24, 2007 (commencement of operations) to December 31, 2007. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Materials Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 20,518,384
Gross unrealized depreciation	(3,738,655)
Net unrealized appreciation (depreciation) on securities and other investments	$ 16,779,729
Tax cost	$ 93,924,471

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December, 31, 2011.

Trading (Redemption) Fees. Shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $64,404,003 and $63,769,540, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	16,707
Investor Class	55,741
$ 72,448

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $894 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $164 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13,102. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4,624 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	-	768,995
Investor Class	-	828,136
Total	$ -	$ 1,597,131
From net realized gain
Initial Class	-	9,884
Investor Class	-	11,540
Total	$ -	$ 21,424

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	609,652	1,674,640	$ 8,118,879	$ 19,438,449
Reinvestment of distributions	-	61,964	-	778,878
Shares redeemed	(1,270,893)	(1,510,202)	(16,681,286)	(15,253,448)
Net increase (decrease)	(661,241)	226,402	$ (8,562,407)	$ 4,963,879
Investor Class
Shares sold	1,774,021	2,259,987	$ 23,537,879	$ 26,397,630
Reinvestment of distributions	-	66,823	-	839,676
Shares redeemed	(1,111,196)	(1,763,634)	(14,821,401)	(17,743,111)
Net increase (decrease)	662,825	563,176	$ 8,716,478	$ 9,494,195

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owner of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VMATP-SANN-0811
1.851002.104

Fidelity® Variable Insurance Products:
Real Estate Portfolio

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.70%
Actual		$ 1,000.00	$ 1,107.40	$ 3.66
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.51
Service Class	.80%
Actual		$ 1,000.00	$ 1,106.80	$ 4.18
Hypothetical A		$ 1,000.00	$ 1,020.83	$ 4.01
Service Class 2.95%
Actual		$ 1,000.00	$ 1,106.30	$ 4.96
Hypothetical A		$ 1,000.00	$ 1,020.08	$ 4.76
Investor Class	.79%
Actual		$ 1,000.00	$ 1,107.10	$ 4.13
Hypothetical A		$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	9.5	10.2
Public Storage	7.1	7.2
Prologis, Inc.	6.4	5.7
Ventas, Inc.	6.3	5.5
Boston Properties, Inc.	5.0	2.8
SL Green Realty Corp.	4.5	4.3
Alexandria Real Estate Equities, Inc.	3.9	3.5
Essex Property Trust, Inc.	3.9	3.1
Equity Residential (SBI)	3.5	3.1
Mid-America Apartment Communities, Inc.	3.3	3.2
	53.4
Top Five REIT Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Office Buildings	16.8	14.0
REITs - Apartments	15.4	15.1
REITs - Malls	15.4	15.5
REITs - Industrial Buildings	14.7	13.5
REITs - Health Care Facilities	10.9	10.8
Asset Allocation (% of fund's net assets)
As of June 30, 2011 *		As of December 31, 2010 **
	Stocks 98.0%		Stocks 98.2%
	Convertible Securities 0.0%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 2.0%		Short-Term Investments and Net Other Assets 1.6%
* Foreign investments	1.2%	** Foreign investments	1.3%

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Security & Alarm Services - 0.9%
The Geo Group, Inc. (a)	106,851	$ 2,460,779
HEALTH CARE PROVIDERS & SERVICES - 3.9%
Health Care Facilities - 3.9%
Brookdale Senior Living, Inc. (a)	151,900	3,683,575
Capital Senior Living Corp. (a)	133,144	1,236,908
Emeritus Corp. (a)	189,737	4,031,911
Sunrise Senior Living, Inc. (a)(d)	159,231	1,517,471
TOTAL HEALTH CARE FACILITIES		10,469,865
REAL ESTATE INVESTMENT TRUSTS - 89.5%
REITs - Apartments - 15.4%
AvalonBay Communities, Inc.	17,959	2,305,936
Camden Property Trust (SBI)	10,800	687,096
Education Realty Trust, Inc.	570,600	4,890,042
Equity Residential (SBI)	156,674	9,400,440
Essex Property Trust, Inc.	76,731	10,380,937
Mid-America Apartment Communities, Inc.	130,300	8,791,341
Post Properties, Inc.	120,460	4,909,950
TOTAL REITS - APARTMENTS		41,365,742
REITs - Factory Outlets - 0.1%
Tanger Factory Outlet Centers, Inc.	3,700	99,049
REITs - Health Care Facilities - 10.9%
HCP, Inc.	157,541	5,780,179
Health Care REIT, Inc. (d)	23,700	1,242,591
Healthcare Realty Trust, Inc.	249,900	5,155,437
Nationwide Health Properties, Inc.	3,100	128,371
Ventas, Inc.	320,915	16,915,430
TOTAL REITS - HEALTH CARE FACILITIES		29,222,008
REITs - Hotels - 6.1%
Chesapeake Lodging Trust	220,418	3,760,331
DiamondRock Hospitality Co.	405,948	4,355,822
Host Hotels & Resorts, Inc.	189,730	3,215,924
Summit Hotel Properties, Inc.	62,160	705,516
Sunstone Hotel Investors, Inc. (a)	466,532	4,324,752
TOTAL REITS - HOTELS		16,362,345
REITs - Industrial Buildings - 14.7%
DCT Industrial Trust, Inc.	398,700	2,085,201
Prologis, Inc.	479,614	17,189,366
Public Storage	167,989	19,152,426
Stag Industrial, Inc.	85,300	1,044,925
TOTAL REITS - INDUSTRIAL BUILDINGS		39,471,918

	Shares	Value
REITs - Malls - 15.4%
CBL & Associates Properties, Inc.	407,644	$ 7,390,586
Simon Property Group, Inc.	219,261	25,484,703
The Macerich Co.	157,959	8,450,807
TOTAL REITS - MALLS		41,326,096
REITs - Management/Investment - 3.3%
Digital Realty Trust, Inc. (d)	137,254	8,479,552
Lexington Corporate Properties Trust	38,000	346,940
TOTAL REITS - MANAGEMENT/INVESTMENT		8,826,492
REITs - Office Buildings - 16.8%
Alexandria Real Estate Equities, Inc.	135,662	10,502,952
Boston Properties, Inc.	127,292	13,513,319
Brandywine Realty Trust (SBI)	227,369	2,635,207
Douglas Emmett, Inc.	85,687	1,704,314
Highwoods Properties, Inc. (SBI)	137,193	4,545,204
Parkway Properties, Inc.	12,200	208,132
SL Green Realty Corp.	146,600	12,148,742
TOTAL REITS - OFFICE BUILDINGS		45,257,870
REITs - Shopping Centers - 6.8%
Acadia Realty Trust (SBI)	256,936	5,223,509
Developers Diversified Realty Corp.	52,700	743,070
Excel Trust, Inc.	99,862	1,101,478
Glimcher Realty Trust	90,199	856,891
Kimco Realty Corp.	181,296	3,379,357
Kite Realty Group Trust	219,515	1,093,185
Vornado Realty Trust	63,539	5,920,564
TOTAL REITS - SHOPPING CENTERS		18,318,054
TOTAL REAL ESTATE INVESTMENT TRUSTS		240,249,574
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.7%
Diversified Real Estate Activities - 0.6%
The St. Joe Co. (a)(d)	79,475	1,656,259
Real Estate Operating Companies - 2.3%
Brookfield Properties Corp.	163,790	3,164,048
Forest City Enterprises, Inc. Class A (a)	154,500	2,884,515
TOTAL REAL ESTATE OPERATING COMPANIES		6,048,563
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - CONTINUED
Real Estate Services - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	45,516	$ 1,142,907
Jones Lang LaSalle, Inc.	11,700	1,103,310
TOTAL REAL ESTATE SERVICES		2,246,217
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		9,951,039
TOTAL COMMON STOCKS (Cost $205,822,506)		263,131,257
Convertible Preferred Stocks - 0.0%

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
Real Estate Services - 0.0%
Grubb & Ellis Co. 12.00% (e) (Cost $270,000)	2,700	134,163
Money Market Funds - 7.3%

Fidelity Cash Central Fund, 0.11% (b)	7,033,894	7,033,894
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	12,451,600	12,451,600
TOTAL MONEY MARKET FUNDS (Cost $19,485,494)		19,485,494
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $225,578,000)		282,750,914
NET OTHER ASSETS (LIABILITIES) - (5.3)%		(14,150,102)
NET ASSETS - 100%		$ 268,600,812
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $134,163 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,416
Fidelity Securities Lending Cash Central Fund	125,350
Total	$ 130,766
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 263,131,257	$ 263,131,257	$ -	$ -
Convertible Preferred Stocks	134,163	-	134,163	-
Money Market Funds	19,485,494	19,485,494	-	-
Total Investments in Securities:	$ 282,750,914	$ 282,616,751	$ 134,163	$ -
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $15,606,914 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,110,898) - See accompanying schedule: Unaffiliated issuers (cost $206,092,506)	$ 263,265,420
Fidelity Central Funds (cost $19,485,494)	19,485,494
Total Investments (cost $225,578,000)		$ 282,750,914
Cash		6,087
Foreign currency held at value (cost $13,357)		13,357
Receivable for investments sold		556,354
Receivable for fund shares sold		242,233
Dividends receivable		555,708
Distributions receivable from Fidelity Central Funds		24,769
Other receivables		7,320
Total assets		284,156,742

Liabilities
Payable for investments purchased	$ 1,090,702
Payable for fund shares redeemed	1,803,408
Accrued management fee	122,155
Distribution and service plan fees payable	24,995
Other affiliated payables	28,863
Other payables and accrued expenses	34,207
Collateral on securities loaned, at value	12,451,600
Total liabilities		15,555,930

Net Assets		$ 268,600,812
Net Assets consist of:
Paid in capital		$ 221,512,261
Undistributed net investment income		881,436
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,965,799)
Net unrealized appreciation (depreciation) on investments		57,172,914
Net Assets		$ 268,600,812

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($61,411,351 ÷ 3,943,450 shares)	$ 15.57

Service Class: Net Asset Value, offering price and redemption price per share ($753,743 ÷ 48,502 shares)	$ 15.54

Service Class 2: Net Asset Value, offering price and redemption price per share ($120,782,517 ÷ 7,844,976 shares)	$ 15.40

Investor Class: Net Asset Value, offering price and redemption price per share ($85,653,201 ÷ 5,521,645 shares)	$ 15.51

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)
Investment Income
Dividends		$ 2,489,324
Interest		2,314
Income from Fidelity Central Funds		130,766
Total income		2,622,404

Expenses
Management fee	$ 701,289
Transfer agent fees	126,677
Distribution and service plan fees	144,059
Accounting and security lending fees	50,300
Custodian fees and expenses	15,901
Independent trustees' compensation	618
Audit	22,264
Legal	137
Miscellaneous	1,162
Total expenses before reductions	1,062,407
Expense reductions	(7,737)	1,054,670
Net investment income (loss)		1,567,734
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,348,149
Foreign currency transactions	(469)
Total net realized gain (loss)		7,347,680
Change in net unrealized appreciation (depreciation) on investment securities		15,900,328
Net gain (loss)		23,248,008
Net increase (decrease) in net assets resulting from operations		$ 24,815,742

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,567,734	$ 1,643,043
Net realized gain (loss)	7,347,680	5,424,260
Change in net unrealized appreciation (depreciation)	15,900,328	34,601,498
Net increase (decrease) in net assets resultingfrom operations	24,815,742	41,668,801
Distributions to shareholders from net investment income	-	(2,468,435)
Share transactions - net increase (decrease)	22,689,946	95,325,522
Total increase (decrease) in net assets	47,505,688	134,525,888

Net Assets
Beginning of period	221,095,124	86,569,236
End of period (including undistributed net investment income of $881,436 and distributions in excess of net investment income of $686,298, respectively)	$ 268,600,812	$ 221,095,124

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 14.06	$ 10.93	$ 8.13	$ 14.38	$ 22.74	$ 18.48
Income from Investment Operations
Net investment income (loss) E	.10	.15	.24	.33	.27	.38
Net realized and unrealized gain (loss)	1.41	3.16	2.80	(6.06)	(4.15)	6.23
Total from investment operations	1.51	3.31	3.04	(5.73)	(3.88)	6.61
Distributions from net investment income	-	(.18)	(.24)	(.36)	(.36)	(.33)
Distributions from net realized gain	-	-	-	(.16)	(4.12)	(2.02)
Total distributions	-	(.18)	(.24)	(.52)	(4.48)	(2.35)
Net asset value, end of period	$ 15.57	$ 14.06	$ 10.93	$ 8.13	$ 14.38	$ 22.74
Total Return B,C,D	10.74%	30.42%	37.69%	(39.87)%	(17.72)%	36.71%
Ratios to Average Net Assets F,H
Expenses before reductions	.70% A	.73%	.80%	.76%	.74%	.72%
Expenses net of fee waivers, if any	.70% A	.73%	.80%	.76%	.74%	.72%
Expenses net of all reductions	.70% A	.72%	.80%	.76%	.74%	.71%
Net investment income (loss)	1.38% A	1.22%	3.01%	2.51%	1.21%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,411	$ 56,893	$ 41,714	$ 32,918	$ 68,401	$ 205,802
Portfolio turnover rate G	54% A	64%	94%	87%	102%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 14.04	$ 10.91	$ 8.11	$ 14.33	$ 22.69	$ 18.44
Income from Investment Operations
Net investment income (loss) E	.10	.14	.23	.32	.24	.35
Net realized and unrealized gain (loss)	1.40	3.15	2.80	(6.04)	(4.13)	6.22
Total from investment operations	1.50	3.29	3.03	(5.72)	(3.89)	6.57
Distributions from net investment income	-	(.16)	(.23)	(.34)	(.35)	(.30)
Distributions from net realized gain	-	-	-	(.16)	(4.12)	(2.02)
Total distributions	-	(.16)	(.23)	(.50)	(4.47)	(2.32)
Net asset value, end of period	$ 15.54	$ 14.04	$ 10.91	$ 8.11	$ 14.33	$ 22.69
Total Return B,C,D	10.68%	30.30%	37.62%	(39.95)%	(17.80)%	36.61%
Ratios to Average Net Assets F,H
Expenses before reductions	.80% A	.83%	.90%	.86%	.83%	.82%
Expenses net of fee waivers, if any	.80% A	.83%	.90%	.86%	.83%	.82%
Expenses net of all reductions	.80% A	.82%	.89%	.85%	.83%	.81%
Net investment income (loss)	1.28% A	1.12%	2.91%	2.41%	1.12%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 754	$ 793	$ 1,051	$ 1,385	$ 3,543	$ 4,311
Portfolio turnover rate G	54% A	64%	94%	87%	102%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.92	$ 10.84	$ 8.07	$ 14.28	$ 22.62	$ 18.40
Income from Investment Operations
Net investment income (loss) E	.08	.12	.23	.28	.21	.32
Net realized and unrealized gain (loss)	1.40	3.13	2.76	(5.99)	(4.11)	6.19
Total from investment operations	1.48	3.25	2.99	(5.71)	(3.90)	6.51
Distributions from net investment income	-	(.17)	(.22)	(.34)	(.32)	(.27)
Distributions from net realized gain	-	-	-	(.16)	(4.12)	(2.02)
Total distributions	-	(.17)	(.22)	(.50)	(4.44)	(2.29)
Net asset value, end of period	$ 15.40	$ 13.92	$ 10.84	$ 8.07	$ 14.28	$ 22.62
Total Return B,C,D	10.63%	30.09%	37.40%	(40.06)%	(17.91)%	36.35%
Ratios to Average Net Assets F,H
Expenses before reductions	.95% A	.98%	1.07%	1.03%	.98%	.97%
Expenses net of fee waivers, if any	.95% A	.97%	1.07%	1.03%	.98%	.97%
Expenses net of all reductions	.94% A	.96%	1.06%	1.03%	.98%	.96%
Net investment income (loss)	1.13% A	.97%	2.74%	2.24%	.97%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 120,783	$ 101,038	$ 9,878	$ 2,864	$ 3,558	$ 4,284
Portfolio turnover rate G	54% A	64%	94%	87%	102%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 14.01	$ 10.90	$ 8.11	$ 14.34	$ 22.69	$ 18.46
Income from Investment Operations
Net investment income (loss) E	.10	.14	.24	.31	.24	.35
Net realized and unrealized gain (loss)	1.40	3.14	2.78	(6.03)	(4.13)	6.22
Total from investment operations	1.50	3.28	3.02	(5.72)	(3.89)	6.57
Distributions from net investment income	-	(.17)	(.23)	(.35)	(.34)	(.32)
Distributions from net realized gain	-	-	-	(.16)	(4.12)	(2.02)
Total distributions	-	(.17)	(.23)	(.51)	(4.46)	(2.34)
Net asset value, end of period	$ 15.51	$ 14.01	$ 10.90	$ 8.11	$ 14.34	$ 22.69
Total Return B,C,D	10.71%	30.25%	37.57%	(39.91)%	(17.83)%	36.53%
Ratios to Average Net Assets F,H
Expenses before reductions	.79% A	.82%	.90%	.85%	.85%	.85%
Expenses net of fee waivers, if any	.79% A	.81%	.90%	.85%	.85%	.85%
Expenses net of all reductions	.78% A	.80%	.89%	.85%	.85%	.85%
Net investment income (loss)	1.30% A	1.13%	2.91%	2.42%	1.10%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 85,653	$ 62,371	$ 33,926	$ 22,711	$ 31,632	$ 50,198
Portfolio turnover rate G	54% A	64%	94%	87%	102%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Real Estate Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 63,087,422
Gross unrealized depreciation	(7,530,100)
Net unrealized appreciation (depreciation) on securities and other investments	$ 55,557,322
Tax cost	$ 227,193,592

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $90,391,742 and $66,694,125, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 391
Service Class 2	143,668
$ 144,059

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 23,395
Service Class	300
Service Class 2	42,245
Investor Class	60,737
$ 126,677

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,268 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $397 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $5,560,200. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $125,350, including $4,976 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7,727 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ -	$ 709,586
Service Class	-	10,202
Service Class 2	-	1,025,592
Investor Class	-	723,055
Total	$ -	$ 2,468,435

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	434,031	1,702,146	$ 6,528,497	$ 21,466,837
Reinvestment of distributions	-	54,676	-	709,586
Shares redeemed	(536,932)	(1,525,235)	(8,096,786)	(18,550,051)
Net increase (decrease)	(102,901)	231,587	$ (1,568,289)	$ 3,626,372
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	-	811	-	10,202
Shares redeemed	(7,968)	(40,685)	(118,584)	(503,857)
Net increase (decrease)	(7,968)	(39,874)	$ (118,584)	$ (493,655)

Semiannual Report

11. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Service Class 2
Shares sold	1,671,129	7,627,300	$ 24,698,085	$ 90,519,353
Reinvestment of distributions	-	77,314	-	1,025,592
Shares redeemed	(1,085,790)	(1,356,033)	(16,253,589)	(16,978,350)
Net increase (decrease)	585,339	6,348,581	$ 8,444,496	$ 74,566,595
Investor Class
Shares sold	1,344,846	2,227,709	$ 20,047,243	$ 28,497,534
Reinvestment of distributions	-	55,531	-	723,055
Shares redeemed	(274,722)	(943,977)	(4,114,920)	(11,594,379)
Net increase (decrease)	1,070,124	1,339,263	$ 15,932,323	$ 17,626,210

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 54% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 43% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPRE-SANN-0811
1.787989.108

Fidelity® Variable Insurance Products:
Technology Portfolio

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.71%
Actual		$ 1,000.00	$ 1,029.90	$ 3.57
Hypothetical A		$ 1,000.00	$ 1,021.27	$ 3.56
Investor Class	.80%
Actual		$ 1,000.00	$ 1,030.00	$ 4.03
Hypothetical A		$ 1,000.00	$ 1,020.83	$ 4.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	8.6	14.1
Oracle Corp.	5.9	2.4
Google, Inc. Class A	3.6	6.6
salesforce.com, Inc.	3.3	1.8
EMC Corp.	3.0	2.3
Accenture PLC Class A	2.8	1.1
Amazon.com, Inc.	2.2	0.3
Cognizant Technology Solutions Corp. Class A	1.8	0.7
International Business Machines Corp.	1.5	0.0
SanDisk Corp.	1.4	1.3
	34.1
Top Industries (% of fund's net assets)
As of June 30, 2011
Software	30.0%
Computers & Peripherals	14.9%
IT Services	11.4%
Semiconductors & Semiconductor Equipment	11.1%
Internet Software & Services	10.3%
All Others*	22.3%

As of December 31, 2010
Computers & Peripherals	22.1%
Software	19.3%
Semiconductors & Semiconductor Equipment	17.6%
Internet Software & Services	11.9%
Communications Equipment	8.6%
All Others*	20.5%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
AUTOMOBILES - 0.1%
Automobile Manufacturers - 0.1%
Tesla Motors, Inc. (a)	6,800	$ 198,084
CHEMICALS - 0.0%
Commodity Chemicals - 0.0%
STR Holdings, Inc. (a)(d)	1,300	19,396
COMMUNICATIONS EQUIPMENT - 6.1%
Communications Equipment - 6.1%
Acme Packet, Inc. (a)	5,900	413,767
Alcatel-Lucent SA sponsored ADR (a)	115,300	665,281
Aruba Networks, Inc. (a)	3,500	103,425
Brocade Communications Systems, Inc. (a)	91,400	590,444
China Wireless Technologies Ltd.	48,000	9,623
Ciena Corp. (a)	50,700	931,866
Cisco Systems, Inc.	117,037	1,826,948
Comverse Technology, Inc. (a)	12,970	100,518
F5 Networks, Inc. (a)	118	13,010
Finisar Corp. (a)	32,600	587,778
HTC Corp.	3,850	129,142
Infinera Corp. (a)	13,800	95,358
JDS Uniphase Corp. (a)	47,500	791,350
Juniper Networks, Inc. (a)	5,800	182,700
Mitel Networks, Inc. (a)	2,300	10,074
Motorola Mobility Holdings, Inc.	3,875	85,405
NETGEAR, Inc. (a)	5,700	249,204
Oclaro, Inc. (a)	18,500	124,320
Polycom, Inc. (a)	17,200	1,105,960
QUALCOMM, Inc.	25,134	1,427,360
Riverbed Technology, Inc. (a)	9,400	372,146
Sandvine Corp. (a)	100,288	234,990
Sandvine Corp. (U.K.) (a)	252,300	604,327
ShoreTel, Inc. (a)	9,900	100,980
Sonus Networks, Inc. (a)	5,300	17,172
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	51,500	740,570
		11,513,718
COMPUTERS & PERIPHERALS - 14.9%
Computer Hardware - 9.8%
Apple, Inc. (a)	48,345	16,227,966
Hewlett-Packard Co.	53,217	1,937,099
Stratasys, Inc. (a)(d)	13,110	441,807
		18,606,872
Computer Storage & Peripherals - 5.1%
EMC Corp. (a)	203,600	5,609,180
Gemalto NV	10,832	518,026
Intevac, Inc. (a)	1,500	15,315
NetApp, Inc. (a)	9,500	501,410
SanDisk Corp. (a)	63,819	2,648,489
Seagate Technology	6,100	98,576

	Shares	Value
Smart Technologies, Inc. Class A (a)	11,200	$ 63,840
Western Digital Corp. (a)	6,800	247,384
		9,702,220
TOTAL COMPUTERS & PERIPHERALS		28,309,092
CONSUMER FINANCE - 0.2%
Consumer Finance - 0.2%
Discover Financial Services	14,200	379,850
Netspend Holdings, Inc.	700	7,000
		386,850
DIVERSIFIED CONSUMER SERVICES - 1.4%
Education Services - 1.4%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	23,300	2,603,076
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
A123 Systems, Inc. (a)	500	2,660
Acuity Brands, Inc.	316	17,626
		20,286
ELECTRONIC EQUIPMENT & COMPONENTS - 3.1%
Electronic Components - 2.1%
Aeroflex Holding Corp.	10,900	197,835
Amphenol Corp. Class A	300	16,197
AU Optronics Corp. sponsored ADR (a)	24,000	165,120
AVX Corp.	6,500	99,060
Cando Corp. (a)	210,734	178,548
Chimei Innolux Corp. (a)	96,000	68,337
Corning, Inc.	102,600	1,862,190
DTS, Inc. (a)	400	16,220
E Ink Holdings, Inc. GDR (a)(e)	1,000	18,716
LG Display Co. Ltd. sponsored ADR	6,700	94,135
Omron Corp.	7,700	214,071
Universal Display Corp. (a)	13,600	477,224
Vishay Intertechnology, Inc. (a)	25,500	383,520
Wintek Corp. (a)	28,000	37,092
Young Fast Optoelectron Co. Ltd.	14,000	87,018
		3,915,283
Electronic Equipment & Instruments - 0.2%
Chroma ATE, Inc.	81,678	259,228
Comverge, Inc. (a)	1,211	3,597
Itron, Inc. (a)	400	19,264
National Instruments Corp.	3,355	99,610
Vishay Precision Group, Inc. (a)	1,178	19,885
		401,584
Electronic Manufacturing Services - 0.3%
Jabil Circuit, Inc.	1,000	20,200
KEMET Corp. (a)	25,800	368,682
Multi-Fineline Electronix, Inc. (a)	411	8,882
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Manufacturing Services - continued
TE Connectivity Ltd.	600	$ 22,056
Trimble Navigation Ltd. (a)	3,185	126,253
		546,073
Technology Distributors - 0.5%
Anixter International, Inc.	300	19,602
Arrow Electronics, Inc. (a)	9,700	402,550
Digital China Holdings Ltd. (H Shares)	295,000	477,656
Supreme Electronics Co. Ltd.	13,000	9,796
VST Holdings Ltd. (a)	270,000	59,678
WPG Holding Co. Ltd.	12,896	21,808
		991,090
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		5,854,030
HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
Health Care Equipment - 0.3%
Biosensors International Group Ltd. (a)	466,000	489,408
China Medical Technologies, Inc. sponsored ADR (a)(d)	300	2,313
Mingyuan Medicare Development Co. Ltd.	200,000	14,650
		506,371
Health Care Supplies - 0.3%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	424,000	611,338
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,117,709
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
athenahealth, Inc. (a)	100	4,110
HOTELS, RESTAURANTS & LEISURE - 0.6%
Hotels, Resorts & Cruise Lines - 0.6%
Ctrip.com International Ltd. sponsored ADR (a)	27,800	1,197,624
HOUSEHOLD DURABLES - 0.3%
Consumer Electronics - 0.1%
Skyworth Digital Holdings Ltd.	349,728	209,879
Sony Corp. sponsored ADR	500	13,195
		223,074
Household Appliances - 0.2%
Haier Electronics Group Co. Ltd. (a)	178,000	220,963
Techtronic Industries Co. Ltd.	146,500	174,894
		395,857
TOTAL HOUSEHOLD DURABLES		618,931

	Shares	Value
INTERNET & CATALOG RETAIL - 2.5%
Internet Retail - 2.5%
Amazon.com, Inc. (a)	20,600	$ 4,212,494
E-Commerce China Dangdang, Inc. ADR	700	8,113
MakeMyTrip Ltd.	3,400	83,300
Priceline.com, Inc. (a)	988	505,787
		4,809,694
INTERNET SOFTWARE & SERVICES - 10.3%
Internet Software & Services - 10.3%
21Vianet Group, Inc. ADR	5,300	72,822
Alibaba.com Ltd.	100,000	159,347
Baidu.com, Inc. sponsored ADR (a)	9,600	1,345,248
China Finance Online Co. Ltd. ADR (a)	16,800	60,312
ChinaCache International Holdings Ltd. sponsored ADR (d)	10,000	92,600
Constant Contact, Inc. (a)	9,500	241,110
Cornerstone Ondemand, Inc.	5,400	95,310
DealerTrack Holdings, Inc. (a)	1,500	34,425
eBay, Inc. (a)	76,200	2,458,974
Facebook, Inc. Class B (a)(f)	9,689	242,225
Google, Inc. Class A (a)	13,300	6,734,854
IntraLinks Holdings, Inc.	9,900	171,072
Kakaku.com, Inc.	98	688,950
LinkedIn Corp. (a)(d)	400	36,036
LivePerson, Inc. (a)(d)	8,800	124,432
LogMeIn, Inc. (a)	6,691	258,072
MediaMind Technologies, Inc. (a)	6,800	149,192
Mercadolibre, Inc.	9,100	721,994
Open Text Corp. (a)	4,200	269,272
OpenTable, Inc. (a)	2,200	182,864
Opera Software ASA	39,900	250,743
Phoenix New Media Ltd. ADR	29,400	263,718
Qihoo 360 Technology Co. Ltd. ADR (d)	200	3,882
Rackspace Hosting, Inc. (a)	22,200	948,828
Renren, Inc. ADR	1,500	13,275
Responsys, Inc.	400	7,092
RightNow Technologies, Inc. (a)	3,400	110,160
SINA Corp. (a)	12,900	1,342,890
SouFun Holdings Ltd. ADR	4,980	102,887
VeriSign, Inc.	8,900	297,794
VistaPrint Ltd. (a)	4,100	196,185
Vocus, Inc. (a)	15,000	459,150
XO Group, Inc. (a)	67,700	673,615
Yahoo!, Inc. (a)	30,200	454,208
YouKu.com, Inc. ADR (a)(d)	10,500	360,675
		19,624,213
IT SERVICES - 11.4%
Data Processing & Outsourced Services - 3.4%
Fidelity National Information Services, Inc.	36,100	1,111,519
Fiserv, Inc. (a)	26,300	1,647,169
MasterCard, Inc. Class A	8,000	2,410,720
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
Data Processing & Outsourced Services - continued
Paychex, Inc.	6,100	$ 187,392
Syntel, Inc.	2,000	118,240
Teletech Holdings, Inc. (a)	4,994	105,274
Visa, Inc. Class A	11,600	977,416
		6,557,730
IT Consulting & Other Services - 8.0%
Accenture PLC Class A	88,767	5,363,302
Atos Origin SA	19,927	1,125,949
Camelot Information Systems, Inc. ADR	10,500	156,975
China Information Technology, Inc. (a)	83	173
Cognizant Technology Solutions Corp. Class A (a)	45,900	3,366,306
Digital Garage, Inc. (a)	153	624,581
hiSoft Technology International Ltd. ADR (a)	2,500	36,625
iGate Corp.	1,200	19,584
International Business Machines Corp.	16,300	2,796,265
Lionbridge Technologies, Inc. (a)	158,200	503,076
Teradata Corp. (a)	15,700	945,140
Virtusa Corp. (a)	10,000	189,500
		15,127,476
TOTAL IT SERVICES		21,685,206
LEISURE EQUIPMENT & PRODUCTS - 0.0%
Photographic Products - 0.0%
Eastman Kodak Co. (a)(d)	20,300	72,674
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. (a)	500	25,555
MACHINERY - 0.2%
Industrial Machinery - 0.2%
Fanuc Corp.	1,400	234,054
Shin Zu Shing Co. Ltd.	3,515	7,543
Sunpower Group Ltd.	655,000	194,639
		436,236
MEDIA - 1.9%
Advertising - 1.5%
AirMedia Group, Inc. ADR (a)	9,400	30,080
Dentsu, Inc.	6,000	177,559
Focus Media Holding Ltd. ADR (a)(d)	59,430	1,848,273
ReachLocal, Inc. (a)(d)	30,100	626,983
VisionChina Media, Inc. ADR (a)(d)	30,500	86,315
		2,769,210
Cable & Satellite - 0.3%
DISH Network Corp. Class A (a)	17,500	536,725
Movies & Entertainment - 0.1%
IMAX Corp. (a)	5,900	191,337

	Shares	Value
Publishing - 0.0%
Next Media Ltd. (a)	400,000	$ 44,206
TOTAL MEDIA		3,541,478
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	700	247
OFFICE ELECTRONICS - 0.1%
Office Electronics - 0.1%
Canon, Inc.	2,000	95,109
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Services - 0.1%
China Real Estate Information Corp. ADR (a)(d)	21,800	155,652
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.1%
Semiconductor Equipment - 1.7%
Amkor Technology, Inc. (a)	32,695	201,728
Applied Materials, Inc.	7,000	91,070
ASM International NV unit	9,200	363,860
ASML Holding NV	2,600	96,096
Axcelis Technologies, Inc. (a)	124,800	204,672
centrotherm photovoltaics AG	500	22,153
Cymer, Inc. (a)	18,100	896,131
GCL-Poly Energy Holdings Ltd.	68,000	35,216
KLA-Tencor Corp.	1,000	40,480
Lam Research Corp. (a)	18,700	828,036
LTX-Credence Corp. (a)	2,538	22,690
MEMC Electronic Materials, Inc. (a)	8,700	74,211
Novellus Systems, Inc. (a)	1,100	39,754
Roth & Rau AG (a)	700	21,634
Teradyne, Inc. (a)	6,500	96,200
Tessera Technologies, Inc. (a)	4,100	70,274
		3,104,205
Semiconductors - 9.4%
Altera Corp.	10,300	477,405
Applied Micro Circuits Corp. (a)	7,200	63,792
ARM Holdings PLC sponsored ADR	4,600	130,778
Atmel Corp. (a)	5,300	74,571
Avago Technologies Ltd.	5,100	193,800
Broadcom Corp. Class A	52,200	1,756,008
Canadian Solar, Inc. (a)(d)	56,800	653,200
Cavium, Inc. (a)	2,291	99,865
CSR PLC	17,600	87,450
Cypress Semiconductor Corp.	5,600	118,384
Diodes, Inc. (a)	3,600	93,960
Energy Conversion Devices, Inc. (a)(d)	2,100	2,478
Fairchild Semiconductor International, Inc. (a)	13,200	220,572
First Solar, Inc. (a)(d)	8,986	1,188,578
Freescale Semiconductor Holdings I Ltd.	13,300	244,587
Gintech Energy Corp.	31,000	75,889
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Global Unichip Corp.	4,994	$ 19,682
Hanwha Solarone Co. Ltd. ADR (a)(d)	33,100	211,178
Hittite Microwave Corp. (a)	321	19,873
Hynix Semiconductor, Inc.	3,730	87,569
Inphi Corp.	16,500	287,100
Intel Corp.	600	13,296
International Rectifier Corp. (a)	12,000	335,640
Intersil Corp. Class A	21,600	277,560
JA Solar Holdings Co. Ltd. ADR (a)	237,800	1,319,790
Jinkosolar Holdings Co. Ltd. ADR (a)(d)	65,600	1,739,712
MagnaChip Semiconductor Corp.	13,700	157,824
Marvell Technology Group Ltd. (a)	96,695	1,427,702
Micron Technology, Inc. (a)	75,000	561,000
Microsemi Corp. (a)	900	18,450
Monolithic Power Systems, Inc. (a)	12,100	186,582
Motech Industries, Inc.	11,000	42,398
Neo Solar Power Corp. (a)	20,000	37,294
Netlogic Microsystems, Inc. (a)	2,700	109,134
NVIDIA Corp. (a)	142,500	2,270,738
NXP Semiconductors NV	7,400	197,802
Power Integrations, Inc.	5,314	204,217
Radiant Opto-Electronics Corp.	2,352	7,579
Rambus, Inc. (a)	11,300	165,884
RDA Microelectronics, Inc. sponsored ADR	7,500	67,425
Silicon Laboratories, Inc. (a)	4,700	193,922
Spreadtrum Communications, Inc. ADR (d)	10,940	172,414
SunPower Corp. Class B (a)	364	6,053
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	35,300	277,811
Texas Instruments, Inc.	700	22,981
Trina Solar Ltd. (a)(d)	60,000	1,345,200
Volterra Semiconductor Corp. (a)	2,000	49,320
Xilinx, Inc.	9,600	350,112
Yingli Green Energy Holding Co. Ltd. ADR (a)(d)	15,900	146,439
YoungTek Electronics Corp.	17,170	59,323
		17,870,321
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		20,974,526
SOFTWARE - 30.0%
Application Software - 19.4%
Adobe Systems, Inc. (a)	38,400	1,207,680
ANSYS, Inc. (a)	12,500	683,375
AsiaInfo-Linkage, Inc. (a)(d)	108,200	1,791,792
Aspen Technology, Inc. (a)	53,800	924,284
Autodesk, Inc. (a)	28,700	1,107,820
AutoNavi Holdings Ltd. ADR	8,900	132,165
Autonomy Corp. PLC (a)	35,000	958,848

	Shares	Value
Blackboard, Inc. (a)	9,300	$ 403,527
BroadSoft, Inc. (a)(d)	27,400	1,044,762
Cadence Design Systems, Inc. (a)	21,400	225,984
Citrix Systems, Inc. (a)	28,100	2,248,000
Compuware Corp. (a)	19,200	187,392
Concur Technologies, Inc. (a)(d)	31,800	1,592,226
Convio, Inc. (a)	33,200	358,892
Descartes Systems Group, Inc. (a)	78,200	561,931
Informatica Corp. (a)	38,300	2,237,869
Intuit, Inc. (a)	48,100	2,494,466
JDA Software Group, Inc. (a)	643	19,862
Kenexa Corp. (a)	4,200	100,716
Kingdee International Software Group Co. Ltd.	1,884,400	1,012,213
Longtop Financial Technologies Ltd. ADR (a)	22,700	42,971
Magma Design Automation, Inc. (a)	54,000	431,460
Manhattan Associates, Inc. (a)	2,888	99,463
Micro Focus International PLC	33,400	179,733
MicroStrategy, Inc. Class A (a)	6,501	1,057,583
Nuance Communications, Inc. (a)	44,400	953,268
Parametric Technology Corp. (a)	88,568	2,030,864
Pegasystems, Inc. (d)	18,600	865,830
QLIK Technologies, Inc.	15,500	527,930
Quest Software, Inc. (a)	4,400	100,012
RealPage, Inc.	3,300	87,351
salesforce.com, Inc. (a)	41,500	6,182,670
SolarWinds, Inc. (a)	32,000	836,480
SuccessFactors, Inc. (a)	31,500	926,100
Synopsys, Inc. (a)	8,100	208,251
Taleo Corp. Class A (a)	22,900	847,987
TeleNav, Inc. (a)	5,100	90,423
TIBCO Software, Inc. (a)	22,200	644,244
Ultimate Software Group, Inc. (a)	9,000	489,870
VanceInfo Technologies, Inc. ADR (a)(d)	31,400	725,654
Verint Systems, Inc. (a)	3,100	114,824
		36,736,772
Home Entertainment Software - 0.3%
NCsoft Corp.	1,080	294,545
Perfect World Co. Ltd. sponsored ADR Class B (a)	4,500	84,420
RealD, Inc. (d)	9,800	229,222
Rosetta Stone, Inc. (a)(d)	1,100	17,754
		625,941
Systems Software - 10.3%
Ariba, Inc. (a)	52,092	1,795,611
BMC Software, Inc. (a)	3,500	191,450
Check Point Software Technologies Ltd. (a)	10,600	602,610
CommVault Systems, Inc. (a)	35,300	1,569,085
Fortinet, Inc. (a)	23,400	638,586
Insyde Software Corp.	5,823	32,048
Microsoft Corp.	925	24,050
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Systems Software - continued
NetSuite, Inc. (a)	2,900	$ 113,680
Oracle Corp.	339,000	11,156,490
Red Hat, Inc. (a)	2,400	110,160
Rovi Corp. (a)	6,719	385,402
Symantec Corp. (a)	1,100	21,692
Totvs SA	14,700	271,193
VMware, Inc. Class A (a)	26,200	2,626,026
		19,538,083
TOTAL SOFTWARE		56,900,796
WIRELESS TELECOMMUNICATION SERVICES - 1.9%
Wireless Telecommunication Services - 1.9%
American Tower Corp. Class A (a)	25,100	1,313,483
Crown Castle International Corp. (a)	25,400	1,036,066
SBA Communications Corp. Class A (a)	27,800	1,061,682
SOFTBANK CORP.	2,500	94,657
		3,505,888
TOTAL COMMON STOCKS (Cost $151,580,082)		183,670,180
Convertible Bonds - 0.1%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13 (Cost $157,875)	$ 150,000	146,760
Money Market Funds - 9.1%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	6,212,440	$ 6,212,440
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	11,104,960	11,104,960
TOTAL MONEY MARKET FUNDS (Cost $17,317,400)		17,317,400
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $169,055,357)	201,134,340
NET OTHER ASSETS (LIABILITIES) - (6.0)%	(11,392,326)
NET ASSETS - 100%	$ 189,742,014
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,716 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $242,225 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 242,289
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,777
Fidelity Securities Lending Cash Central Fund	34,869
Total	$ 37,646
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 183,670,180	$ 181,256,003	$ 2,128,981	$ 285,196
Convertible Bonds	146,760	-	146,760	-
Money Market Funds	17,317,400	17,317,400	-	-
Total Investments in Securities:	$ 201,134,340	$ 198,573,403	$ 2,275,741	$ 285,196
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(774,673)
Cost of Purchases	361,595
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	698,274
Transfers out of Level 3	-
Ending Balance	$ 285,196
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ (774,673)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.5%
Cayman Islands	6.5%
China	3.0%
Ireland	2.8%
Bermuda	1.6%
Canada	1.2%
Japan	1.2%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,081,866) - See accompanying schedule: Unaffiliated issuers (cost $151,737,957)	$ 183,816,940
Fidelity Central Funds (cost $17,317,400)	17,317,400
Total Investments (cost $169,055,357)		$ 201,134,340
Receivable for investments sold		5,670,659
Receivable for fund shares sold		4,727
Dividends receivable		23,265
Interest receivable		61
Distributions receivable from Fidelity Central Funds		19,797
Other receivables		10,008
Total assets		206,862,857

Liabilities
Payable for investments purchased	$ 5,859,806
Payable for fund shares redeemed	11,402
Accrued management fee	86,296
Other affiliated payables	23,153
Other payables and accrued expenses	35,226
Collateral on securities loaned, at value	11,104,960
Total liabilities		17,120,843

Net Assets		$ 189,742,014
Net Assets consist of:
Paid in capital		$ 138,775,326
Accumulated net investment loss		(363,770)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		19,251,430
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		32,079,028
Net Assets		$ 189,742,014

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($89,229,038 ÷ 7,798,408 shares)	$ 11.44

Investor Class: Net Asset Value, offering price and redemption price per share ($100,512,976 ÷ 8,835,572 shares)	$ 11.38

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 381,685
Interest		186
Income from Fidelity Central Funds (including $34,869 from security lending)		37,646
Total income		419,517

Expenses
Management fee	$ 595,922
Transfer agent fees	125,685
Accounting and security lending fees	42,364
Custodian fees and expenses	17,081
Independent trustees' compensation	539
Audit	23,572
Legal .	147
Interest	283
Miscellaneous	850
Total expenses before reductions	806,443
Expense reductions	(23,156)	783,287
Net investment income (loss)		(363,770)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,642,009
Foreign currency transactions	14,409
Total net realized gain (loss)		19,656,418
Change in net unrealized appreciation (depreciation) on: Investment securities	(14,353,345)
Assets and liabilities in foreign currencies	(23)
Total change in net unrealized appreciation (depreciation)		(14,353,368)
Net gain (loss)		5,303,050
Net increase (decrease) in net assets resulting from operations		$ 4,939,280

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (363,770)	$ (594,832)
Net realized gain (loss)	19,656,418	21,727,514
Change in net unrealized appreciation (depreciation)	(14,353,368)	14,642,560
Net increase (decrease) in net assets resulting from operations	4,939,280	35,775,242
Distributions to shareholders from net realized gain	(3,496,825)	-
Share transactions - net increase (decrease)	(4,338,213)	4,540,824
Redemption fees	39,973	70,230
Total increase (decrease) in net assets	(2,855,785)	40,386,296

Net Assets
Beginning of period	192,597,799	152,211,503
End of period (including accumulated net investment loss of $363,770 and accumulated net investment loss of $0, respectively)	$ 189,742,014	$ 192,597,799

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 8.83	$ 4.51	$ 11.02	$ 10.37	$ 10.35
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	.01 H	.01	(.05)	(.04)
Net realized and unrealized gain (loss)	.37	2.48	4.32	(5.01)	1.52	.88
Total from investment operations	.35	2.45	4.33	(5.00)	1.47	.84
Distributions from net investment income	-	-	(.01)	(.01)	-	-
Distributions from net realized gain	(.19)	-	-	(1.49)	(.83)	(.83)
Total distributions	(.19)	-	(.01)	(1.51) K	(.83)	(.83)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 11.44	$ 11.28	$ 8.83	$ 4.51	$ 11.02	$ 10.37
Total Return B,C,D	2.99%	27.75%	96.02%	(50.77)%	15.36%	8.19%
Ratios to Average Net Assets F,I
Expenses before reductions	.71% A	.73%	.78%	.81%	.81%	.80%
Expenses net of fee waivers, if any	.71% A	.72%	.78%	.81%	.81%	.80%
Expenses net of all reductions	.69% A	71%	.76%	.79%	.79%	.77%
Net investment income (loss)	(.30)% A	(.35)%	.13% H	.19%	(.44)%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 89,229	$ 100,854	$ 88,231	$ 25,400	$ 70,788	$ 64,689
Portfolio turnover rate G	150% A	114%	130%	237%	213%	269%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.08)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.51 per share is comprised of distributions from net investment income of $0.011 and distributions from net realized gain of $1.494 per share.

Financial Highlights - Investor Class

	Six months ended	Years ended December 31,
	June 30, 2011 (Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 8.79	$ 4.50	$ 10.97	$ 10.34	$ 10.33
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04)	- H,J	.01	(.06)	(.06)
Net realized and unrealized gain (loss)	.37	2.47	4.30	(4.99)	1.50	.89
Total from investment operations	.35	2.43	4.30	(4.98)	1.44	.83
Distributions from net investment income	-	-	(.01)	(.01)	-	-
Distributions from net realized gain	(.19)	-	-	(1.49)	(.82)	(.83)
Total distributions	(.19)	-	(.01)	(1.49) K	(.82)	(.83)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 11.38	$ 11.22	$ 8.79	$ 4.50	$ 10.97	$ 10.34
Total Return B,C,D	3.00%	27.65%	95.49%	(50.74)%	15.15%	8.10%
Ratios to Average Net Assets F,I
Expenses before reductions	.80% A	.81%	.88%	.90%	.93%	.93%
Expenses net of fee waivers, if any	.80% A	.81%	.88%	.90%	.93%	.93%
Expenses net of all reductions	.77% A	.80%	.85%	.89%	.91%	.90%
Net investment income (loss)	(.38)% A	(.44)%	.03% H	.10%	(.56)%	(.56)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 100,513	$ 91,743	$ 63,980	$ 12,903	$ 34,367	$ 15,939
Portfolio turnover rate G	150% A	114%	130%	237%	213%	269%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.17)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.49 per share is comprised of distributions from net investment income of $0.005 and distributions from net realized gain of $1.485 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Technology Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 38,944,563
Gross unrealized depreciation	(7,830,965)
Net unrealized appreciation (depreciation) on securities and other investments	$ 31,113,598
Tax cost	$ 170,020,742

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Trading (Redemption) Fees. Shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $157,323,813 and $169,939,486, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 39,756
Investor Class	85,929
$ 125,685

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,242 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 3,630,571.40%		$ 283

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $339 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $112 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $23,094 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $62.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net realized gain
Initial Class	$ 1,796,938	$ -
Investor Class	1,699,887	-
Total	$ 3,496,825	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	1,291,338	2,243,164	$ 15,338,146	$ 22,111,972
Reinvestment of distributions	150,246	-	1,796,938	-
Shares redeemed	(2,586,411)	(3,290,097)	(29,759,699)	(29,026,956)
Net increase (decrease)	(1,144,827)	(1,046,933)	$ (12,624,615)	$ (6,914,984)
Investor Class
Shares sold	2,404,391	3,459,301	$ 28,227,244	$ 34,104,347
Reinvestment of distributions	142,848	-	1,699,887	-
Shares redeemed	(1,890,113)	(2,557,328)	(21,640,729)	(22,648,539)
Net increase (decrease)	657,126	901,973	$ 8,286,402	$ 11,455,808

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VTECIC-SANN-0811
1.817388.106

Fidelity® Variable Insurance Products:
Telecommunications Portfolio

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	1.00%
Actual		$ 1,000.00	$ 1,081.50	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Investor Class	1.08%
Actual		$ 1,000.00	$ 1,081.80	$ 5.57
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	19.1	5.7
Verizon Communications, Inc.	16.1	19.0
CenturyLink, Inc.	6.7	5.1
American Tower Corp. Class A	5.0	6.9
Sprint Nextel Corp.	4.7	2.4
Crown Castle International Corp.	3.7	5.7
Cogent Communications Group, Inc.	2.9	0.2
tw telecom, inc.	2.9	1.9
NII Holdings, Inc.	2.7	3.9
PAETEC Holding Corp.	2.5	0.1
	66.3
Top Industries (% of fund's net assets)
As of June 30, 2011
Diversified Telecommunication Services	62.8%
Wireless Telecommunication Services	25.5%
Media	3.9%
Communications Equipment	2.3%
Internet Software & Services	1.3%
All Others*	4.2%

As of December 31, 2010
Diversified Telecommunication Services	48.6%
Wireless Telecommunication Services	35.9%
Media	8.8%
Internet Software & Services	2.5%
Software	1.9%
All Others*	2.3%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.6%
Diversified Support Services - 0.6%
Blue Label Telecoms Ltd.	132,800	$ 98,788
COMMUNICATIONS EQUIPMENT - 2.3%
Communications Equipment - 2.3%
Juniper Networks, Inc. (a)	3,313	104,360
Nortel Networks Corp. (a)	100	0
QUALCOMM, Inc.	4,700	266,913
		371,273
CONSTRUCTION & ENGINEERING - 0.7%
Construction & Engineering - 0.7%
PT Tower Bersama Infrastructure Tbk	425,000	117,691
DIVERSIFIED TELECOMMUNICATION SERVICES - 62.8%
Alternative Carriers - 13.2%
AboveNet, Inc.	3,800	267,748
Cogent Communications Group, Inc. (a)	26,906	457,671
Global Crossing Ltd. (a)	6,319	242,523
PAETEC Holding Corp. (a)	83,400	399,486
tw telecom, inc. (a)	22,233	456,443
Vonage Holdings Corp. (a)	61,900	272,979
		2,096,850
Integrated Telecommunication Services - 49.6%
AT&T, Inc.	96,883	3,043,096
Cbeyond, Inc. (a)	20,550	271,877
CenturyLink, Inc.	26,288	1,062,824
China Unicom (Hong Kong) Ltd. sponsored ADR	4,500	91,215
Cincinnati Bell, Inc. New (a)	76,200	252,984
General Communications, Inc. Class A (a)	11,200	135,184
PT XL Axiata Tbk	105,500	75,652
Telecomunicacoes de Sao Paulo SA sponsored ADR	5,050	149,985
Telenor ASA sponsored ADR	5,250	258,825
Verizon Communications, Inc.	68,828	2,562,466
		7,904,108
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		10,000,958
INTERNET SOFTWARE & SERVICES - 1.3%
Internet Software & Services - 1.3%
Rackspace Hosting, Inc. (a)	3,200	136,768
Support.com, Inc. (a)	13,400	64,320
		201,088
MEDIA - 3.9%
Cable & Satellite - 3.9%
Kabel Deutschland Holding AG (a)	4,400	270,568

	Shares	Value
Liberty Global, Inc. Class A (a)	2,666	$ 120,077
Virgin Media, Inc.	7,800	233,454
		624,099
SOFTWARE - 0.7%
Application Software - 0.7%
Asiainfo-Linkage, Inc. (a)	4,500	74,520
Synchronoss Technologies, Inc. (a)	1,201	38,108
		112,628
WIRELESS TELECOMMUNICATION SERVICES - 25.5%
Wireless Telecommunication Services - 25.5%
American Tower Corp. Class A (a)	15,300	800,649
Axiata Group Bhd	86,400	143,356
Clearwire Corp. Class A (a)	33,731	127,503
Crown Castle International Corp. (a)	14,617	596,227
ICO Global Communications Holdings Ltd. Class A (a)	138,923	384,817
Leap Wireless International, Inc. (a)	2	32
MetroPCS Communications, Inc. (a)	17,678	304,238
NII Holdings, Inc. (a)	9,981	422,995
PT Indosat Tbk	233,000	138,553
SBA Communications Corp. Class A (a)	10,418	397,863
Sprint Nextel Corp. (a)	137,268	739,875
		4,056,108
TOTAL COMMON STOCKS (Cost $14,028,177)		15,582,633
Money Market Funds - 6.1%

Fidelity Cash Central Fund, 0.11% (b) (Cost $967,991)	967,991	967,991
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $14,996,168)		16,550,624
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(624,964)
NET ASSETS - 100%		$ 15,925,660
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 243
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $2,037,085 of which $1,678,905 and $358,180 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $14,028,177)	$ 15,582,633
Fidelity Central Funds (cost $967,991)	967,991
Total Investments (cost $14,996,168)		$ 16,550,624
Foreign currency held at value (cost $902)		906
Receivable for fund shares sold		11,276
Dividends receivable		748
Distributions receivable from Fidelity Central Funds		121
Receivable from investment adviser for expense reductions		2,162
Other receivables		1,470
Total assets		16,567,307

Liabilities
Payable for investments purchased	$ 612,583
Payable for fund shares redeemed	21
Accrued management fee	6,263
Other affiliated payables	1,768
Other payables and accrued expenses	21,012
Total liabilities		641,647

Net Assets		$ 15,925,660
Net Assets consist of:
Paid in capital		$ 16,109,193
Undistributed net investment income		42,649
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,780,518)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,554,336
Net Assets		$ 15,925,660

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($6,129,567 ÷ 699,642 shares)	$ 8.76

Investor Class: Net Asset Value, offering price and redemption price per share ($9,796,093 ÷ 1,122,718 shares)	$ 8.73

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 122,463
Interest		1
Income from Fidelity Central Funds		243
Total income		122,707

Expenses
Management fee	$ 29,644
Transfer agent fees	8,973
Accounting fees and expenses	2,074
Custodian fees and expenses	3,975
Independent trustees' compensation	25
Audit	19,752
Legal	6
Miscellaneous	42
Total expenses before reductions	64,491
Expense reductions	(9,456)	55,035
Net investment income (loss)		67,672
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	420,143
Foreign currency transactions	(153)
Total net realized gain (loss)		419,990
Change in net unrealized appreciation (depreciation) on: Investment securities	396,982
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		396,985
Net gain (loss)		816,975
Net increase (decrease) in net assets resulting from operations		$ 884,647

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 67,672	$ 113,039
Net realized gain (loss)	419,990	380,162
Change in net unrealized appreciation (depreciation)	396,985	797,145
Net increase (decrease) in net assets resulting from operations	884,647	1,290,346
Distributions to shareholders from net investment income	-	(157,959)
Share transactions - net increase (decrease)	5,554,731	1,086,899
Redemption fees	2,691	9,541
Total increase (decrease) in net assets	6,442,069	2,228,827

Net Assets
Beginning of period	9,483,591	7,254,764
End of period (including undistributed net investment income of $42,649 and distributions in excess of net investment income of $25,023, respectively)	$ 15,925,660	$ 9,483,591

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.10	$ 7.01	$ 4.81	$ 9.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.11	.09	.09	.05
Net realized and unrealized gain (loss)	.61	1.10	2.21	(4.53)	(.17)
Total from investment operations	.66	1.21	2.30	(4.44)	(.12)
Distributions from net investment income	-	(.13)	(.11)	(.11)	(.05)
Distributions from net realized gain	-	-	-	-	(.48)
Total distributions	-	(.13)	(.11)	(.11)	(.53)
Redemption fees added to paid in capital E	- J	.01	.01	- J	.01
Net asset value, end of period	$ 8.76	$ 8.10	$ 7.01	$ 4.81	$ 9.36
Total Return B, C, D	8.15%	17.54%	48.00%	(47.41)%	(1.18)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.16% A	1.55%	1.70%	2.07%	1.37% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	.98% A	.98%	.98%	.99%	1.00% A
Net investment income (loss)	1.31% A	1.57%	1.55%	1.32%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,130	$ 3,823	$ 3,626	$ 1,549	$ 3,956
Portfolio turnover rate G	89% A	93%	167%	203%	160% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period April 24, 2007 (commencement of operations) to December 31, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.07	$ 6.99	$ 4.80	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.11	.09	.09	.04
Net realized and unrealized gain (loss)	.61	1.09	2.20	(4.53)	(.17)
Total from investment operations	.66	1.20	2.29	(4.44)	(.13)
Distributions from net investment income	-	(.13)	(.11)	(.11)	(.05)
Distributions from net realized gain	-	-	-	-	(.48)
Total distributions	-	(.13)	(.11)	(.11)	(.53)
Redemption fees added to paid in capital E	- J	.01	.01	- J	.01
Net asset value, end of period	$ 8.73	$ 8.07	$ 6.99	$ 4.80	$ 9.35
Total Return B, C, D	8.18%	17.45%	47.90%	(47.46)%	(1.28)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.23% A	1.61%	1.78%	2.15%	1.50% A
Expenses net of fee waivers, if any	1.08% A	1.08%	1.08%	1.09%	1.15% A
Expenses net of all reductions	1.06% A	1.07%	1.07%	1.08%	1.15% A
Net investment income (loss)	1.23% A	1.49%	1.47%	1.23%	.48% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,796	$ 5,661	$ 3,629	$ 1,632	$ 4,298
Portfolio turnover rate G	89% A	93%	167%	203%	160% A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period April 24, 2007 (commencement of operations) to December 31, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Telecommunications Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,040,764
Gross unrealized depreciation	(625,917)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,414,847
Tax cost	$ 15,135,777

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Trading (Redemption) Fees. Shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $10,229,879 and $4,857,399, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 2,769
Investor Class	6,204
$ 8,973

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,279 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Initial Class	1.00%	$ 3,567
Investor Class	1.08%	4,973
		$ 8,540

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $916 for the period.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ -	$ 70,546
Investor Class	-	87,413
Total	$ -	$ 157,959

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	386,358	394,184	$ 3,283,856	$ 2,812,772
Reinvestment of distributions	-	9,174	-	70,546
Shares redeemed	(158,768)	(448,829)	(1,323,970)	(3,234,790)
Net increase (decrease)	227,590	(45,471)	$ 1,959,886	$ (351,472)
Investor Class
Shares sold	682,536	501,711	$ 5,745,049	$ 3,672,849
Reinvestment of distributions	-	11,365	-	87,413
Shares redeemed	(261,486)	(330,817)	(2,150,204)	(2,321,891)
Net increase (decrease)	421,050	182,259	$ 3,594,845	$ 1,438,371

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong)
Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VTELP-SANN-0811
1.851007.104

Fidelity® Variable Insurance Products:
Utilities Portfolio

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.82%
Actual		$ 1,000.00	$ 1,091.50	$ 4.25
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11
Investor Class	.90%
Actual		$ 1,000.00	$ 1,090.80	$ 4.67
HypotheticalA		$ 1,000.00	$ 1,020.33	$ 4.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Exelon Corp.	11.4	0.0
NextEra Energy, Inc.	10.2	12.1
Public Service Enterprise Group, Inc.	7.9	3.9
Edison International	6.9	7.5
FirstEnergy Corp.	6.7	0.0
The AES Corp.	5.6	3.5
Constellation Energy Group, Inc.	4.8	2.5
American Electric Power Co., Inc.	4.8	0.0
PG&E Corp.	4.7	3.9
Sempra Energy	4.6	7.6
	67.6
Top Industries (% of fund's net assets)
As of June 30, 2011
Electric Utilities	49.4%
Multi-Utilities	22.0%
Independent Power Producers & Energy Traders	19.6%
Gas Utilities	5.8%
Oil, Gas & Consumable Fuels	1.7%
All Others*	1.5%

As of December 31, 2010
Electric Utilities	47.0%
Multi-Utilities	30.7%
Gas Utilities	9.5%
Independent Power Producers & Energy Traders	8.7%
Oil, Gas & Consumable Fuels	3.9%
All Others*	0.2%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
Shaw Group, Inc. (a)	7,200	$ 217,512
ELECTRIC UTILITIES - 49.4%
Electric Utilities - 49.4%
American Electric Power Co., Inc.	60,400	2,275,872
Edison International	84,638	3,279,723
Entergy Corp.	17,728	1,210,468
Exelon Corp.	127,476	5,461,069
FirstEnergy Corp.	73,100	3,227,365
ITC Holdings Corp.	29,306	2,103,292
NextEra Energy, Inc.	85,089	4,889,214
NV Energy, Inc.	77,548	1,190,362
		23,637,365
GAS UTILITIES - 5.8%
Gas Utilities - 5.8%
National Fuel Gas Co.	13,107	954,190
ONEOK, Inc.	24,780	1,833,968
		2,788,158
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 19.6%
Independent Power Producers & Energy Traders - 19.6%
Calpine Corp. (a)	132,133	2,131,305
Constellation Energy Group, Inc.	60,853	2,309,980
GenOn Energy, Inc. (a)	314,400	1,213,584
NRG Energy, Inc. (a)	42,100	1,034,818
The AES Corp. (a)	208,563	2,657,093
		9,346,780
MULTI-UTILITIES - 22.0%
Multi-Utilities - 22.0%
CenterPoint Energy, Inc.	40,891	791,241

	Shares	Value
NiSource, Inc.	6,414	$ 129,884
OGE Energy Corp.	27,097	1,363,521
PG&E Corp.	53,796	2,261,046
Public Service Enterprise Group, Inc.	115,188	3,759,736
Sempra Energy	41,941	2,217,840
		10,523,268
OIL, GAS & CONSUMABLE FUELS - 1.7%
Oil & Gas Storage & Transport - 1.7%
Williams Companies, Inc.	26,100	789,525
TOTAL COMMON STOCKS (Cost $43,200,359)		47,302,608
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.11% (b) (Cost $1,211,852)	1,211,852	1,211,852
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $44,412,211)	48,514,460
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(706,468)
NET ASSETS - 100%	$ 47,807,992
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 409
Fidelity Securities Lending Cash Central Fund	554
Total	$ 963
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $10,726,953 of which $928,081 and $9,798,872 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $43,200,359)	$ 47,302,608
Fidelity Central Funds (cost $1,211,852)	1,211,852
Total Investments (cost $44,412,211)		$ 48,514,460
Receivable for investments sold		51,457
Receivable for fund shares sold		11,852
Dividends receivable		88,751
Distributions receivable from Fidelity Central Funds		119
Other receivables		4,855
Total assets		48,671,494

Liabilities
Payable for investments purchased	$ 722,823
Payable for fund shares redeemed	91,759
Accrued management fee	20,837
Other affiliated payables	5,584
Other payables and accrued expenses	22,499
Total liabilities		863,502

Net Assets		$ 47,807,992
Net Assets consist of:
Paid in capital		$ 52,804,290
Undistributed net investment income		532,383
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,630,930)
Net unrealized appreciation (depreciation) on investments		4,102,249
Net Assets		$ 47,807,992

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($22,196,402 ÷ 2,066,983 shares)	$ 10.74

Investor Class: Net Asset Value, offering price and redemption price per share ($25,611,590 ÷ 2,394,761 shares)	$ 10.69

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 704,231
Income from Fidelity Central Funds		963
Total income		705,194

Expenses
Management fee	$ 116,167
Transfer agent fees	26,859
Accounting and security lending fees	8,191
Custodian fees and expenses	7,143
Independent trustees' compensation	104
Audit	21,659
Legal	25
Miscellaneous	210
Total expenses before reductions	180,358
Expense reductions	(9,373)	170,985
Net investment income (loss)		534,209
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,733,326
Foreign currency transactions	(254)
Total net realized gain (loss)		1,733,072
Change in net unrealized appreciation (depreciation) on: Investment securities	1,361,538
Assets and liabilities in foreign currencies	(246)
Total change in net unrealized appreciation (depreciation)		1,361,292
Net gain (loss)		3,094,364
Net increase (decrease) in net assets resulting from operations		$ 3,628,573

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 534,209	$ 1,033,539
Net realized gain (loss)	1,733,072	3,586,017
Change in net unrealized appreciation (depreciation)	1,361,292	(708,115)
Net increase (decrease) in net assets resulting from operations	3,628,573	3,911,441
Distributions to shareholders from net investment income	-	(1,110,975)
Share transactions - net increase (decrease)	3,294,936	(2,560,920)
Redemption fees	2,709	31,911
Total increase (decrease) in net assets	6,926,218	271,457

Net Assets
Beginning of period	40,881,774	40,610,317
End of period (including undistributed net investment income of $532,383 and distributions in excess of net investment income of $1,826, respectively)	$ 47,807,992	$ 40,881,774

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.84	$ 9.10	$ 8.14	$ 13.09	$ 11.29	$ 9.53
Income from Investment Operations
Net investment income (loss) E	.13	.26	.25	.20	.21	.24
Net realized and unrealized gain (loss)	.77	.75	1.01	(4.86)	2.12	2.76
Total from investment operations	.90	1.01	1.26	(4.66)	2.33	3.00
Distributions from net investment income	-	(.28)	(.30)	(.26)	(.25)	(.14)
Distributions from net realized gain	-	-	-	(.03)	(.29)	(1.10)
Total distributions	-	(.28)	(.30)	(.29)	(.54)	(1.24)J
Redemption fees added to paid in capital E	- I	.01	- I	- I	.01	- I
Net asset value, end of period	$ 10.74	$ 9.84	$ 9.10	$ 8.14	$ 13.09	$ 11.29
Total Return B,C,D	9.15%	11.20%	15.42%	(35.61)%	20.67%	31.79%
Ratios to Average Net Assets F,H
Expenses before reductions	.82% A	.82%	.81%	.75%	.73%	.81%
Expenses net of fee waivers, if any	.82% A	.81%	.81%	.75%	.73%	.81%
Expenses net of all reductions	.78% A	.78%	.79%	.74%	.73%	.80%
Net investment income (loss)	2.60% A	2.75%	3.13%	1.81%	1.65%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,196	$ 21,142	$ 24,159	$ 31,760	$ 84,105	$ 77,153
Portfolio turnover rate G	204% A	249%	219%	112%	90%	139%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $1.24 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $1.105 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.80	$ 9.07	$ 8.12	$ 13.05	$ 11.26	$ 9.52
Income from Investment Operations
Net investment income (loss) E	.13	.25	.25	.19	.19	.23
Net realized and unrealized gain (loss)	.76	.74	.99	(4.84)	2.12	2.75
Total from investment operations	.89	.99	1.24	(4.65)	2.31	2.98
Distributions from net investment income	-	(.27)	(.29)	(.25)	(.24)	(.13)
Distributions from net realized gain	-	-	-	(.03)	(.29)	(1.10)
Total distributions	-	(.27)	(.29)	(.28)	(.53)	(1.24)J
Redemption fees added to paid in capital E	- I	.01	- I	- I	.01	- I
Net asset value, end of period	$ 10.69	$ 9.80	$ 9.07	$ 8.12	$ 13.05	$ 11.26
Total Return B,C,D	9.08%	11.04%	15.24%	(35.65)%	20.53%	31.56%
Ratios to Average Net Assets F,H
Expenses before reductions	.90% A	.91%	.92%	.84%	.84%	.96%
Expenses net of fee waivers, if any	.90% A	.90%	.92%	.84%	.84%	.96%
Expenses net of all reductions	.86% A	.87%	.90%	.84%	.84%	.96%
Net investment income (loss)	2.51% A	2.66%	3.02%	1.72%	1.53%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,612	$ 19,740	$ 16,452	$ 18,518	$ 42,196	$ 18,889
Portfolio turnover rate G	204% A	249%	219%	112%	90%	139%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $1.24 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $1.105 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Utilities Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,183,633
Gross unrealized depreciation	(635,110)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,548,523

Tax cost	$ 44,965,937

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Trading (Redemption) Fees. Shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $46,334,308 and $42,937,810, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 9,054
Investor Class	17,805
$ 26,859

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,048 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $71 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $554. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9,373 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ -	$ 585,861
Investor Class	-	525,114
Total	$ -	$ 1,110,975

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	227,663	227,625	$ 2,395,790	$ 2,170,873
Reinvestment of distributions	-	60,212	-	585,861
Shares redeemed	(309,340)	(794,278)	(3,159,127)	(7,319,333)
Net increase (decrease)	(81,677)	(506,441)	$ (763,337)	$ (4,562,599)
Investor Class
Shares sold	662,193	896,575	$ 6,902,065	$ 8,491,867
Reinvestment of distributions	-	54,135	-	525,114
Shares redeemed	(281,005)	(751,317)	(2,843,792)	(7,015,302)
Net increase (decrease)	381,188	199,393	$ 4,058,273	$ 2,001,679

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VTELIC-SANN-0811
1.817394.106

Fidelity® Variable Insurance Products:
Value Leaders Portfolio

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.85%
Actual		$ 1,000.00	$ 1,053.80	$ 4.33
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26
Service Class	.95%
Actual		$ 1,000.00	$ 1,052.80	$ 4.84
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Service Class 2	1.10%
Actual		$ 1,000.00	$ 1,052.00	$ 5.60
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Investor Class	.93%
Actual		$ 1,000.00	$ 1,052.80	$ 4.73
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Citigroup, Inc.	5.0	2.6
Alcatel-Lucent SA sponsored ADR	4.8	0.0
Grupo Modelo SAB de CV Series C	4.6	2.8
Pfizer, Inc.	4.5	5.8
Garmin Ltd.	3.9	2.7
Goldman Sachs Group, Inc.	3.8	1.4
General Electric Co.	3.3	3.2
Chevron Corp.	2.9	2.6
Merck & Co., Inc.	2.9	1.8
Johnson & Johnson	2.7	2.7
	38.4
Top Five Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.0	23.0
Information Technology	14.9	10.3
Health Care	13.8	14.6
Energy	11.4	13.3
Consumer Discretionary	9.7	7.3
Asset Allocation (% of fund's net assets)
As of June 30, 2011 *		As of December 31, 2010 **
	Stocks 98.3%		Stocks 97.8%
	Short-Term Investments and Net Other Assets 1.7%		Short-Term Investments and Net Other Assets 2.2%
* Foreign investments	23.8%	** Foreign investments	22.1%

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 9.7%
Automobiles - 0.3%
Honda Motor Co. Ltd.	2,200	$ 84,738
Household Durables - 4.0%
D.R. Horton, Inc.	1,300	14,976
Garmin Ltd. (d)	31,880	1,052,996
		1,067,972
Media - 3.6%
Comcast Corp. Class A (special) (non-vtg.)	4,100	99,343
Time Warner, Inc.	7,000	254,590
Washington Post Co. Class B (d)	1,500	628,425
		982,358
Multiline Retail - 0.8%
JCPenney Co., Inc.	5,993	206,998
Specialty Retail - 1.0%
American Eagle Outfitters, Inc.	20,685	263,734
TOTAL CONSUMER DISCRETIONARY		2,605,800
CONSUMER STAPLES - 9.1%
Beverages - 4.6%
Grupo Modelo SAB de CV Series C	206,000	1,240,541
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	9,800	368,284
Kroger Co.	5,895	146,196
		514,480
Food Products - 1.9%
Dean Foods Co. (a)	10,700	131,289
Kraft Foods, Inc. Class A	10,700	376,961
		508,250
Tobacco - 0.7%
Lorillard, Inc.	1,816	197,708
TOTAL CONSUMER STAPLES		2,460,979
ENERGY - 11.4%
Energy Equipment & Services - 0.9%
Transocean Ltd. (United States)	3,717	239,970
Oil, Gas & Consumable Fuels - 10.5%
Anadarko Petroleum Corp.	4,130	317,019
Apache Corp.	1,200	148,068
BP PLC sponsored ADR	6,703	296,876
Chevron Corp.	7,700	791,868
ConocoPhillips	3,600	270,684
Kosmos Energy Ltd.	5,000	84,900
Marathon Oil Corp.	6,468	340,734

	Shares	Value
Occidental Petroleum Corp.	4,200	$ 436,968
Suncor Energy, Inc.	3,300	129,345
		2,816,462
TOTAL ENERGY		3,056,432
FINANCIALS - 26.0%
Capital Markets - 6.6%
Bank of New York Mellon Corp.	10,800	276,696
Goldman Sachs Group, Inc.	7,656	1,018,937
Morgan Stanley	6,300	144,963
Northern Trust Corp.	3,700	170,052
State Street Corp.	3,700	166,833
		1,777,481
Commercial Banks - 4.2%
Aozora Bank Ltd.	83,000	192,349
Sumitomo Mitsui Financial Group, Inc.	11,100	342,180
Wells Fargo & Co.	20,755	582,385
		1,116,914
Consumer Finance - 0.9%
Discover Financial Services	8,900	238,075
Diversified Financial Services - 9.1%
Bank of America Corp.	41,712	457,164
Citigroup, Inc.	32,293	1,344,680
JPMorgan Chase & Co.	15,896	650,782
		2,452,626
Insurance - 4.9%
Berkshire Hathaway, Inc. Class B (a)	2,471	191,231
First American Financial Corp.	14,400	225,360
Lincoln National Corp.	6,700	190,883
MetLife, Inc.	10,900	478,183
RenaissanceRe Holdings Ltd.	1,351	94,502
XL Group PLC Class A	6,900	151,662
		1,331,821
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.	17,700	74,871
TOTAL FINANCIALS		6,991,788
HEALTH CARE - 13.8%
Biotechnology - 0.7%
Gilead Sciences, Inc. (a)	4,700	194,627
Health Care Equipment & Supplies - 0.7%
CareFusion Corp. (a)	7,000	190,190
Health Care Providers & Services - 1.1%
Omnicare, Inc.	9,098	290,135
Pharmaceuticals - 11.3%
Eli Lilly & Co.	8,612	323,208
Johnson & Johnson	10,975	730,057
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	22,170	$ 782,379
Pfizer, Inc.	57,767	1,190,000
		3,025,644
TOTAL HEALTH CARE		3,700,596
INDUSTRIALS - 7.2%
Aerospace & Defense - 1.7%
Textron, Inc.	7,788	183,875
United Technologies Corp.	3,100	274,381
		458,256
Building Products - 0.5%
Armstrong World Industries, Inc.	2,800	127,568
Construction & Engineering - 0.8%
Jacobs Engineering Group, Inc. (a)	4,604	199,123
Electrical Equipment - 0.9%
Alstom SA (d)	4,027	248,332
Industrial Conglomerates - 3.3%
General Electric Co.	47,602	897,774
TOTAL INDUSTRIALS		1,931,053
INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 8.6%
Alcatel-Lucent SA sponsored ADR (a)(d)	223,146	1,287,552
Cisco Systems, Inc.	32,628	509,323
Comverse Technology, Inc. (a)	67,800	525,450
		2,322,325
Computers & Peripherals - 2.2%
Seagate Technology	11,856	191,593
Western Digital Corp. (a)	11,000	400,180
		591,773
Electronic Equipment & Components - 0.5%
Corning, Inc.	6,920	125,598
Office Electronics - 1.2%
Xerox Corp.	31,850	331,559
Semiconductors & Semiconductor Equipment - 1.1%
Advanced Micro Devices, Inc. (a)	40,543	283,396
Software - 1.3%
Microsoft Corp.	13,400	348,400
TOTAL INFORMATION TECHNOLOGY		4,003,051

	Shares	Value
MATERIALS - 2.9%
Chemicals - 2.1%
Clariant AG (Reg.) (a)	29,050	$ 555,291
Metals & Mining - 0.8%
Goldcorp, Inc.	4,700	227,349
TOTAL MATERIALS		782,640
TELECOMMUNICATION SERVICES - 2.4%
Wireless Telecommunication Services - 2.4%
Sprint Nextel Corp. (a)	118,468	638,543
UTILITIES - 0.9%
Electric Utilities - 0.9%
NextEra Energy, Inc.	4,250	244,205
TOTAL COMMON STOCKS (Cost $26,295,583)		26,415,087
Money Market Funds - 7.7%

Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c) (Cost $2,077,295)	2,077,295	2,077,295
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $28,372,878)		28,492,382
NET OTHER ASSETS (LIABILITIES) - (6.0)%		(1,602,422)
NET ASSETS - 100%		$ 26,889,960
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 255
Fidelity Securities Lending Cash Central Fund	15,346
Total	$ 15,601
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,605,800	$ 2,521,062	$ 84,738	$ -
Consumer Staples	2,460,979	2,460,979	-	-
Energy	3,056,432	3,056,432	-	-
Financials	6,991,788	6,457,259	534,529	-
Health Care	3,700,596	3,700,596	-	-
Industrials	1,931,053	1,931,053	-	-
Information Technology	4,003,051	4,003,051	-	-
Materials	782,640	782,640	-	-
Telecommunication Services	638,543	638,543	-	-
Utilities	244,205	244,205	-	-
Money Market Funds	2,077,295	2,077,295	-	-
Total Investments in Securities:	$ 28,492,382	$ 27,873,115	$ 619,267	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	76.2%
Switzerland	6.9%
France	5.7%
Mexico	4.6%
Japan	2.3%
Canada	1.3%
Ireland	1.3%
United Kingdom	1.1%
Others (Individually Less Than 1%)	0.6%
100.0%
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $23,114,277 of which $11,669,055 and $11,445,222 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending December 31, 2011 approximately $1,302,610 of losses recognized during the period November 1, 2010 to December 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,043,319) - See accompanying schedule: Unaffiliated issuers (cost $26,295,583)	$ 26,415,087
Fidelity Central Funds (cost $2,077,295)	2,077,295
Total Investments (cost $28,372,878)		$ 28,492,382
Receivable for investments sold		472,026
Receivable for fund shares sold		272,475
Dividends receivable		31,760
Distributions receivable from Fidelity Central Funds		2,465
Receivable from investment adviser for expense reductions		2,349
Other receivables		1,745
Total assets		29,275,202

Liabilities
Payable to custodian bank	$ 74,737
Payable for investments purchased	167,612
Payable for fund shares redeemed	2,357
Accrued management fee	12,233
Distribution and service plan fees payable	379
Other affiliated payables	3,429
Other payables and accrued expenses	47,200
Collateral on securities loaned, at value	2,077,295
Total liabilities		2,385,242

Net Assets		$ 26,889,960
Net Assets consist of:
Paid in capital		$ 49,945,952
Undistributed net investment income		165,306
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(23,320,494)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		99,196
Net Assets		$ 26,889,960

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($8,416,982 ÷ 780,728 shares)	$ 10.78

Service Class: Net Asset Value, offering price and redemption price per share ($381,525 ÷ 35,413 shares)	$ 10.77

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,601,178 ÷ 149,190 shares)	$ 10.73

Investor Class: Net Asset Value, offering price and redemption price per share ($16,490,275 ÷ 1,532,091 shares)	$ 10.76

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)
Investment Income
Dividends		$ 303,667
Income from Fidelity Central Funds		15,601
Total income		319,268

Expenses
Management fee	$ 79,139
Transfer agent fees	19,920
Distribution and service plan fees	2,423
Accounting and security lending fees	5,693
Custodian fees and expenses	16,389
Independent trustees' compensation	73
Audit	21,856
Legal	19
Miscellaneous	160
Total expenses before reductions	145,672
Expense reductions	(18,890)	126,782
Net investment income (loss)		192,486
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,737,746
Foreign currency transactions	193
Total net realized gain (loss)		1,737,939
Change in net unrealized appreciation (depreciation) on: Investment securities	(397,870)
Assets and liabilities in foreign currencies	(152)
Total change in net unrealized appreciation (depreciation)		(398,022)
Net gain (loss)		1,339,917
Net increase (decrease) in net assets resulting from operations		$ 1,532,403

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 192,486	$ 306,676
Net realized gain (loss)	1,737,939	(277,696)
Change in net unrealized appreciation (depreciation)	(398,022)	2,710,098
Net increase (decrease) in net assets resulting from operations	1,532,403	2,739,078
Distributions to shareholders from net investment income	-	(362,992)
Share transactions - net increase (decrease)	(3,564,837)	(7,962,055)
Total increase (decrease) in net assets	(2,032,434)	(5,585,969)

Net Assets
Beginning of period	28,922,394	34,508,363
End of period (including undistributed net investment income of $165,306 and distributions in excess of net investment income of $27,180, respectively)	$ 26,889,960	$ 28,922,394

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 9.42	$ 7.49	$ 13.89	$ 14.82	$ 13.30
Income from Investment Operations
Net investment income (loss) E	.08	.10	.12	.20	.20	.15
Net realized and unrealized gain (loss)	.47	.84	1.97	(6.39)	.48	1.86
Total from investment operations	.55	.94	2.09	(6.19)	.68	2.01
Distributions from net investment income	-	(.13)	(.16)	(.19)	(.21)	(.13)
Distributions from net realized gain	-	-	-	(.02)	(1.40)	(.37)
Total distributions	-	(.13)	(.16)	(.21)	(1.61)	(.49) I
Net asset value, end of period	$ 10.78	$ 10.23	$ 9.42	$ 7.49	$ 13.89	$ 14.82
Total Return B, C, D	5.38%	10.04%	27.91%	(44.61)%	4.56%	15.18%
Ratios to Average Net Assets F, H
Expenses before reductions	.97% A	.90%	.89%	.81%	.80%	.84%
Expenses net of fee waivers, if any	.85% A	.85%	.85%	.81%	.80%	.84%
Expenses net of all reductions	.83% A	.85%	.85%	.81%	.80%	.83%
Net investment income (loss)	1.42% A	1.05%	1.48%	1.79%	1.27%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,417	$ 9,855	$ 12,826	$ 18,847	$ 30,300	$ 42,725
Portfolio turnover rate G	90% A	109%	58%	95%	98%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.49 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.365 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 9.41	$ 7.48	$ 13.86	$ 14.80	$ 13.28
Income from Investment Operations
Net investment income (loss) E	.07	.09	.11	.19	.18	.14
Net realized and unrealized gain (loss)	.47	.85	1.96	(6.38)	.48	1.86
Total from investment operations	.54	.94	2.07	(6.19)	.66	2.00
Distributions from net investment income	-	(.12)	(.14)	(.17)	(.20)	(.12)
Distributions from net realized gain	-	-	-	(.02)	(1.40)	(.37)
Total distributions	-	(.12)	(.14)	(.19)	(1.60)	(.48) I
Net asset value, end of period	$ 10.77	$ 10.23	$ 9.41	$ 7.48	$ 13.86	$ 14.80
Total Return B, C, D	5.28%	10.01%	27.80%	(44.69)%	4.43%	15.11%
Ratios to Average Net Assets F, H
Expenses before reductions	1.05% A	.98%	.97%	.90%	.89%	.93%
Expenses net of fee waivers, if any	.95% A	.95%	.95%	.90%	.89%	.93%
Expenses net of all reductions	.93% A	.95%	.95%	.90%	.89%	.93%
Net investment income (loss)	1.32% A	.95%	1.38%	1.70%	1.18%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 382	$ 430	$ 677	$ 956	$ 2,577	$ 2,458
Portfolio turnover rate G	90% A	109%	58%	95%	98%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.48 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.365 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 9.39	$ 7.46	$ 13.80	$ 14.75	$ 13.25
Income from Investment Operations
Net investment income (loss) E	.06	.08	.10	.18	.15	.12
Net realized and unrealized gain (loss)	.47	.84	1.96	(6.35)	.48	1.84
Total from investment operations	.53	.92	2.06	(6.17)	.63	1.96
Distributions from net investment income	-	(.11)	(.13)	(.15)	(.18)	(.10)
Distributions from net realized gain	-	-	-	(.02)	(1.40)	(.37)
Total distributions	-	(.11)	(.13)	(.17)	(1.58)	(.46) I
Net asset value, end of period	$ 10.73	$ 10.20	$ 9.39	$ 7.46	$ 13.80	$ 14.75
Total Return B, C, D	5.20%	9.81%	27.70%	(44.77)%	4.22%	14.86%
Ratios to Average Net Assets F, H
Expenses before reductions	1.19% A	1.12%	1.12%	1.05%	1.07%	1.14%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.05%	1.07%	1.10%
Expenses net of all reductions	1.08% A	1.10%	1.10%	1.05%	1.06%	1.09%
Net investment income (loss)	1.17% A	.80%	1.23%	1.55%	1.01%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,601	$ 1,779	$ 1,756	$ 2,001	$ 5,724	$ 4,467
Portfolio turnover rate G	90% A	109%	58%	95%	98%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.46 per share is comprised of distributions from net investment income of $.099 and distributions from net realized gain of $.365 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.22	$ 9.40	$ 7.48	$ 13.87	$ 14.81	$ 13.30
Income from Investment Operations
Net investment income (loss) E	.07	.09	.11	.19	.18	.14
Net realized and unrealized gain (loss)	.47	.85	1.96	(6.38)	.48	1.86
Total from investment operations	.54	.94	2.07	(6.19)	.66	2.00
Distributions from net investment income	-	(.12)	(.15)	(.18)	(.20)	(.12)
Distributions from net realized gain	-	-	-	(.02)	(1.40)	(.37)
Total distributions	-	(.12)	(.15)	(.20)	(1.60)	(.49) I
Net asset value, end of period	$ 10.76	$ 10.22	$ 9.40	$ 7.48	$ 13.87	$ 14.81
Total Return B, C, D	5.28%	10.08%	27.72%	(44.67)%	4.41%	15.06%
Ratios to Average Net Assets F, H
Expenses before reductions	1.04% A	.96%	.97%	.90%	.91%	.97%
Expenses net of fee waivers, if any	.93% A	.93%	.93%	.90%	.91%	.97%
Expenses net of all reductions	.91% A	.93%	.93%	.90%	.91%	.96%
Net investment income (loss)	1.34% A	.97%	1.40%	1.71%	1.16%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,490	$ 16,858	$ 19,249	$ 23,606	$ 39,614	$ 28,274
Portfolio turnover rate G	90% A	109%	58%	95%	98%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.49 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.365 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Value Leaders Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,421,885
Gross unrealized depreciation	(2,936,533)
Net unrealized appreciation (depreciation) on securities and other investments	$ (514,648)
Tax cost	$ 29,007,030

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $12,678,011 and $15,870,406, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 205
Service Class 2	2,218
$ 2,423

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 4,725
Service Class	173
Service Class 2	644
Investor Class	14,378
$ 19,920

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $891 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $50 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $15,346. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Initial Class	.85%	$ 5,582
Service Class	.95%	211
Service Class 2	1.10%	782
Investor Class	.93%	8,908
		$ 15,483

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,407 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ -	$ 130,937
Service Class	-	5,302
Service Class 2	-	18,862
Investor Class	-	207,891
Total	$ -	$ 362,992

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	30,323	106,286	$ 327,779	$ 1,020,513
Reinvestment of distributions	-	13,140	-	130,937
Shares redeemed	(212,599)	(518,502)	(2,267,797)	(4,946,649)
Net increase (decrease)	(182,276)	(399,076)	$ (1,940,018)	$ (3,795,199)
Service Class
Reinvestment of distributions	-	533	-	5,302
Shares redeemed	(6,613)	(30,453)	(70,656)	(288,127)
Net increase (decrease)	(6,613)	(29,920)	$ (70,656)	$ (282,825)
Service Class 2
Shares sold	19,096	42,974	$ 204,386	$ 405,896
Reinvestment of distributions	-	1,899	-	18,862
Shares redeemed	(44,309)	(57,569)	(467,470)	(536,974)
Net increase (decrease)	(25,213)	(12,696)	$ (263,084)	$ (112,216)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Investor Class
Shares sold	222,365	328,691	$ 2,351,162	$ 3,157,179
Reinvestment of distributions	-	20,878	-	207,891
Shares redeemed	(339,653)	(746,921)	(3,642,241)	(7,136,885)
Net increase (decrease)	(117,288)	(397,352)	$ (1,291,079)	$ (3,771,815)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 94% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VVL-SANN-0811
1.788834.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund IV's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 22, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 22, 2011